UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 33-48863

Name of Registrant: VANGUARD BALANCED INDEX FUND

Address of Registrant: P.O. BOX 2600, VALLEY FORGE, PA 19482

Name and address of agent for service: R. GREGORY BARTON
                                       P.O. BOX 876
                                       VALLEY FORGE, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003  - December 31, 2003

ITEM 1: Reports to Shareholders

VANGUARD(R) BALANCED INDEX FUND
DECEMBER 31, 2003

{GRAPHIC}

ANNUAL REPORT
THE VANGUARD GROUP (R) [LOGO]

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).

--------------------------------------------------------------------------------
CONTENTS

 1 LETTER FROM THE CHAIRMAN
 6 FUND PROFILE
 8 GLOSSARY OF INVESTMENT TERMS
10 PERFORMANCE SUMMARY
12 YOUR FUND'S AFTER-TAX RETURNS
13 ABOUT YOUR FUND'S EXPENSES
14 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SUMMARY

- Vanguard Balanced Index Fund's Investor Shares rose 19.9% during the year ended December 31, 2003.

- The fund's performance was slightly better than that of its average competitor (19.1%) and in line with the return of its target composite index (20.1%).

- The broad stock market experienced a strong resurgence during 2003, while the bond market's sizzling returns in the first half of the year cooled in the second half.

--------------------------------------------------------------------------------
Want less clutter in your mailbox? Just register with Vanguard.com and opt to get fund reports online.

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

The Investor Shares of Vanguard Balanced Index Fund recorded a total return of 19.9% in 2003. This impressive result came primarily from the U.S. stock market's surge following the onset of the Iraqi war.

[GRAPHIC] [GRAPHIC] [GRAPHIC]

--------------------------------------------------------------------------------
2003 TOTAL RETURNS                       YEAR ENDED
                                        DECEMBER 31
--------------------------------------------------------------------------------
VANGUARD BALANCED INDEX FUND
  Investor Shares                             19.9%
  Admiral Shares                              20.0
  Institutional Shares                        20.1
Balanced Composite Index*                     20.1
Average Balanced Fund**                       19.1
--------------------------------------------------------------------------------

*Made up of unmanaged benchmarks weighted 60% in stocks and 40% in bonds. For stocks: the Wilshire 5000 Index; for bonds: the Lehman Aggregate Bond Index. (Returns for both component indexes appear in the table on page 2.)
**Derived from data provided by Lipper Inc.

The fund's return outpaced that of its average balanced peer fund and was on par with that of the fund's composite benchmark (a 60%/40% mix of the Wilshire 5000 Total Market Index and the Lehman Brothers Aggregate Bond Index, respectively).

The table at left presents the total returns (capital change plus reinvested distributions) for each of the fund's share classes, the fund's unmanaged composite benchmark, and its average mutual fund competitor. As of December 31, the yield of the fund's Investor Shares was 2.4%, down from 2.8% at the beginning of the year.

Details on changes in net asset value and per-share distributions for each share class can be found in the table on page 5. If you held the Balanced Index Fund in a taxable account, you may wish to review the fund's after-tax returns on page 12.

STOCKS LEAPED AHEAD AFTER YEARS OF DECLINE

Three straight years of stock market declines ended in a spectacular fashion in 2003. The broad U.S. stock market, as measured by the Wilshire 5000 Index, returned 31.6% for the 12 months.

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES

A lower-cost class of shares availaable to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES
This class of shares also carries low expenses and is available for a minimum investment of $10 million.
--------------------------------------------------------------------------------

The start of combat operations in Iraq in mid-March and the subsequent quick end to that phase of the engagement relieved months of anticipation and uncertainty that had cast a pall over the financial markets. Other factors also contributed to investors' optimism: the Federal Reserve Board's cutting short-term interest rates to a 45-year low; a falling U.S. dollar, which aided businesses dependent on exports and profits from operations overseas; mortgage rates' hitting four-decade lows, which spurred further home-buying and freed up cash through refinancing; tax cuts and refunds to consumers who were more than willing to spend the windfall; a spike in spending by businesses to replenish inventories and equipment; and the economy's rapid growth, which reached an annual rate of 8.2% in the third quarter.

The rebound was impressive across all stock market segments and industry sectors. By most gauges of performance, growth and value stocks--whose prices reflect either a premium or a discount, respectively, relative to company earnings, book value, or other measures--provided similar returns. However, as a group, small-capitalization stocks outpaced large-caps by a substantial margin, with the small-cap Russell 2000 Index outperforming the mid- to large-cap Russell 1000 Index by 17.4 percentage points. Among sectors, technology stocks--the same group that contributed the most to both the bull market of the late 1990s and the subsequent bear market--made the largest gains.


--------------------------------------------------------------------------------
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2003
                                               ---------------------------------
                                                 One         Three          Five
                                                Year         Years         Years
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                29.9%         -3.8%         -0.1%
Russell 2000 Index (Small-caps)                47.3           6.3           7.1
Wilshire 5000 Index (Entire market             31.6          -2.5           0.4
MSCI All Country World Index Free
 ex USA (International)                        41.4          -1.0           1.5
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                     4.1%          7.6%          6.6%
 (Broad taxable market)
Lehman Municipal Bond Index                     5.3           6.7           5.8
Citigroup 3-Month Treasury Bill Index           1.1           2.3           3.5
================================================================================
CPI
Consumer Price Index                            1.9%          1.9%          2.4%
--------------------------------------------------------------------------------

Meanwhile, overseas markets--particularly, emerging markets--posted results that surpassed those in the United States. For U.S.-based investors, the falling dollar augmented returns from securities denominated in most other currencies.

"JUNK" REIGNED SUPREME AND YIELDS HIT NEW LOWS

Investors' renewed appetite for risk was evident not just in the equity markets, but on the fixed income side as well. Bonds from companies with below-investment-grade credit ratings (popularly known as "junk" bonds) surged 29.0% during the 12 months, as measured by the Lehman High Yield Index.

At the other extreme of the credit-quality spectrum, U.S. Treasury securities at first seemed poised for a fourth straight year of outstanding gains. By June, the rising price of the 10-year Treasury note drove its yield down to just above 3%--a level not seen since Dwight Eisenhower occupied the Oval Office. However, the prices of Treasuries fell subsequently, and by year-end the 10-year note's yield stood at 4.25%, up 44 basis points (0.44 percentage point) from the beginning of the year. Treasuries' total returns (which include interest income) for the full 12 months were still in positive territory, but barely so.
Mortgage-backed securities did only marginally better, while investment-grade corporate bonds--particularly those with longer maturities--posted solid returns. The Lehman Aggregate Bond Index, the benchmark for the broad U.S. investment-grade taxable bond market, earned 4.1%.

As mentioned earlier, short-term interest rates also hit historical lows during the year. On top of rate cuts made in previous years to bolster the economy, the Fed slashed the target federal funds rate in June by 25 basis points to 1.00%. The yield of the 3-month Treasury bill, a proxy for money market rates, ended the year at 0.92%, 27 basis points lower than at the start of 2003.

A BOOMING STOCK MARKET PROPELLED THE FUND'S RETURNS

The Balanced Index Fund benefited handsomely from the turnaround in the stock market, which boosted your fund to its best calendar-year return since 1997. The fund also received a solid, if unexceptional, return from its fixed income component.

As expected, the 31.5% return of the fund's stock portfolio (roughly 60% of assets) closely mirrored the Wilshire 5000's 31.6%. The strong rebound in technology stocks was responsible for 6.5 percentage points of the stock portfolio's return. Financial services and consumer discretionary issues--the two largest components of the index--were also key contributors. Taken together, these three sectors, all of which stand to benefit from an accelerated economic expansion, provided more than 60% of the fund's return for the year.

The fund's bond investments--which represented about 40 cents of every dollar invested at year-end--enjoyed a strong performance in the first half of 2003, then tailed off as rising interest rates took their toll on bond prices. The bond portfolio's return for the year was 4.0%, in line with the 4.1% return of the portfolio's benchmark, the Lehman Aggregate Bond Index.

A LONG-TERM RECORD OF SUCCESSFUL BALANCED GROWTH

The Balanced Index Fund's broadly diversified, indexed approach to both the U.S. stock and the U.S. bond markets has produced an admirable long-term record. The adjacent table shows that a hypothetical investment of $10,000 made in the fund on December 31, 1993, would have grown to $24,338 on December 31, 2003. This surpasses the growth of a comparable investment in the average balanced fund by more than $3,500. In fact, your fund's ending balance is just a bit short of the hypothetical total for the target composite index, which incurs no operating or transaction costs to erode its returns.

---------------------------------------------------------------------------
TOTAL RETURNS                                               TEN YEARS ENDED
                                                          DECEMBER 31, 2003
---------------------------------------------------------------------------
                                         AVERAGE             FINAL VALUE OF
                                          ANNUAL                  A $10,000
                                          RETURN         INITIAL INVESTMENT
---------------------------------------------------------------------------
Balanced Index Fund
 Investor Shares                            9.3%                    $24,338
Balanced Composite Index                    9.5                      24,730
Average Balanced Fund                       7.6                      20,792
Wilshire 5000 Index                        10.6                      27,351
---------------------------------------------------------------------------

As veteran shareholders are surely aware, the fund's solid ten-year record--showing an average annual gain of 9.3%--masks a great deal of volatility in the financial markets. A good illustration is the fate of that hypothetical investment discussed above, the $10,000 placed in the fund on December 31, 1993. By March 31, 2000, at the start of the stock market's long downturn, the investment would have grown to $24,400. By September 30, 2002, however, its value would have tumbled to $19,301. Since then, the fund has been climbing, boosting the hypothetical account above $24,000 again as of the most recent year-end. Although the ride is always bumpy in the financial markets, a rational analysis makes the powerful case for perspective and perseverance in any portfolio that has significant exposure to the stock market.

Of course, a key contributor to your fund's long-term success is its significant cost advantage over similar mutual funds. (For a comparison of the costs of your fund with the average cost of its competitors, see page 13.)

A YEAR MARKED BY GOOD NEWS AND BAD

In terms of fund performance, this is the most enjoyable letter I've had the opportunity to write to Balanced Index Fund shareholders in some time. (The last time I reported an "up" year was 1999.) Although the market's resurgence has made my task more pleasant, it has in no way altered the advice we offered to shareholders both before and during the long downturn. In any market environment, the keys to successful long-term investing are balance, diversification, and low costs. Make these principles the foundation of your investment plan, and you'll be positioned to survive--and ultimately thrive--come what may.

Unfortunately, 2003 provided a different kind of disappointment to many investors. The reports of late trading and market-timing at some other investment management firms have been as disturbing to us as they no doubt have been to you. I want to close this letter with an assurance that Vanguard has policies and procedures in place to identify and deter such behavior. More important, Vanguard shareholders are served by a crew of the highest integrity working within a client-owned corporate structure that aligns our day-to-day efforts with your long-term financial goals.

Thank you for investing your assets with Vanguard.

Sincerely,

/s/John J. Brennan
JOHN J. BRENNAN

CHAIRMAN AND CHIEF EXECUTIVE OFFICER
JANUARY 16, 2004

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE          DECEMBER 31, 2002-DECEMBER 31, 2003
                                                       DISTRIBUTIONS PER SHARE
                                                     ---------------------------
                   STARTING               ENDING            INCOME       CAPITAL
                SHARE PRICE          SHARE PRICE         DIVIDENDS         GAINS
--------------------------------------------------------------------------------
Balanced Index Fund
  Investor Shares                      $15.65      $18.27      $0.450     $0.000
  Admiral Shares                        15.65       18.28       0.462      0.000
  Institutional Shares                  15.65       18.28       0.470      0.000
--------------------------------------------------------------------------------

FUND PROFILE                                                    AS OF 12/31/2003

This Profile provides a snapshot of the fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on pages 8-9.

--------------------------------------------------------------------------------
BALANCED INDEX FUND
TOTAL FUND CHARACTERISTICS

Yield
  Investor Shares                                2.4%
  Admiral Shares                                 2.5%
  Institutional Shares                           2.5%
Turnover Rate                                     27%
Expense Ratio
  Investor Shares                               0.22%
  Admiral Shares                                0.15%
  Institutional Shares                          0.10%
Short-Term Reserves                                1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST STOCKS (% OF EQUITIES)
General Electric Co.                              2.4%
  (conglomerate)
Microsoft Corp.                                   2.3
  (software)
ExxonMobil Corp.                                  2.1
  (oil)
Pfizer Inc.                                       2.0
  (pharmaceuticals)
Citigroup, Inc.                                   1.9
  (banking)
Wal-Mart Stores, Inc.                             1.7
  (retail)
Intel Corp.                                       1.6
  (electronics)
American International Group, Inc.                1.3
  (insurance)
Cisco Systems, Inc.                               1.3
  (computer hardware)
International Business Machines Corp.             1.2
  (computer hardware)
--------------------------------------------------------------------------------
Top Ten                                          17.8%
--------------------------------------------------------------------------------
Top Ten as % of Total Net Assets                 10.7%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL FUND VOLATILITY MEASURES
                                  COMPOSITE                 BROAD
                      FUND           INDEX*    FUND       INDEX**
--------------------------------------------------------------------------------
R-Squared             1.00             1.00    0.98          1.00
Beta                  0.98             1.00    0.55          1.00
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION (% OF EQUITY PORTFOLIO)
                                                            BROAD
                                               FUND       INDEX**
--------------------------------------------------------------------------------
Auto & Transportation                            3%            3%
Consumer Discretionary                          15            15
Consumer Staples                                 7             7
Financial Services                              23            23
Health Care                                     13            13
Integrated Oils                                  3             3
Other Energy                                     2             2
Materials & Processing                           4             4
Producer Durables                                4             4
Technology                                      15            15
Utilities                                        6             6
Other                                            5             5
--------------------------------------------------------------------------------
The "Ten Largest Stocks" excludes any temporary cash investments and equity index products.

--------------------------------------------------------------------------------
FUND ASSET ALLOCATION

Short-Term Reserves                              1%
Bonds                                           39%
Stocks                                          60%
--------------------------------------------------------------------------------





*Balanced Composite Index, weighted 60% Wilshire 5000 Index and 40% Lehman Aggregate Bond Index.

**Wilshire 5000 Index.

--------------------------------------------------------------------------------
EQUITY CHARACTERISTICS
                                                          BROAD
                                               FUND      INDEX*
--------------------------------------------------------------------------------
Number of Stocks                              3,518       5,216
Median Market Cap                            $29.3B      $29.3B
Price/Earnings Ratio                          25.6x       25.6x
Price/Book Ratio                               3.1x        3.1x
Dividend Yield                                 1.5%        1.5%
Return on Equity                              15.9%       15.9%
Earnings Growth Rate                           5.3%        5.3%
Foreign Holdings                               0.1%        0.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS
Market Cap                                                     Large
Style                                                          Blend
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME CHARACTERISTICS
                                                               BROAD
                                               FUND          INDEX**
Number of Bonds                               2,539            6,766
Yield to Maturity                             4.2%+             4.2%
Average Coupon                                 5.8%             5.7%
Average Effective Maturity                7.6 years        7.6 years
Average Quality                                 Aa1              Aaa
Average Duration                          4.5 years        4.5 years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS
Credit Quality                                       Treasury/Agency
Average Maturity                                              Medium
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY  (% OF FIXED INCOME PORTFOLIO)
Treasury/Agency/GSEs++                                           67%
Aaa                                                               8
Aa                                                                3
A                                                                11
Baa                                                              11
--------------------------------------------------------------------------------
Total                                                           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION BY ISSUER (% OF FIXED INCOME PORTFOLIO)
Asset-Backed                                                      3%
Commercial Mortgage-Backed                                        2
Finance                                                           9
Foreign                                                           4
Government Mortgage-Backed                                       35
Industrial                                                       13
Treasury/Agency                                                  32
Utilities                                                         2
--------------------------------------------------------------------------------
Total                                                           100%
--------------------------------------------------------------------------------





*Wilshire 5000 Index.
**Lehman Aggregate Bond Index.
+ Before expenses.
++Includes   government   mortgage-backed   bonds  along  with  debt  issued  by
government-sponsored enterprises.


Visit our website at Vanguard.com for regularly updated fund information.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE EFFECTIVE MATURITY. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
DIVIDEND YIELD. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or depositary receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS

PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
SHORT-TERM RESERVES. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.
--------------------------------------------------------------------------------
TURNOVER  RATE. An indication of the fund's  trading  activity.  Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

PERFORMANCE SUMMARY                                             AS OF 12/31/2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


BALANCED INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1993-DECEMBER 31, 2003

              Balanced       Wilshire        Lehman       Balanced       Average
            Index Fund           5000     Aggregate      Composite      Balanced
       Investor Shares          Index    Bond Index          Index         Fund+

199312           10000          10000         10000          10000         10000
199403            9649           9627          9713           9662          9675
199406            9556           9552          9613           9579          9559
199409            9881          10071          9672           9914          9849
199412            9844           9994          9708           9885          9748
199503           10559          10896         10198          10619         10337
199506           11403          11913         10819          11472         11087
199509           12099          13002         11032          12188         11719
199512           12664          13636         11502          12755         12204
199603           12991          14402         11298          13089         12515
199606           13341          15037         11362          13466         12808
199609           13684          15462         11572          13803         13180
199612           14431          16528         11919          14542         13883
199703           14452          16635         11853          14572         13859
199706           16110          19445         12288          16245         15294
199709           17251          21342         12696          17414         16347
199712           17641          21700         13070          17801         16520
199803           19136          24578         13273          19318         17757
199806           19540          25057         13584          19729         17982
199809           18452          22043         14158          18656         16879
199812           20790          26785         14206          21030         18747
199903           21224          27796         14135          21466         18906
199906           22126          29965         14011          22390         19776
199909           21347          27983         14106          21553         19000
199912           23620          33095         14089          23854         20377
200003           24400          34358         14400          24621         20882
200006           23895          32817         14651          24131         20646
200009           24239          32873         15092          24464         21148
200012           23138          29490         15727          23345         20682
200103           21751          25849         16204          21877         19575
200106           22767          27782         16296          22916         20178
200109           20987          23364         17047          21076         18672
200112           22441          26254         17055          22630         19774
200203           22591          26506         17071          22782         19860
200206           21111          23164         17701          21350         18440
200209           19301          19270         18512          19521         16818
200212           20304          20777         18804          20589         17459
200303           20044          20136         19066          20322         17221
200306           22198          23459         19542          22512         18977
200309           22671          24329         19514          23010         19487
200312           24338          27351         19575          24730         20792


                                   AVERAGE ANNUAL TOTAL RETURNS
                                 PERIODS ENDED DECEMBER 31, 2003
                                 -------------------------------     FINAL VALUE
                                        ONE      FIVE       TEN     OF A $10,000
                                       YEAR     YEARS     YEARS       INVESTMENT
--------------------------------------------------------------------------------
Balanced Index Fund Investor Shares* 19.87%     3.20%     9.30%          $24,338
Wilshire 5000 Index                  31.64      0.42     10.59            27,351
Lehman Aggregate Bond Index           4.10      6.62      6.95            19,575
Balanced Composite Index**           20.13      3.29      9.48            24,730
Average Balanced Fund+               19.09      2.09      7.59            20,792
--------------------------------------------------------------------------------


                                                                  FINAL VALUE OF
                                        ONE             SINCE         A $250,000
                                       YEAR       INCEPTION++         INVESTMENT
--------------------------------------------------------------------------------
Balanced Index Fund Admiral Shares    20.02%             1.65%          $263,139
Balanced Composite Index**            20.13              1.79            264,244
--------------------------------------------------------------------------------

                                                                  FINAL VALUE OF
                                        ONE             SINCE      A $10,000,000
                                       YEAR       INCEPTION++         INVESTMENT
--------------------------------------------------------------------------------
Balanced Index Fund
  Institutional Shares                20.07%             2.33%       $10,734,657
Balanced Composite Index**            20.13              1.46         10,456,495
--------------------------------------------------------------------------------

* Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
** 60% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index.
+ Derived from data provided by Lipper Inc.
++Inception date for Admiral Shares is November 13, 2000; for Institutional Shares, December 1, 2000.
Note: See Financial Highlights tables on pages 68-70 for dividend and capital gains information.

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1993-DECEMBER 31, 2003
--------------------------------------------------------------------------------
                       BALANCED INDEX FUND      COMPOSITE
                         INVESTOR SHARES           INDEX*
FISCAL            CAPITAL     INCOME    TOTAL       TOTAL
  YEAR             RETURN     RETURN   RETURN      RETURN
--------------------------------------------------------------------------------
1994                -5.2%       3.6%    -1.6%       -1.2%
1995                24.0        4.6     28.6        29.0
1996                10.0        3.9     13.9        14.0
1997                18.2        4.0     22.2        22.4
1998                14.3        3.6     17.9        18.1
1999                10.2%       3.4%    13.6%       13.4%
2000                -5.1        3.1     -2.0        -2.2
2001                -6.3        3.3     -3.0        -3.1
2002               -12.4        2.9     -9.5        -9.0
2003                16.7        3.2     19.9        20.1
--------------------------------------------------------------------------------
*60% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. Qualified dividend income is based on calendar year 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                     PERIODS ENDED DECEMBER 31, 2003
                                                 ONE YEAR  FIVE YEARS  TEN YEARS
                                                --------------------------------
BALANCED INDEX FUND INVESTOR SHARES*
  Returns Before Taxes                             19.87%       3.20%      9.30%
  Returns After Taxes on Distributions             18.98        1.95       7.80
  Returns After Taxes on Distributions
      and Sale of Fund Shares                      13.07        1.97       7.23
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

ABOUT YOUR FUND'S EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

A HYPOTHETICAL EXAMPLE

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over a 12-month period if you invested $10,000 in the fund, using the fund's actual return and operating expenses for the fiscal year ended December 31, 2003. The cost in dollars is calculated by applying the expense ratio to the average balance in the hypothetical account. For comparative purposes, we also list the average expense ratio for the fund's peer group, which is derived from data provided by Lipper Inc.

--------------------------------------------------------------------------------
                          COST OF $10,000                FUND        PEER GROUP*
                       INVESTMENT IN FUND       EXPENSE RATIO      EXPENSE RATIO
--------------------------------------------------------------------------------
Balanced Index Fund
  Investor Shares                     $24               0.22%              1.31%
  Admiral Shares                       17               0.15                  --
  Institutional Shares                 11               0.10                  --
--------------------------------------------------------------------------------
*Average Balanced Fund.
The calculation assumes no shares were sold. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratio captures data through year-end 2002.


You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the fund's prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

FINANCIAL STATEMENTS                                            AS OF 12/31/2003

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks listed in descending market-value order and bonds divided into government and industry categories. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
COMMON STOCKS (60.0%)(1)
--------------------------------------------------------------------------------
  General Electric Co.                                 2,645,500          81,958
  Microsoft Corp.                                      2,848,930          78,460
  ExxonMobil Corp.                                     1,741,518          71,402
  Pfizer Inc.                                          2,010,770          71,041
  Citigroup, Inc.                                      1,359,239          65,977
  Wal-Mart Stores, Inc.                                1,140,310          60,493
  Intel Corp.                                          1,721,085          55,419
  American International
  Group, Inc.                                            687,109          45,541
* Cisco Systems, Inc.                                  1,818,955          44,182
  International Business
  Machines Corp.                                         453,300          42,012
  Johnson & Johnson                                      782,075          40,402
  The Procter & Gamble Co.                               341,600          34,119
  The Coca-Cola Co.                                      645,983          32,784
  Bank of America Corp.                                  391,441          31,484
  Altria Group, Inc.                                     535,150          29,123
  Merck & Co., Inc.                                      586,198          27,082
  Wells Fargo & Co.                                      445,806          26,254
  Verizon Communications                                 727,528          25,522
* Berkshire Hathaway Inc. Class A                            302          25,443
  ChevronTexaco Corp.                                    281,607          24,328
* Dell Inc.                                              674,600          22,909
  SBC Communications Inc.                                872,276          22,740
  United Parcel Service, Inc.                            296,188          22,081
* Time Warner, Inc.                                    1,191,305          21,432
  Home Depot, Inc.                                       599,397          21,273
  PepsiCo, Inc.                                          452,269          21,085
* Amgen, Inc.                                            339,886          21,005
  Eli Lilly & Co.                                        295,856          20,808
  Viacom Inc. Class B                                    458,779          20,361
  J.P. Morgan Chase & Co.                                537,624          19,747
  Fannie Mae                                             256,000          19,215
  Abbott Laboratories                                    411,955          19,197
  Hewlett-Packard Co.                                    803,377          18,454
* Oracle Corp.                                         1,377,170          18,179
  3M Co.                                                 206,800          17,584
* Comcast Corp. Class A                                  528,192          17,362
  Morgan Stanley                                         285,290          16,510
  American Express Co.                                   338,914          16,346
  Wachovia Corp.                                         348,720          16,247
  Medtronic, Inc.                                        319,342          15,523
  U.S. Bancorp                                           508,148          15,133
  Wyeth                                                  350,850          14,894
  Bristol-Myers Squibb Co.                               510,937          14,613
  Merrill Lynch & Co., Inc.                              248,962          14,602
  BellSouth Corp.                                        486,905          13,779
  Bank One Corp.                                         294,554          13,429
  Texas Instruments, Inc.                                455,947          13,396
  The Walt Disney Co.                                    538,900          12,573
  The Goldman Sachs Group, Inc.                          124,700          12,312

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
  FleetBoston Financial Corp.                            277,796          12,126
  E.I. du Pont de Nemours & Co.                          262,577          12,050
  ConocoPhillips Co.                                     179,365          11,761
  United Technologies Corp.                              123,886          11,741
  Lowe's Cos., Inc.                                      207,184          11,476
  QUALCOMM Inc.                                          210,820          11,370
  Anheuser-Busch Cos., Inc.                              214,662          11,308
* eBay Inc.                                              170,238          10,996
  Freddie Mac                                            183,300          10,690
  Dow Chemical Co.                                       242,450          10,079
* Applied Materials, Inc.                                438,170           9,837
  Walgreen Co.                                           270,070           9,825
  Gillette Co.                                           266,515           9,789
  Washington Mutual, Inc.                                236,893           9,504
  The Boeing Co.                                         221,662           9,341
  Target Corp.                                           240,100           9,220
  UnitedHealth Group Inc.                                154,516           8,990
  Fifth Third Bancorp                                    149,896           8,859
  Alcoa Inc.                                             227,996           8,664
  Motorola, Inc.                                         613,313           8,629
  Schlumberger Ltd.                                      154,192           8,437
* Liberty Media Corp.                                    709,139           8,432
  MBNA Corp.                                             336,647           8,366
  McDonald's Corp.                                       334,400           8,303
* EMC Corp.                                              633,137           8,180
* Nextel Communications, Inc.                            289,757           8,131
  Allstate Corp.                                         185,352           7,974
* Boston Scientific Corp.                                215,896           7,936
  First Data Corp.                                       191,982           7,889
  General Motors Corp.                                   147,668           7,885
  Kimberly-Clark Corp.                                   132,897           7,853
* Yahoo! Inc.                                            173,184           7,823
  Ford Motor Co.                                         482,442           7,719
  Clear Channel
   Communications, Inc.                                  162,187           7,595
  Honeywell International Inc.                           227,133           7,593
  Caterpillar, Inc.                                       91,434           7,591
  Emerson Electric Co.                                   110,801           7,174
  Colgate-Palmolive Co.                                  141,500           7,082
  Cardinal Health, Inc.                                  114,000           6,972
  Illinois Tool Works, Inc.                               81,210           6,814
  The Bank of New York Co., Inc.                         203,812           6,750
  Metropolitan Life Insurance Co.                        200,300           6,744
  Schering-Plough Corp.                                  387,100           6,732
  Marsh & McLennan Cos., Inc.                            139,700           6,690
  Carnival Corp.                                         165,900           6,591
  Gannett Co., Inc.                                       71,373           6,364
  Sysco Corp.                                            170,478           6,347
  Automatic Data Processing, Inc.                        156,624           6,204
  Lockheed Martin Corp.                                  118,747           6,104
* Forest Laboratories, Inc.                               96,300           5,951
  Prudential Financial, Inc.                             142,296           5,944
* Cendant Corp.                                          266,845           5,943
  Southern Co.                                           192,900           5,835
* InterActiveCorp                                        170,437           5,783
  Exelon Corp.                                            86,173           5,718
* AT&T Wireless Services Inc.                            715,177           5,714
  HCA Inc.                                               130,559           5,609
  BB&T Corp.                                             143,967           5,563
* Amazon.com, Inc.                                       105,600           5,559
  Newmont Mining Corp.
   (Holding Co.)                                         113,760           5,530
  Lehman Brothers Holdings, Inc.                          71,485           5,520
  The Gap, Inc.                                          235,987           5,477
  Dominion Resources, Inc.                                85,485           5,457
  International Paper Co.                                126,512           5,454
* Genentech, Inc.                                         58,167           5,443
  National City Corp.                                    160,048           5,432
* Cox Communications, Inc. Class A                       156,169           5,380
  FedEx Corp.                                             78,628           5,307
  SunTrust Banks, Inc.                                    74,177           5,304
  Guidant Corp.                                           81,940           4,933
  Baxter International, Inc.                             160,708           4,905
  Duke Energy Corp.                                      239,024           4,888
  AFLAC Inc.                                             135,048           4,886
  Progressive Corp. of Ohio                               56,900           4,756
  NIKE, Inc. Class B                                      69,139           4,733
  General Dynamics Corp.                                  52,032           4,703
  Union Pacific Corp.                                     67,210           4,670
  Northrop Grumman Corp.                                  48,143           4,602
  State Street Corp.                                      88,002           4,583
  Waste Management, Inc.                                 153,349           4,539
  Sara Lee Corp.                                         208,709           4,531
  Travelers Property Casualty
    Corp. Class B                                        264,760           4,493
* Zimmer Holdings, Inc.                                   63,730           4,487
* Costco Wholesale Corp.                                 120,530           4,481
  SLM Corp.                                              118,700           4,473
  Stryker Corp.                                           52,500           4,463
  General Mills, Inc.                                     98,334           4,455
  Best Buy Co., Inc.                                      85,250           4,453
  Analog Devices, Inc.                                    96,732           4,416
  The Hartford Financial
    Services Group Inc.                                   74,480           4,397
  Omnicom Group Inc.                                      49,952           4,362
  Maxim Integrated Products, Inc.                         86,596           4,312
  Occidental Petroleum Corp.                             101,438           4,285
  Tribune Co.                                             82,303           4,247
  Charles Schwab Corp.                                   357,346           4,231
  AT&T Corp.                                             208,121           4,225
  Avon Products, Inc.                                     62,318           4,206
* Veritas Software Corp.                                 112,577           4,183
  Computer Associates
    International, Inc.                                  152,520           4,170

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
  Golden West Financial Corp.                             39,961           4,124
  Deere & Co.                                             63,241           4,114
  Kellogg Co.                                            107,500           4,094
* Hughes Electronics Corp.                               243,461           4,029
* Kohl's Corp.                                            89,575           4,026
  PNC Financial Services Group                            73,040           3,997
  Sprint Corp.                                           238,080           3,909
* WellPoint Health Networks
    Inc. Class A                                          39,950           3,875
* Sun Microsystems, Inc.                                 860,680           3,864
  ALLTEL Corp.                                            82,176           3,828
  Harley-Davidson, Inc.                                   79,800           3,793
  CVS Corp.                                              103,982           3,756
* Electronic Arts Inc.                                    78,500           3,751
  ConAgra Foods, Inc.                                    141,364           3,731
  Capital One Financial Corp.                             60,799           3,726
  Danaher Corp.                                           40,400           3,707
  Weyerhaeuser Co.                                        57,895           3,705
  Paychex, Inc.                                           99,265           3,693
  Countrywide Financial Corp.                             48,386           3,670
* Agilent Technologies, Inc.                             125,187           3,660
* Corning, Inc.                                          350,354           3,654
  Mellon Financial Corp.                                 113,348           3,640
* The Kroger Co.                                         196,436           3,636
* Staples, Inc.                                          130,355           3,559
  The McGraw-Hill Cos., Inc.                              50,396           3,524
  Devon Energy Corp.                                      61,303           3,510
* Xilinx, Inc.                                            90,200           3,494
  Linear Technology Corp.                                 82,300           3,462
  Apache Corp.                                            42,636           3,458
  Franklin Resources Corp.                                66,166           3,445
  Entergy Corp.                                           60,287           3,444
* Starbucks Corp.                                        103,000           3,405
* Bed Bath & Beyond, Inc.                                 77,992           3,381
  H.J. Heinz Co.                                          92,700           3,377
  Anadarko Petroleum Corp.                                66,131           3,373
* Univision Communications Inc.                           84,975           3,373
  The Chubb Corp.                                         49,352           3,361
  Southwest Airlines Co.                                 207,399           3,347
  Masco Corp.                                            121,953           3,343
  Wm. Wrigley Jr. Co.                                     59,250           3,330
  Raytheon Co.                                           109,645           3,294
  Praxair, Inc.                                           85,672           3,273
  International Game Technology                           91,152           3,254
  KeyCorp                                                110,370           3,236
* Biogen Idec Inc.                                        86,270           3,173
  American Electric Power Co., Inc.                      103,993           3,173
  FPL Group, Inc.                                         48,400           3,166
  Burlington Northern
    Santa Fe Corp.                                        97,823           3,165
  Air Products & Chemicals, Inc.                          59,872           3,163
* Apollo Group, Inc. Class A                              46,337           3,151
* Lucent Technologies, Inc.                            1,104,987           3,138
  Electronic Data Systems Corp.                          126,500           3,104
  M & T Bank Corp.                                        31,537           3,100
* Gilead Sciences, Inc.                                   53,316           3,100
  Ingersoll-Rand Co.                                      45,600           3,095
  FirstEnergy Corp.                                       86,910           3,059
  Sears, Roebuck & Co.                                    66,911           3,044
* PG&E Corp.                                             109,240           3,034
  Equity Office Properties
    Trust REIT                                           105,332           3,018
* KLA-Tencor Corp.                                        51,200           3,004
  Halliburton Co.                                        115,394           3,000
  TJX Cos., Inc.                                         132,700           2,926
  Progress Energy, Inc.                                   64,527           2,920
* Genzyme Corp.-General Division                          59,057           2,914
  Burlington Resources, Inc.                              52,350           2,899
  Campbell Soup Co.                                      108,036           2,895
* Xerox Corp.                                            208,584           2,878
  SouthTrust Corp.                                        87,476           2,863
  PPG Industries, Inc.                                    44,700           2,862
  John Hancock Financial
    Services, Inc.                                        76,200           2,858
  Baker Hughes, Inc.                                      88,234           2,838
* Chiron Corp.                                            49,404           2,816
  Marriott International, Inc. Class A                    60,928           2,815
  The Principal Financial Group, Inc.                     85,100           2,814
* Symantec Corp.                                          81,200           2,814
* St. Jude Medical, Inc.                                  45,384           2,784
* Intuit, Inc.                                            52,250           2,765
  Johnson Controls, Inc.                                  23,723           2,755
  Becton, Dickinson & Co.                                 66,932           2,753
  Fortune Brands, Inc.                                    38,400           2,745
* Anthem, Inc.                                            36,401           2,730
* Broadcom Corp.                                          79,800           2,720
  Aetna Inc.                                              40,249           2,720
* Fox Entertainment Group,
    Inc. Class A                                          92,800           2,705
  Marathon Oil Corp.                                      81,747           2,705
  The Clorox Co.                                          55,592           2,700
  Northern Trust Corp.                                    58,100           2,697
* Yum! Brands, Inc.                                       77,504           2,666
  Public Service Enterprise
    Group, Inc.                                           60,860           2,666
* Lexmark International, Inc.                             33,800           2,658
  Allergan, Inc.                                          34,300           2,634
  Hershey Foods Corp.                                     34,171           2,631
  Coca-Cola Enterprises, Inc.                            119,800           2,620
  PACCAR, Inc.                                            30,711           2,614
  H & R Block, Inc.                                       46,948           2,599
  Archer-Daniels-Midland Co.                             170,357           2,593
  Comerica, Inc.                                          46,159           2,588
  Consolidated Edison Inc.                                59,364           2,553

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Safeway, Inc.                                          116,510           2,553
  Unocal Corp.                                            68,176           2,511
  Rohm & Haas Co.                                         58,648           2,505
  Pitney Bowes, Inc.                                      61,569           2,501
  McKesson Corp.                                          76,749           2,468
  Limited Brands, Inc.                                   136,169           2,455
  Biomet, Inc.                                            67,350           2,452
  Norfolk Southern Corp.                                 102,800           2,431
  Adobe Systems, Inc.                                     61,700           2,425
* Medco Health Solutions, Inc.                            71,214           2,421
  Loews Corp.                                             48,900           2,418
  St. Paul Cos., Inc.                                     60,136           2,384
  Kraft Foods Inc.                                        73,775           2,377
  Moody's Corp.                                           39,100           2,368
  Simon Property Group, Inc. REIT                         50,384           2,335
  Synovus Financial Corp.                                 79,470           2,298
  Marshall & Ilsley Corp.                                 59,652           2,282
* Altera Corp.                                            99,900           2,268
  AmSouth Bancorp                                         92,477           2,266
  Federated Department Stores, Inc.                       48,054           2,265
  Cintas Corp.                                            44,950           2,253
* PeopleSoft, Inc.                                        98,804           2,253
  MBIA, Inc.                                              37,924           2,246
  UnionBanCal Corp.                                       38,696           2,227
  May Department Stores Co.                               75,982           2,209
* EchoStar Communications Corp.
    Class A                                               64,850           2,205
  Albertson's, Inc.                                       96,690           2,190
  Mattel, Inc.                                           113,390           2,185
* Computer Sciences Corp.                                 49,234           2,178
  Regions Financial Corp.                                 58,517           2,177
* Micron Technology, Inc.                                160,928           2,168
  Eaton Corp.                                             20,000           2,160
  Equity Residential REIT                                 72,586           2,142
  CIGNA Corp.                                             36,977           2,126
  Dover Corp.                                             53,316           2,119
* SunGard Data Systems, Inc.                              75,700           2,098
  Bear Stearns Co., Inc.                                  25,882           2,069
  Georgia Pacific Group                                   66,927           2,053
* Apple Computer, Inc.                                    95,532           2,041
  PPL Corp.                                               46,652           2,041
  Textron, Inc.                                           35,719           2,038
* Comcast Corp. Special Class A                           64,798           2,027
  CSX Corp.                                               56,396           2,027
  Charter One Financial, Inc.                             58,655           2,027
* Transocean Inc.                                         84,291           2,024
  TXU Corp.                                               85,310           2,024
  CIT Group Inc.                                          56,244           2,022
* Fiserv, Inc.                                            51,025           2,016
  Washington Post Co. Class B                              2,530           2,002
* Quest Diagnostics, Inc.                                 27,385           2,002
  E.W. Scripps Co. Class A                                21,200           1,996
  Monsanto Co.                                            69,017           1,986
* AutoZone Inc.                                           23,300           1,985
* Qwest Communications
   International Inc.                                    457,893           1,978
  Aon Corp.                                               82,591           1,977
  Ameren Corp.                                            42,751           1,966
* Tenet Healthcare Corp.                                 122,423           1,965
  Freeport-McMoRan Copper
   & Gold, Inc. Class B                                   46,502           1,959
  Ambac Financial Group, Inc.                             28,100           1,950
  Eastman Kodak Co.                                       75,514           1,938
  Hudson City Bancorp, Inc.                               50,580           1,931
  New York Community Bancorp, Inc.                        50,687           1,929
* American Standard Cos., Inc.                            19,100           1,923
* National Semiconductor Corp.                            48,800           1,923
  Starwood Hotels & Resorts
    Worldwide, Inc.                                       53,306           1,917
  Kinder Morgan, Inc.                                     32,399           1,915
* Juniper Networks, Inc.                                 102,200           1,909
  Lincoln National Corp.                                  46,900           1,893
  J.C. Penney Co., Inc. (Holding Co.)                     71,961           1,891
* Affiliated Computer Services, Inc.
    Class A                                               34,620           1,885
* Edison International                                    85,800           1,882
  Jefferson-Pilot Corp.                                   37,087           1,878
  New York Times Co. Class A                              39,150           1,871
* Network Appliance, Inc.                                 90,900           1,866
  Dollar General Corp.                                    88,818           1,864
  Ecolab, Inc.                                            67,888           1,858
  Parker Hannifin Corp.                                   31,204           1,857
* Coach, Inc.                                             48,804           1,842
* Concord EFS, Inc.                                      123,859           1,838
  Sovereign Bancorp, Inc.                                 77,109           1,831
  Lennar Corp. Class A                                    19,022           1,826
  Microchip Technology, Inc.                              54,612           1,822
  Cinergy Corp.                                           46,862           1,819
* Siebel Systems, Inc.                                   130,584           1,811
  ITT Industries, Inc.                                    24,193           1,795
  Sempra Energy                                           59,600           1,792
  Cincinnati Financial Corp.                              42,747           1,790
  D. R. Horton, Inc.                                      41,378           1,790
* Phelps Dodge Corp.                                      23,510           1,789
  Mylan Laboratories, Inc.                                70,787           1,788
  Xcel Energy, Inc.                                      105,063           1,784
* Caremark Rx, Inc.                                       70,124           1,776
  Royal Caribbean Cruises, Ltd.                           50,800           1,767
  Centex Corp.                                            16,300           1,755
  Molex, Inc.                                             50,133           1,749
  Rockwell Automation, Inc.                               49,083           1,747
  DTE Energy Co.                                          44,296           1,745
  Tiffany & Co.                                           38,600           1,745
  Constellation Energy Group, Inc.                        44,022           1,724

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Sanmina-SCI Corp.                                      136,268           1,718
  Hilton Hotels Corp.                                     99,952           1,712
* Novellus Systems, Inc.                                  40,591           1,707
* Interpublic Group of Cos., Inc.                        109,178           1,703
  Vornado Realty Trust REIT                               30,700           1,681
  The Pepsi Bottling Group, Inc.                          69,200           1,673
* NTL Inc.                                                23,831           1,662
* MedImmune Inc.                                          65,206           1,656
  AmerisourceBergen Corp.                                 29,432           1,653
  Newell Rubbermaid, Inc.                                 72,242           1,645
  Family Dollar Stores, Inc.                              45,400           1,629
  Total System Services, Inc.                             52,200           1,625
  Knight Ridder                                           20,993           1,624
  Avery Dennison Corp.                                    28,987           1,624
* Nabors Industries, Inc.                                 39,100           1,623
  North Fork Bancorp, Inc.                                39,841           1,612
  Murphy Oil Corp.                                        24,500           1,600
  Popular, Inc.                                           35,400           1,591
  General Growth Properties Inc. REIT                     57,300           1,590
  MeadWestvaco Corp.                                      53,436           1,590
  T. Rowe Price Group Inc.                                33,200           1,574
  IMS Health, Inc.                                        63,119           1,569
* Ameritrade Holding Corp.                               111,300           1,566
  Union Planters Corp.                                    49,725           1,566
  KeySpan Corp.                                           42,454           1,562
  UST, Inc.                                               43,729           1,561
  Pulte Homes, Inc.                                       16,559           1,550
* AES Corp.                                              164,111           1,549
  GlobalSantaFe Corp.                                     62,285           1,547
  ProLogis REIT                                           48,037           1,542
  Genuine Parts Co.                                       46,345           1,539
* Sprint PCS                                             272,790           1,533
  Delphi Corp.                                           149,247           1,524
  NiSource, Inc.                                          69,127           1,517
  Health Management Associates Class A                    63,170           1,516
  Fidelity National Financial, Inc.                       39,037           1,514
  Brown-Forman Corp. Class B                              16,199           1,514
  MGIC Investment Corp.                                   26,271           1,496
* BJ Services Co.                                         41,600           1,493
  Valero Energy Corp.                                     32,131           1,489
* Jabil Circuit, Inc.                                     52,600           1,489
  Plum Creek Timber Co. Inc. REIT                         48,759           1,485
* Millennium Pharmaceuticals, Inc.                        79,414           1,483
  National Commerce Financial Corp.                       53,985           1,473
  Zions Bancorp                                           24,000           1,472
  Public Storage, Inc. REIT                               33,844           1,468
  First Tennessee National Corp.                          33,000           1,455
  Harrah's Entertainment, Inc.                            29,050           1,446
  Cooper Industries, Inc. Class A                         24,904           1,443
* Avaya Inc.                                             111,190           1,439
* MGM Mirage, Inc.                                        38,202           1,437
* CNA Financial Corp.                                     59,600           1,436
  Archstone-Smith Trust REIT                              51,072           1,429
  EOG Resources, Inc.                                     30,700           1,417
  SAFECO Corp.                                            36,406           1,417
  Rockwell Collins, Inc.                                  47,183           1,417
* JDS Uniphase Corp.                                     383,589           1,400
  Banknorth Group, Inc.                                   43,031           1,400
* Synopsys, Inc.                                          41,450           1,399
* Office Depot, Inc.                                      83,487           1,395
* Express Scripts Inc.                                    21,000           1,395
* Laboratory Corp. of America Holdings                    37,748           1,395
  XTO Energy, Inc.                                        49,206           1,393
* Advanced Micro Devices, Inc.                            92,950           1,385
  Torchmark Corp.                                         30,300           1,380
* Barr Pharmaceuticals Inc.                               17,913           1,378
  Huntington Bancshares Inc.                              61,000           1,373
* Dean Foods Co.                                          41,722           1,371
* Cablevision Systems NY Group Class A                    58,600           1,371
  Legg Mason Inc.                                         17,700           1,366
  Williams Cos., Inc.                                    138,261           1,358
  Sherwin-Williams Co.                                    38,968           1,354
* AutoNation, Inc.                                        73,530           1,351
  Whirlpool Corp.                                         18,578           1,350
  RadioShack Corp.                                        43,300           1,328
  El Paso Corp.                                          162,136           1,328
* BEA Systems, Inc.                                      107,800           1,326
* L-3 Communications Holdings, Inc.                       25,800           1,325
* Watson Pharmaceuticals, Inc.                            28,755           1,323
* Solectron Corp.                                        223,506           1,321
  R.J. Reynolds Tobacco Holdings, Inc.                    22,633           1,316
* Unisys Corp.                                            88,400           1,313
* AdvancePCS                                              24,800           1,306
* QLogic Corp.                                            25,249           1,303
  American Power Conversion Corp.                         53,123           1,299
  Kimco Realty Corp. REIT                                 29,000           1,298
* SanDisk Corp.                                           21,200           1,296
  Vulcan Materials Co.                                    27,200           1,294
* Teradyne, Inc.                                          50,442           1,284
  CDW Corp.                                               22,200           1,282
* Noble Corp.                                             35,825           1,282
  Amerada Hess Corp.                                      24,057           1,279
  Estee Lauder Cos. Class A                               32,500           1,276
* Cadence Design Systems, Inc.                            70,937           1,275
  Harman International Industries, Inc.                   17,200           1,272
  Compass Bancshares Inc.                                 32,100           1,262
  Nordstrom, Inc.                                         36,764           1,261
  CenturyTel, Inc.                                        38,562           1,258

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
  Boston Properties, Inc. REIT                            26,100           1,258
* Varian Medical Systems, Inc.                            18,200           1,258
  Kerr-McGee Corp.                                        27,009           1,256
* IVAX Corp.                                              52,537           1,255
* Mohawk Industries, Inc.                                 17,761           1,253
  VF Corp.                                                28,900           1,250
  UnumProvident Corp.                                     78,924           1,245
  Green Point Financial Corp.                             35,150           1,241
* E*TRADE Group, Inc.                                     97,870           1,238
  Tyson Foods, Inc.                                       93,505           1,238
* Weatherford International Ltd.                          34,266           1,234
* Sealed Air Corp.                                        22,719           1,230
  Old Republic International Corp.                        48,338           1,226
  Radian Group, Inc.                                      25,020           1,220
  Smurfit-Stone Container Corp.                           65,619           1,219
  Wendy's International, Inc.                             30,500           1,197
  Jones Apparel Group, Inc.                               33,757           1,189
* Allied Waste Industries, Inc.                           84,875           1,178
* SPX Corp.                                               19,962           1,174
  Nucor Corp.                                             20,941           1,173
* Patterson Dental Co.                                    18,200           1,168
* Mercury Interactive Corp.                               24,000           1,167
  Applera Corp.-Applied Biosystems Group                  55,800           1,156
  W.W. Grainger, Inc.                                     24,339           1,153
  Rouse Co. REIT                                          24,300           1,142
  Transatlantic Holdings, Inc.                            14,000           1,131
  C.R. Bard, Inc.                                         13,900           1,129
  Duke Realty Corp. REIT                                  36,250           1,124
* LAM Research Corp.                                      34,780           1,123
  McCormick & Co., Inc.                                   37,200           1,120
* Metro-Goldwyn-Mayer Inc.                                65,439           1,118
* Smith International, Inc.                               26,800           1,113
* BMC Software, Inc.                                      59,630           1,112
  Leggett & Platt, Inc.                                   51,400           1,112
  Lear Corp.                                              18,100           1,110
  Scientific-Atlanta, Inc.                                40,488           1,105
  White Mountains Insurance Group Inc.                    27,300           1,103
* Thermo Electron Corp.                                   43,648           1,100
* Weight Watchers International, Inc.                     28,555           1,096
  Dow Jones & Co., Inc.                                   21,866           1,090
  ENSCO International, Inc.                               39,966           1,086
* Williams-Sonoma, Inc.                                   31,168           1,084
  Ross Stores, Inc.                                       40,800           1,078
* Whole Foods Market, Inc.                                16,000           1,074
* Career Education Corp.                                  26,800           1,074
  Republic Services, Inc. Class A                         41,800           1,071
* Robert Half International, Inc.                         45,800           1,069
  Commerce Bancorp, Inc.                                  20,264           1,068
* Waters Corp.                                            32,000           1,061
  Expeditors International of Washington, Inc.            28,100           1,058
  Janus Capital Group Inc.                                64,400           1,057
  Sunoco, Inc.                                            20,606           1,054
  Wisconsin Energy Corp.                                  31,500           1,054
  iStar Financial Inc. REIT                               27,085           1,054
* Novell, Inc.                                            99,934           1,051
* XM Satellite Radio Holdings, Inc.                       39,800           1,049
* VeriSign, Inc.                                          64,349           1,049
* Host Marriott Corp. REIT                                85,100           1,048
  Diebold, Inc.                                           19,400           1,045
  Sigma-Aldrich Corp.                                     18,203           1,041
  Symbol Technologies, Inc.                               61,609           1,041
* Coventry Health Care Inc.                               16,045           1,035
  Liz Claiborne, Inc.                                     29,100           1,032
* Level 3 Communications, Inc.                           181,000           1,032
* Pixar, Inc.                                             14,800           1,025
  Black & Decker Corp.                                    20,775           1,025
  Hillenbrand Industries, Inc.                            16,500           1,024
  SuperValu Inc.                                          35,791           1,023
  Fastenal Co.                                            20,400           1,019
  SCANA Corp.                                             29,585           1,013
* NVIDIA Corp.                                            43,400           1,009
* Pioneer Natural Resources Co.                           31,600           1,009
  Engelhard Corp.                                         33,600           1,006
* Pactiv Corp.                                            42,000           1,004
  Hasbro, Inc.                                            46,550             991
  Alberto-Culver Co. Class B                              15,700             990
* Humana Inc.                                             43,233             988
* Vishay Intertechnology, Inc.                            43,010             985
  Manpower Inc.                                           20,900             984
  Hibernia Corp. Class A                                  41,700             980
* King Pharmaceuticals, Inc.                              64,229             980
* Health Net Inc.                                         29,940             979
* Celgene Corp.                                           21,700             977
  Pinnacle West Capital Corp.                             24,400             976
* The Dun & Bradstreet Corp.                              19,150             971
  Mercantile Bankshares Corp.                             21,272             970
  United States Steel Corp.                               27,600             967
* NCR Corp.                                               24,881             965
  TCF Financial Corp.                                     18,656             958
  DENTSPLY International Inc.                             21,200             958
  Hormel Foods Corp.                                      36,900             952
* Foundry Networks, Inc.                                  34,800             952
* Citizens Communications Co.                             76,081             945
  Telephone & Data Systems, Inc.                          15,100             945
* Tellabs, Inc.                                          111,736             942
  The PMI Group Inc.                                      25,300             942
* Invitrogen Corp.                                        13,445             941
  Darden Restaurants Inc.                                 44,400             934
  Goodrich Corp.                                          31,440             933
  Allied Capital Corp.                                    33,429             932

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* DST Systems, Inc.                                       22,300             931
* Oxford Health Plans, Inc.                               21,400             931
  Doral Financial Corp.                                   28,800             930
  Friedman, Billings, Ramsey Group, Inc.                  40,273             930
* Dollar Tree Stores, Inc.                                30,800             926
* Constellation Brands, Inc. Class A                      28,068             924
  Intersil Corp.                                          37,100             922
  ServiceMaster Co.                                       78,850             919
* Citrix Systems, Inc.                                    43,300             918
  Equifax, Inc.                                           37,440             917
  R.R. Donnelley & Sons Co.                               30,410             917
  PETsMART, Inc.                                          38,348             913
  Avalonbay Communities, Inc. REIT                        19,081             912
  Temple-Inland Inc.                                      14,500             909
* Comverse Technology, Inc.                               51,571             907
* Iron Mountain, Inc.                                     22,900             905
* Providian Financial Corp.                               77,728             905
  Gentex Corp.                                            20,452             903
* Westwood One, Inc.                                      26,400             903
  Commerce Bancshares, Inc.                               18,421             903
  Ball Corp.                                              15,100             900
  Pall Corp.                                              33,466             898
* LSI Logic Corp.                                        101,015             896
  Pepco Holdings, Inc.                                    45,720             893
  Foot Locker, Inc.                                       38,000             891
  Outback Steakhouse                                      20,150             891
* ChoicePoint Inc.                                        23,380             891
  Health Care Properties Investors REIT                   17,446             886
  KB HOME                                                 12,200             885
  Bunge Ltd.                                              26,700             879
  International Flavors & Fragrances, Inc.                25,139             878
* Park Place Entertainment Corp.                          80,985             877
* Navistar International Corp.                            18,300             876
  Energy East Corp.                                       38,919             872
* Red Hat, Inc.                                           46,300             869
  Fluor Corp.                                             21,900             868
  Apartment Investment &
    Management Co. Class A REIT                           25,160             868
* Lamar Advertising Co. Class A                           23,200             866
  Belo Corp. Class A                                      30,548             866
* Chico's FAS, Inc.                                       23,350             863
* PanAmSat Corp.                                          40,005             863
* SICOR, Inc.                                             31,700             862
* Brinker International, Inc.                             26,000             862
  C.H. Robinson Worldwide, Inc.                           22,700             861
  SEI Corp.                                               28,100             856
* International Rectifier Corp.                           17,300             855
* CarMax, Inc.                                            27,629             855
  Federated Investors, Inc.                               29,100             854
  The McClatchy Co. Class A                               12,375             851
* Energizer Holdings, Inc.                                22,592             849
* NVR, Inc.                                                1,820             848
  Leucadia National Corp.                                 18,298             844
* Amkor Technology, Inc.                                  46,300             843
* CIENA Corp.                                            126,795             842
* Zebra Technologies Corp. Class A                        12,655             840
  Associated Banc-Corp                                    19,651             838
  Beckman Coulter, Inc.                                   16,464             837
* Mid Atlantic Medical Services, Inc.                     12,900             836
* Ceridian Corp.                                          39,900             836
* Rite Aid Corp.                                         138,090             834
  Universal Health Services Class B                       15,500             833
  Liberty Property Trust REIT                             21,400             832
  Sabre Holdings Corp.                                    38,427             830
  Pogo Producing Co.                                      17,100             826
  Manor Care, Inc.                                        23,800             823
  City National Corp.                                     13,200             820
* U.S. Cellular Corp.                                     23,000             817
  Eastman Chemical Co.                                    20,650             816
* Sirius Satellite Radio, Inc.                           256,800             811
* 3Com Corp.                                              99,325             811
  Ashland, Inc.                                           18,380             810
  The Stanley Works                                       21,344             808
* Rambus Inc.                                             26,100             801
  Lyondell Chemical Co.                                   47,100             798
* Advance Auto Parts, Inc.                                 9,800             798
* ImClone Systems, Inc.                                   20,085             797
  CenterPoint Energy Inc.                                 81,971             794
  Astoria Financial Corp.                                 21,300             792
  Michaels Stores, Inc.                                   17,900             791
* Fairchild Semiconductor
    International, Inc.                                   31,600             789
  Student Loan Corp.                                       5,400             788
* Henry Schein, Inc.                                      11,635             786
  Chesapeake Energy Corp.                                 57,900             786
  Arthur J. Gallagher & Co.                               24,200             786
  Questar Corp.                                           22,300             784
* Toll Brothers, Inc.                                     19,600             779
  W.R. Berkley Corp.                                      22,275             778
* Lincare Holdings, Inc.                                  25,900             778
  GTECH Holdings Corp.                                    15,700             777
  Brunswick Corp.                                         24,397             777
  Developers Diversified
    Realty Corp. REIT                                     23,065             774
  A.G. Edwards & Sons, Inc.                               21,287             771
  AVX Corp.                                               46,300             770
* Agere Systems Inc. Class A                             250,843             765
* Storage Technology Corp.                                29,592             762
* Getty Images, Inc.                                      15,200             762
  The St. Joe Co.                                         20,400             761
* Atmel Corp.                                            126,200             758

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
  Lafarge North America Inc.                              18,700             758
* PacifiCare Health Systems, Inc.                         11,180             756
* Cognizant Technology
    Solutions Corp.                                       16,501             753
  Unitrin, Inc.                                           18,100             750
  Boise Cascade Corp.                                     22,780             749
* Amphenol Corp.                                          11,700             748
  Precision Castparts Corp.                               16,341             742
* WebMD Corp.                                             81,900             736
  Alliant Energy Corp.                                    29,552             736
  Dial Corp.                                              25,800             735
  Autodesk, Inc.                                          29,840             733
  Valley National Bancorp                                 25,041             731
* Entercom Communications Corp.                           13,800             731
  Mandalay Resort Group                                   16,300             729
  Dana Corp.                                              39,703             729
* Maxtor Corp.                                            65,503             727
  TECO Energy, Inc.                                       50,300             725
  Erie Indemnity Co. Class A                              17,100             725
  Northeast Utilities                                     35,900             724
* Cephalon, Inc.                                          14,900             721
  MDU Resources Group, Inc.                               30,225             720
* Toys R Us, Inc.                                         56,836             718
* JetBlue Airways Corp.                                   27,057             718
  AMB Property Corp. REIT                                 21,800             717
  Equitable Resources, Inc.                               16,700             717
  Bausch & Lomb, Inc.                                     13,800             716
  Diamond Offshore Drilling, Inc.                         34,900             716
* Patterson-UTI Energy, Inc.                              21,700             714
  Allete, Inc.                                            23,300             713
* Jacobs Engineering Group Inc.                           14,800             711
  Bemis Co., Inc.                                         14,200             710
  Hubbell Inc. Class B                                    16,050             708
  Capitol Federal Financial                               19,620             707
  Tektronix, Inc.                                         22,300             705
  DPL Inc.                                                33,726             704
* Community Health Systems, Inc.                          26,300             699
* ICOS Corp.                                              16,900             698
* Hovnanian Enterprises Inc. Class A                       8,000             696
* Fisher Scientific International Inc.                    16,800             695
* Avnet, Inc.                                             32,076             695
  Hospitality Properties Trust REIT                       16,700             689
  NSTAR                                                   14,195             688
  Aramark Corp. Class B                                   25,100             688
  Donaldson Co., Inc.                                     11,600             686
  Bowater Inc.                                            14,800             685
  The Macerich Co. REIT                                   15,400             685
  Eaton Vance Corp.                                       18,600             682
* Cooper Cameron Corp.                                    14,600             680
* Endo Pharmaceuticals Holdings, Inc.                     35,300             680
  Noble Energy, Inc.                                      15,300             680
  Wesco Financial Corp.                                    1,930             679
  Harris Corp.                                            17,900             679
* Cypress Semiconductor Corp.                             31,700             677
* Pride International, Inc.                               36,300             677
  Mercury General Corp.                                   14,500             675
  Investors Financial Services Corp.                      17,556             674
  HON Industries, Inc.                                    15,500             671
* Triad Hospitals, Inc.                                   20,140             670
* Convergys Corp.                                         38,343             669
* Markel Corp.                                             2,640             669
* Newfield Exploration Co.                                15,002             668
  Valspar Corp.                                           13,500             667
  PepsiAmericas, Inc.                                     38,800             664
* Monster Worldwide Inc.                                  30,150             662
  Nuveen Investments, Inc. Class A                        24,800             661
* Corinthian Colleges, Inc.                               11,900             661
* Nextel Partners, Inc.                                   49,080             660
* DaVita, Inc.                                            16,866             658
  ADTRAN Inc.                                             21,200             657
* AmeriCredit Corp.                                       41,200             656
  Meredith Corp.                                          13,364             652
  United Dominion Realty Trust REIT                       33,900             651
  Mack-Cali Realty Corp. REIT                             15,600             649
* Western Digital Corp.                                   55,000             648
* Abercrombie & Fitch Co.                                 26,198             647
* Network Associates, Inc.                                43,038             647
* Crown Castle International Corp.                        58,650             647
* Ingram Micro, Inc. Class A                              40,650             646
  Bank of Hawaii Corp.                                    15,300             646
  Weingarten Realty Investors REIT                        14,550             645
  New Plan Excel Realty Trust REIT                        26,060             643
  Regency Centers Corp. REIT                              16,100             642
  Fulton Financial Corp.                                  29,263             641
  Sky Financial Group, Inc.                               24,672             640
  Fair, Isaac, Inc.                                       13,015             640
  International Speedway Corp.                            14,300             639
* ADC Telecommunications, Inc.                           214,802             638
* Rent-A-Center, Inc.                                     21,350             638
  Sonoco Products Co.                                     25,870             637
  The Chicago Mercantile Exchange                          8,800             637
  Chelsea Property Group REIT                             11,600             636
  Wilmington Trust Corp.                                  17,600             634
  Forest City Enterprise Class A                          13,300             632
  National Instruments Corp.                              13,872             631
  BorgWarner, Inc.                                         7,350             625
  First American Corp.                                    20,985             625
  Reinsurance Group of America, Inc.                      16,150             624
  CONSOL Energy, Inc.                                     24,100             624
* Arrow Electronics, Inc.                                 26,974             624
  Trizec Properties, Inc. REIT                            40,500             624
  Protective Life Corp.                                   18,400             623
  Reebok International Ltd.                               15,795             621
  Packaging Corp. of America                              28,300             619

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Compuware Corp.                                        102,400             618
  Martin Marietta Materials, Inc.                         13,111             616
* Smithfield Foods, Inc.                                  29,700             615
* The Cheesecake Factory                                  13,950             614
* American Tower Corp. Class A                            56,580             612
  FirstMerit Corp.                                        22,595             609
  J.M. Smucker Co.                                        13,432             608
  Peabody Energy Corp.                                    14,475             604
* Tech Data Corp.                                         15,200             603
  Puget Energy, Inc.                                      25,380             603
  Pentair, Inc.                                           13,200             603
* Education Management Corp.                              19,400             602
* Eon Labs, Inc.                                          11,800             601
  Brown & Brown, Inc.                                     18,400             600
  American National Insurance Co.                          7,100             599
* Alliant Techsystems, Inc.                               10,362             598
  Viad Corp.                                              23,800             595
  Ryland Group, Inc.                                       6,700             594
* Pharmaceutical Resources, Inc.                           9,100             593
* Krispy Kreme Doughnuts, Inc.                            16,195             593
* Glamis Gold, Ltd.                                       34,600             592
* Emulex Corp.                                            22,200             592
* BOK Financial Corp.                                     15,273             591
  Catellus Development Corp.                              24,435             589
  Great Plains Energy, Inc.                               18,500             589
  Ryder System, Inc.                                      17,172             586
* CheckFree Corp.                                         21,200             586
* Columbia Sportswear Co.                                 10,750             586
  Applebee's International, Inc.                          14,900             585
  Maytag Corp.                                            20,971             584
* Barnes & Noble, Inc.                                    17,748             583
* Rowan Cos., Inc.                                        25,100             582
  PerkinElmer, Inc.                                       34,063             581
  Certegy, Inc.                                           17,720             581
* Reliant Resources, Inc.                                 78,649             579
* Conseco, Inc.                                           26,550             579
* J.B. Hunt Transport Services, Inc.                      21,400             578
* Del Monte Foods Co.                                     55,530             578
* Kmart Holding Corp.                                     24,050             576
* Silicon Laboratories Inc.                               13,300             575
  Deluxe Corp.                                            13,900             574
  Colonial BancGroup, Inc.                                33,144             574
* American Axle & Manufacturing
   Holdings, Inc.                                         14,200             574
  Circuit City Stores, Inc.                               56,288             570
* Apogent Technologies Inc.                               24,708             569
  Cullen/Frost Bankers, Inc.                              14,000             568
  Mills Corp. REIT                                        12,900             568
  OGE Energy Corp.                                        23,400             566
* ITT Educational Services, Inc.                          12,000             564
* The Neiman Marcus Group, Inc.
    Class A                                               10,500             564
  Valeant Pharmaceuticals
    International                                         22,393             563
* Agere Systems Inc. Class B                             194,106             563
* O'Reilly Automotive, Inc.                               14,600             560
* Millipore Corp.                                         13,000             560
  Webster Financial Corp.                                 12,200             559
  Cummins Inc.                                            11,392             558
  ONEOK, Inc.                                             25,216             557
* Amylin Pharmaceuticals, Inc.                            25,000             555
* Kinder Morgan Management, LLC                           12,878             553
* Marvel Enterprises Inc.                                 19,000             553
* Integrated Circuit Systems, Inc.                        19,400             553
* AMR Corp.                                               42,512             551
* Gemstar-TV Guide
    International, Inc.                                  108,886             550
  Philadelphia Suburban Corp.                             24,781             548
* Sepracor Inc.                                           22,800             546
  Adolph Coors Co. Class B                                 9,700             544
* Renal Care Group, Inc.                                  13,200             544
* Saks Inc.                                               36,136             543
  HCC Insurance Holdings, Inc.                            17,000             541
* Varco International, Inc.                               26,192             540
* Westport Resources Corp.                                17,990             537
  Independence Community
    Bank Corp.                                            14,900             536
  People's Bank                                           16,400             535
* Calpine Corp.                                          110,953             534
  National Fuel Gas Co.                                   21,800             533
* MEMC Electronic Materials, Inc.                         55,300             532
  Washington Federal Inc.                                 18,721             532
  Rayonier Inc.                                           12,794             531
* Sybase, Inc.                                            25,746             530
  W Holding Co., Inc.                                     28,452             529
  Reynolds & Reynolds Class A                             18,200             529
* BearingPoint, Inc.                                      52,300             528
  Cabot Corp.                                             16,500             525
* 99 Cents Only Stores                                    19,248             524
  Lee Enterprises, Inc.                                   12,000             524
* Stericycle, Inc.                                        11,200             523
  Polaris Industries, Inc.                                 5,900             523
  Thornburg Mortgage, Inc. REIT                           19,200             522
  Harte-Hanks, Inc.                                       24,000             522
  Arden Realty Group, Inc. REIT                           17,200             522
  Medicis Pharmaceutical Corp.                             7,313             521
* Polycom, Inc.                                           26,577             519
  Waddell & Reed Financial, Inc.                          22,112             519
* Neurocrine Biosciences, Inc.                             9,500             518
  Pan Pacific Retail
    Properties, Inc. REIT                                 10,840             517
  American Financial Group, Inc.                          19,500             516
  Teleflex Inc.                                           10,674             516
  Valhi, Inc.                                             34,302             513

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
  Pier 1 Imports Inc.                                     23,460             513
  American Capital Strategies, Ltd.                       17,200             511
  RPM International, Inc.                                 31,005             510
  CBRL Group, Inc.                                        13,300             509
* Scotts Co.                                               8,600             509
* Louisiana-Pacific Corp.                                 28,449             509
* National-Oilwell, Inc.                                  22,700             508
  Carlisle Co., Inc.                                       8,300             505
  Snap-On Inc.                                            15,646             504
  Tootsie Roll Industries, Inc.                           13,976             503
  Federal Realty Investment
    Trust REIT                                            13,100             503
  MDC Holdings, Inc.                                       7,779             502
  AGL Resources Inc.                                      17,200             501
* RF Micro Devices, Inc.                                  49,800             500
* Timberland Co.                                           9,600             500
  BancorpSouth, Inc.                                      21,000             498
  Vectren Corp.                                           20,199             498
* Sonus Networks, Inc.                                    65,800             497
  Graco, Inc.                                             12,387             497
* First Health Group Corp.                                25,500             496
  Westcorp, Inc.                                          13,570             496
  Nationwide Financial Services, Inc.                     15,000             496
  Ruby Tuesday, Inc.                                      17,400             496
  Claire's Stores, Inc.                                   26,300             495
  StanCorp Financial Group, Inc.                           7,800             490
* Applied Micro Circuits Corp.                            82,012             490
  Raymond James Financial, Inc.                           13,000             490
  Jack Henry & Associates Inc.                            23,800             490
  International Bancshares Corp.                          10,350             488
* Martek Biosciences Corp.                                 7,500             487
  Crane Co.                                               15,850             487
  Jefferies Group, Inc.                                   14,700             485
  Tidewater Inc.                                          16,200             484
* Ultra Petroleum Corp.                                   19,600             483
  Harsco Corp.                                            11,000             482
* Integrated Device Technology Inc.                       27,900             479
  Health Care Inc. REIT                                   13,300             479
  Hawaiian Electric Industries Inc.                       10,100             478
* NBTY, Inc.                                              17,800             478
* 7-Eleven, Inc.                                          29,740             477
  Station Casinos, Inc.                                   15,550             476
* BISYS Group, Inc.                                       32,000             476
* The Titan Corp.                                         21,800             475
  Ventas, Inc. REIT                                       21,600             475
  Camden Property Trust REIT                              10,700             474
  Herman Miller, Inc.                                     19,500             473
* DeVry, Inc.                                             18,800             472
* Swift Transportation Co., Inc.                          22,450             472
  UCBH Holdings, Inc.                                     12,100             472
* Advanced Fibre
    Communications, Inc.                                  23,400             471
* The Corporate Executive Board Co.                       10,100             471
* Andrew Corp.                                            40,934             471
  Annaly Mortgage
    Management Inc. REIT                                  25,600             471
* WFS Financial, Inc.                                     11,076             470
* Edwards Lifesciences Corp.                              15,621             470
  Oshkosh Truck Corp.                                      9,200             469
* Owens-Illinois, Inc.                                    39,472             469
  Talbots Inc.                                            15,200             468
  Global Payments Inc.                                     9,900             466
  IKON Office Solutions, Inc.                             39,300             466
  CenterPoint Properties Corp. REIT                        6,200             464
* Andrx Group                                             19,303             464
  Regis Corp.                                             11,710             463
  Trustmark Corp.                                         15,800             462
* AnnTaylor Stores Corp.                                  11,850             462
  The Timken Co.                                          23,000             461
* Avocent Corp.                                           12,612             460
* Borders Group, Inc.                                     21,000             460
  CBL & Associates
    Properties, Inc. REIT                                  8,100             458
* Human Genome Sciences, Inc.                             34,500             457
  Crescent Real Estate, Inc. REIT                         26,600             456
* Gen-Probe Inc.                                          12,400             452
  Shurgard Storage Centers,
    Inc. Class A REIT                                     12,000             452
* Knight Trading Group, Inc.                              30,800             451
  CNF Inc.                                                13,300             451
  Patina Oil & Gas Corp.                                   9,200             451
  BRE Properties Inc. Class A REIT                        13,456             449
  Lubrizol Corp.                                          13,800             449
  Hudson United Bancorp                                   12,119             448
* Semtech Corp.                                           19,700             448
* Yellow Roadway Corp.                                    12,379             448
* Protein Design Labs, Inc.                               25,000             448
  WPS Resources Corp.                                      9,679             447
* Alleghany Corp.                                          2,010             447
* INAMED Corp.                                             9,300             447
  ArvinMeritor, Inc.                                      18,524             447
* Performance Food Group Co.                              12,300             445
  IndyMac Bancorp, Inc. REIT                              14,900             444
* Covance, Inc.                                           16,525             443
* Big Lots Inc.                                           31,162             443
  Whitney Holdings Corp.                                  10,802             443
  Arch Coal, Inc.                                         14,136             441
  Furniture Brands International Inc.                     15,000             440
* Pacific Sunwear of California, Inc.                     20,825             440
* Cymer, Inc.                                              9,500             439
  F.N.B. Corp.                                            12,373             439
  Westamerica Bancorporation                               8,800             437
* Allmerica Financial Corp.                               14,189             436
  Ametek, Inc.                                             9,000             434

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Service Corp. International                             80,381             433
  Thor Industries, Inc.                                    7,700             433
  Lancaster Colony Corp.                                   9,582             433
* Allegheny Energy, Inc.                                  33,900             432
* Dynegy, Inc.                                           100,964             432
* Earthlink, Inc.                                         43,187             432
* Activision, Inc.                                        23,700             431
  John Wiley & Sons Class A                               16,500             429
  Church & Dwight, Inc.                                   10,800             428
  First BanCorp Puerto Rico                               10,800             427
* BJ's Wholesale Club, Inc.                               18,600             427
* IDEXX Laboratories Corp.                                 9,200             426
  The South Financial Group, Inc.                         15,269             425
  Western Gas Resources, Inc.                              9,000             425
  Massey Energy Co.                                       20,400             424
* Acxiom Corp.                                            22,800             423
  Cooper Tire & Rubber Co.                                19,800             423
  Airgas, Inc.                                            19,700             423
* Grant Prideco, Inc.                                     32,493             423
  Standard Pacific Corp.                                   8,700             422
  Florida Rock Industries, Inc.                            7,700             422
  Roper Industries Inc.                                    8,572             422
* STERIS Corp.                                            18,608             421
  Select Medical Corp.                                    25,800             420
  CarrAmerica Realty Corp. REIT                           14,100             420
  Ethan Allen Interiors, Inc.                             10,010             419
  Worthington Industries, Inc.                            23,250             419
* Charles River Laboratories, Inc.                        12,200             419
* Western Wireless Corp. Class A                          22,800             419
  Provident Financial Group, Inc.                         13,100             419
* West Corp.                                              18,000             418
  Werner Enterprises, Inc.                                21,445             418
  Park National Corp.                                      3,680             416
  Peoples Energy Corp.                                     9,900             416
* Techne Corp.                                            11,000             416
* Respironics, Inc.                                        9,200             415
  Healthcare Realty Trust Inc. REIT                       11,544             413
* Forest Oil Corp.                                        14,390             411
* FMC Technologies Inc.                                   17,643             411
  Media General, Inc. Class A                              6,300             410
* Ascential Software Corp.                                15,791             409
* Interactive Data Corp.                                  24,714             409
* AGCO Corp.                                              20,300             409
  Realty Income Corp. REIT                                10,200             408
* Valassis Communications, Inc.                           13,900             408
* Accredo Health, Inc.                                    12,901             408
  First Midwest Bancorp, Inc.                             12,543             407
* Varian Semiconductor
    Equipment Associates, Inc.                             9,300             406
* Cytec Industries, Inc.                                  10,542             405
* OmniVision Technologies, Inc.                            7,300             403
* MKS Instruments, Inc.                                   13,900             403
  NICOR Inc.                                              11,840             403
  SL Green Realty Corp. REIT                               9,800             402
* Pharmaceutical Product
    Development, Inc.                                     14,900             402
  Cooper Cos., Inc.                                        8,500             401
  Greater Bay Bancorp                                     14,058             400
* Perot Systems Corp.                                     29,700             400
* Tom Brown, Inc.                                         12,400             400
* Crown Holdings, Inc.                                    44,122             400
* Gateway, Inc.                                           86,856             400
  Blyth, Inc.                                             12,350             398
  Cousins Properties, Inc. REIT                           13,000             398
* United Rentals, Inc.                                    20,650             398
* Brocade Communications
    Systems, Inc.                                         68,800             398
* Cytyc Corp.                                             28,900             398
* Emmis Communications, Inc.                              14,700             398
* Affiliated Managers Group, Inc.                          5,700             397
* Copart, Inc.                                            23,950             395
  Odyssey Re Holdings Corp.                               17,500             395
* The MONY Group Inc.                                     12,600             394
  Energen Corp.                                            9,600             394
  York International Corp.                                10,700             394
* Dade Behring Holdings Inc.                              11,000             393
  Westar Energy, Inc.                                     19,400             393
* Varian, Inc.                                             9,400             392
* Bio-Rad Laboratories, Inc. Class A                       6,800             392
  Old National Bancorp                                    17,127             391
* Affymetrix, Inc.                                        15,900             391
  Piedmont Natural Gas, Inc.                               9,000             391
  Briggs & Stratton Corp.                                  5,800             391
  Delta Air Lines, Inc.                                   33,058             390
* Apria Healthcare Group Inc.                             13,700             390
  UGI Corp. Holding Co.                                   11,500             390
  Essex Property Trust, Inc. REIT                          6,066             390
* Tractor Supply Co.                                      10,000             389
* Avid Technology, Inc.                                    8,100             389
* Plantronics, Inc.                                       11,900             389
  Reader's Digest Association, Inc.                       26,500             388
* Meridian Gold Co.                                       26,500             387
* American Greetings Corp. Class A                        17,700             387
  New Century Financial Corp.                              9,750             387
  HRPT Properties Trust REIT                              38,300             386
* TIBCO Software Inc.                                     57,057             386
* Urban Outfitters, Inc.                                  10,400             385
  Hearst-Argyle Television Inc.                           13,968             385
  Trinity Industries, Inc.                                12,450             384
* Micrel, Inc.                                            24,620             384
  Polo Ralph Lauren Corp.                                 13,300             383
  AptarGroup Inc.                                          9,800             382
  Citizens Banking Corp.                                  11,672             382
  Kennametal, Inc.                                         9,600             382

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Sycamore Networks, Inc.                                 72,800             381
* Benchmark Electronics, Inc.                             10,900             379
  Extended Stay America, Inc.                             26,193             379
  Alexander & Baldwin, Inc.                               11,200             377
* Electronics for Imaging, Inc.                           14,500             377
  MAF Bancorp, Inc.                                        9,001             377
* The Medicines Co.                                       12,800             377
* IGEN International, Inc.                                 6,400             377
* Premcor, Inc.                                           14,500             377
* ON Semiconductor Corp.                                  58,386             377
* Zale Corp.                                               7,075             376
  Prentiss Properties Trust REIT                          11,400             376
* Terex Corp.                                             13,200             376
* Hot Topic, Inc.                                         12,750             376
  Winn-Dixie Stores, Inc.                                 37,743             376
* DoubleClick Inc.                                        36,732             375
* CACI International, Inc.                                 7,700             374
  Helmerich & Payne, Inc.                                 13,400             374
* Evergreen Resources, Inc.                               11,500             374
* ResMed Inc.                                              9,000             374
  Hollinger International, Inc.                           23,800             372
  Duquesne Light Holdings, Inc.                           20,250             371
  Dillard's Inc.                                          22,539             371
* CMS Energy Corp.                                        43,500             371
  Seagate Technology                                      19,600             370
  AmerUs Group Co.                                        10,584             370
* The Goodyear Tire & Rubber Co.                          47,087             370
  Downey Financial Corp.                                   7,500             370
* Lexar Media, Inc.                                       21,160             369
* United Stationers, Inc.                                  9,000             368
  United Bankshares, Inc.                                 11,800             368
  IDEX Corp.                                               8,850             368
* The Yankee Candle Co., Inc.                             13,450             368
  Great Lakes Chemical Corp.                              13,500             367
  Fresh Del Monte Produce Inc.                            15,400             367
  Visteon Corp.                                           35,252             367
  GATX Corp.                                              13,100             367
* Siliconix, Inc.                                          8,000             366
* Hercules, Inc.                                          29,775             363
* Tetra Tech, Inc.                                        14,575             362
* Key Energy Services, Inc.                               35,100             362
  WGL Holdings Inc.                                       13,000             361
* Conexant Systems, Inc.                                  72,614             361
* Scholastic Corp.                                        10,600             361
* Southern Union Co.                                      19,607             361
  Highwood Properties, Inc. REIT                          14,200             361
* UNOVA, Inc.                                             15,700             360
* Linens 'n Things, Inc.                                  11,900             358
  Staten Island Bancorp, Inc.                             15,900             358
  First Industrial Realty Trust REIT                      10,600             358
  Thomas & Betts Corp.                                    15,600             357
* Cerner Corp.                                             9,400             356
* Quest Software, Inc.                                    24,900             354
  Southwest Bancorporation
    of Texas, Inc.                                         9,100             354
  Diagnostic Products Corp.                                7,700             354
  Fremont General Corp.                                   20,800             352
  Beazer Homes USA, Inc.                                   3,600             351
  Engineered Support Systems, Inc.                         6,375             351
  United Auto Group, Inc.                                 11,200             351
* Cree, Inc.                                              19,808             350
  East West Bancorp, Inc.                                  6,500             349
* Fossil, Inc.                                            12,425             348
  Joy Global Inc.                                         13,300             348
* Pediatrix Medical Group, Inc.                            6,300             347
* Akamai Technologies, Inc.                               32,237             346
* P.F. Chang's China Bistro, Inc.                          6,800             346
  Flagstar Bancorp, Inc.                                  16,150             346
* Skyworks Solutions, Inc.                                39,690             345
  FactSet Research Systems Inc.                            9,000             344
  Callaway Golf Co.                                       20,400             344
  Commerce Group, Inc.                                     8,700             344
* Dycom Industries, Inc.                                  12,800             343
  Pennsylvania REIT                                        9,447             343
* Anteon International Corp.                               9,500             342
* Choice Hotel International, Inc.                         9,700             342
* Radio One, Inc. Class D                                 17,700             342
  First Citizens BancShares Class A                        2,793             339
  Home Properties, Inc. REIT                               8,400             339
  Invacare Corp.                                           8,400             339
* OSI Pharmaceuticals, Inc.                               10,522             339
  Imation Corp.                                            9,640             339
* CEC Entertainment Inc.                                   7,150             339
  Pacific Capital Bancorp                                  9,200             339
* Sylvan Learning Systems, Inc.                           11,766             339
* VCA Antech, Inc.                                        10,900             338
* Arbitron Inc.                                            8,080             337
  Corn Products International, Inc.                        9,750             336
* Simpson Manufacturing Co.                                6,600             336
* Vitesse Semiconductor Corp.                             57,177             336
* Silicon Valley Bancshares                                9,292             335
* National Processing, Inc.                               14,200             334
* K-V Pharmaceutical Co. Class A                          13,112             334
* R.H. Donnelley Corp.                                     8,380             334
* MGI Pharma, Inc.                                         8,100             333
  Chittenden Corp.                                         9,898             333
* Alliance Gaming Corp.                                   13,500             333
  Speedway Motorsports, Inc.                              11,500             333
* FLIR Systems, Inc.                                       9,100             332
* Cincinnati Bell Inc.                                    65,709             332
  Albemarle Corp.                                         11,070             332
  The Brink's Co.                                         14,660             331
* Trimble Navigation Ltd.                                  8,900             331
* Cabot Microelectronics Corp.                             6,742             330

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
  The Pep Boys
    (Manny, Moe & Jack)                                   14,440             330
* Tuesday Morning Corp.                                   10,900             330
  Atmos Energy Corp.                                      13,500             328
* GrafTech International Ltd.                             24,300             328
  Cognex Corp.                                            11,600             328
  Fred's, Inc.                                            10,550             327
  Florida East Coast
    Industries, Inc. Class A                               9,872             327
* FMC Corp.                                                9,573             327
  Minerals Technologies, Inc.                              5,500             326
  Heartland Express, Inc.                                 13,457             326
  Flowers Foods, Inc.                                     12,615             325
  Nu Skin Enterprises, Inc.                               19,008             325
* Coeur D'Alene Mines Corp.                               56,000             324
* Alkermes, Inc.                                          23,820             321
  Heritage Property Investment
    Trust REIT                                            11,300             321
* Kronos, Inc.                                             8,100             321
* Hyperion Solutions Corp.                                10,635             321
* Panera Bread Co.                                         8,100             320
  Overseas Shipholding Group Inc.                          9,400             320
* Take-Two Interactive Software, Inc.                     11,100             320
* Mueller Industries Inc.                                  9,300             320
* Landstar System, Inc.                                    8,400             320
* Sonic Corp.                                             10,425             319
* KEMET Corp.                                             23,300             319
* Charter Communications, Inc.                            79,165             318
  21st Century Insurance Group                            23,100             318
* Aspect Communications Corp.                             20,100             317
  Strayer Education, Inc.                                  2,900             316
  Olin Corp.                                              15,700             315
  Reckson Associates
    Realty Corp. REIT                                     12,940             314
  Nordson Corp.                                            9,100             314
  Superior Industries
    International, Inc.                                    7,200             313
* NetFlix.com, Inc.                                        5,725             313
  Hughes Supply, Inc.                                      6,300             313
* Flowserve Corp.                                         14,940             312
* Interdigital Communications Corp.                       15,100             312
* Esperion Therapeutics, Inc.                              9,000             311
  Equity One, Inc. REIT                                   18,450             311
* American Eagle Outfitters, Inc.                         18,950             311
* Kos Pharmaceuticals, Inc.                                7,200             310
  IMC Global Inc.                                         31,189             310
  Washington REIT                                         10,600             310
  Nationwide Health
    Properties, Inc. REIT                                 15,800             309
* SCP Pool Corp.                                           9,450             309
  The Phoenix Cos., Inc.                                  25,600             308
* LifePoint Hospitals, Inc.                               10,466             308
  IDACORP, Inc.                                           10,300             308
* Wynn Resorts Ltd.                                       11,000             308
* NPS Pharmaceuticals Inc.                                10,000             307
* Houston Exploration Co.                                  8,400             307
  PNM Resources Inc.                                      10,900             306
  The Toro Co.                                             6,600             306
* Steel Dynamics, Inc.                                    13,000             305
  La-Z-Boy Inc.                                           14,547             305
  Commercial Federal Corp.                                11,411             305
  Mentor Corp.                                            12,608             303
* Arch Capital Group Ltd.                                  7,600             303
  Winnebago Industries, Inc.                               4,400             303
  Ferro Corp.                                             11,100             302
  LNR Property Corp.                                       6,100             302
  Bob Evans Farms, Inc.                                    9,300             302
  Albany International Corp.                               8,900             302
  Centex Construction Products, Inc.                       5,000             301
* VISX Inc.                                               13,016             301
* Southwestern Energy Co.                                 12,600             301
  Alexandria Real Estate
    Equities, Inc. REIT                                    5,200             301
* Stone Energy Corp.                                       7,084             301
  Clarcor Inc.                                             6,800             300
* Macromedia, Inc.                                        16,733             299
* Macrovision Corp.                                       13,200             298
* Cumulus Media Inc.                                      13,530             298
* Cimarex Energy Co.                                      11,137             297
  Acuity Brands, Inc.                                     11,512             297
* Spinnaker Exploration Co.                                9,200             297
  Delphi Financial Group, Inc.                             8,236             296
  Universal Corp. (VA)                                     6,700             296
  Community First Bankshares, Inc.                        10,200             295
* Alaris Medical Systems, Inc.                            19,400             295
  Hilb, Rogal and Hamilton Co.                             9,200             295
* McDATA Corp. Class A                                    30,900             294
  MacDermid, Inc.                                          8,600             294
* Hecla Mining Co.                                        35,500             294
  MSC Industrial Direct Co.,
    Inc. Class A                                          10,700             294
* United Online, Inc.                                     17,514             294
* Abgenix, Inc.                                           23,600             294
* Northwest Airlines Corp. Class A                        23,300             294
  Perrigo Co.                                             18,700             294
* Kroll Inc.                                              11,300             294
* Intergraph Corp.                                        12,268             293
  Regal Entertainment
    Group Class A                                         14,300             293
* Lattice Semiconductor Corp.                             30,300             293
* Sybron Dental Specialties, Inc.                         10,436             293
* Philadelphia Consolidated
    Holding Corp.                                          6,000             293
* Catalina Marketing Corp.                                14,520             293

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
  Texas Regional Bancshares, Inc.                          7,902             292
  Arrow International, Inc.                               11,700             292
  Kellwood Co.                                             7,100             291
* Ligand Pharmaceuticals Inc.
    Class B                                               19,800             291
* Gaulord Entertainment Co.                                9,740             291
* Odyssey Healthcare, Inc.                                 9,900             290
* CompuCredit Corp.                                       13,600             289
* Cox Radio, Inc.                                         11,400             288
  Post Properties, Inc. REIT                              10,300             288
* Quicksilver Resources, Inc.                              8,900             287
* Continental Airlines, Inc. Class B                      17,650             287
* Waste Connections, Inc.                                  7,600             287
* FileNET Corp.                                           10,600             287
  Santander BanCorp                                       11,785             287
* Ohio Casualty Corp.                                     16,500             286
  Brandywine Realty Trust REIT                            10,700             286
  Mine Safety Appliances Co.                               3,600             286
  Allegheny Technologies Inc.                             21,590             285
* Power Integrations, Inc.                                 8,500             284
  Rollins, Inc.                                           12,600             284
  First Niagara Financial Group, Inc.                     19,014             283
  UMB Financial Corp.                                      5,952             283
* Scientific Games Corp.                                  16,600             282
  Reliance Steel & Aluminum Co.                            8,500             282
* Parametric Technology Corp.                             71,593             282
  Maguire Properties, Inc. REIT                           11,600             282
* Silicon Storage Technology, Inc.                        25,600             282
* Tularik, Inc.                                           17,422             281
  New Jersey Resources Corp.                               7,300             281
  Cathay General Bancorp                                   5,041             281
* OMI Corp.                                               31,400             280
* Priority Healthcare Corp. Class B                       11,618             280
  Boyd Gaming Corp.                                       17,300             279
  K-Swiss, Inc.                                           11,600             279
  Skywest, Inc.                                           15,400             279
  Capital Automotive REIT                                  8,700             278
  Taubman Co. REIT                                        13,500             278
* Unit Corp.                                              11,800             278
  Corus Bankshares Inc.                                    8,800             278
  Alpharma, Inc. Class A                                  13,800             277
  Colonial Properties Trust REIT                           7,000             277
  Lincoln Electric Holdings, Inc.                         11,200             277
  Black Box Corp.                                          6,000             276
  Alfa Corp.                                              21,455             276
  Northwest Bancorp, Inc.                                 12,900             276
  Banta Corp.                                              6,800             275
  A.O. Smith Corp.                                         7,850             275
* WMS Industries, Inc.                                    10,500             275
* UnitedGlobalCom Inc. Class A                            32,400             275
* Aeropostale, Inc.                                       10,000             274
  Kelly Services, Inc. Class A                             9,600             274
  Grey Global Group Inc.                                     400             273
* Corrections Corp. of America REIT                        9,474             273
  BankAtlantic Bancorp, Inc. Class A                      14,335             272
  Potlatch Corp.                                           7,800             271
  Senior Housing Properties
    Trust REIT                                            15,730             271
* Wright Medical Group, Inc.                               8,900             271
  BlackRock, Inc.                                          5,100             271
  Susquehanna Bancshares, Inc.                            10,825             271
  Novastar Financial, Inc. REIT                            6,300             271
* Kyphon Inc.                                             10,900             271
* Axcelis Technologies, Inc.                              26,422             270
  The Trust Co. of New Jersey                              6,800             270
* Applera Corp.-Celera
    Genomics Group                                        19,380             269
  American Financial Realty
    Trust REIT                                            15,800             269
* Mentor Graphics Corp.                                   18,500             269
* Advanced Neuromodulation
    Systems, Inc.                                          5,850             269
* AMERIGROUP Corp.                                         6,300             269
* Kindred Healthcare, Inc.                                 5,166             269
  Syntel, Inc.                                            10,850             268
* Brooks Automation, Inc.                                 11,092             268
* Vicuron Pharmaceuticals Inc.                            14,341             267
  LandAmerica Financial Group, Inc.                        5,100             267
* AirTran Holdings, Inc.                                  22,400             266
  Tupperware Corp.                                        15,300             265
  TrustCo Bank NY                                         20,174             265
* Meritage Corp.                                           4,000             265
  Weis Markets, Inc.                                       7,300             265
* Transaction Systems
    Architects, Inc.                                      11,700             265
  Lennox International Inc.                               15,840             265
* Quiksilver, Inc.                                        14,900             264
* FTI Consulting, Inc.                                    11,300             264
* Men's Wearhouse, Inc.                                   10,550             264
* Actuant Corp.                                            7,280             263
* MAXIMUS, Inc.                                            6,700             262
* Chiquita Brands International, Inc.                     11,636             262
  ABM Industries Inc.                                     15,000             261
  Granite Construction Co.                                11,100             261
* Align Technology, Inc.                                  15,770             260
* La Quinta Corp. REIT                                    40,633             260
  Delta & Pine Land Co.                                   10,221             260
* MPS Group, Inc.                                         27,754             260
  Black Hills Corp.                                        8,700             259
  Redwood Trust, Inc. REIT                                 5,100             259
  UniSource Energy Corp.                                  10,500             259
* Knight Transportation, Inc.                             10,090             259
  Kilroy Realty Corp. REIT                                 7,900             259
* Adaptec, Inc.                                           29,300             259

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
  Impac Mortgage Holdings,
    Inc. REIT                                             14,200             259
* TTM Technologies, Inc.                                  15,300             258
  Casey's General Stores, Inc.                            14,600             258
* Dionex Corp.                                             5,600             258
* Keane, Inc.                                             17,600             258
* Primus Telecommunications
    Group, Inc.                                           25,300             258
* IDX Systems Corp.                                        9,600             257
  Matthews International Corp.                             8,700             257
* CNET Networks, Inc.                                     37,731             257
  Burlington Coat Factory
    Warehouse Corp.                                       12,140             257
  MB Financial, Inc.                                       7,050             257
* Tekelec                                                 16,500             257
* TriQuint Semiconductor, Inc.                            36,245             256
  Commercial Metals Co.                                    8,400             255
* Armor Holdings, Inc.                                     9,700             255
* Pacer International, Inc.                               12,600             255
  Modine Manufacturing Co.                                 9,438             255
  Avista Corp.                                            14,000             254
  Gables Residential Trust REIT                            7,300             254
* Advanced Digital Information Corp.                      18,100             253
  USF Corp.                                                7,400             253
  ADVO, Inc.                                               7,950             252
  Waypoint Financial Corp.                                11,637             252
* ExpressJet Holdings, Inc.                               16,800             252
* Genencor International Inc.                             15,996             252
* Sunrise Senior Living, Inc.                              6,500             252
* General Maritime Corp.                                  14,300             252
* PSS World Medical, Inc.                                 20,850             252
* eResearch Technology, Inc.                               9,900             252
* MICROS Systems, Inc.                                     5,800             251
* CommScope, Inc.                                         15,400             251
* Anixter International Inc.                               9,700             251
* The Sports Authority, Inc.                               6,529             251
* Entegris Inc.                                           19,500             251
  Oakley, Inc.                                            18,100             251
* Advanced Energy Industries, Inc.                         9,600             250
* Imagistics International Inc.                            6,657             250
  Cabot Oil & Gas Corp.                                    8,500             249
* Rare Hospitality International Inc.                     10,200             249
* Zymogenetics, Inc.                                      16,075             249
  Sensient Technologies Corp.                             12,600             249
* RealNetworks, Inc.                                      43,584             249
  Dime Community Bancshares                                8,075             248
  State Auto Financial Corp.                              10,600             248
  Wolverine World Wide, Inc.                              12,150             248
* Magnum Hunter Resources Inc.                            26,012             247
* Comstock Resources, Inc.                                12,800             247
* Gartner, Inc. Class B                                   22,700             247
* Penn National Gaming, Inc.                              10,700             247
* US Oncology, Inc.                                       22,950             247
* Alexander's, Inc. REIT                                   1,977             246
* Dollar Thrifty Automotive
    Group, Inc.                                            9,500             246
* Hutchinson Technology, Inc.                              8,000             246
  CVB Financial Corp.                                     12,733             246
  Brady Corp. Class A                                      6,000             245
* Ultratech, Inc.                                          8,300             244
  Harbor Florida Bancshares, Inc.                          8,200             244
  Brown Shoe Co., Inc.                                     6,400             243
  Georgia Gulf Corp.                                       8,400             243
* Payless ShoeSource, Inc.                                18,096             242
  R.L.I. Corp.                                             6,462             242
* Plains Exploration & Production Co.                     15,642             241
* McDermott International, Inc.                           20,100             240
* WCI Communities, Inc.                                   11,650             240
* Hanover Compressor Co.                                  21,500             240
* Power-One, Inc.                                         22,100             239
* Jack in the Box Inc.                                    11,200             239
* Internet Security Systems, Inc.                         12,700             239
* Credit Acceptance Corp.                                 15,600             239
  IHOP Corp.                                               6,200             239
* Aztar Corp.                                             10,600             238
  Northwest Natural Gas Co.                                7,750             238
  Bank Mutual Corp.                                       20,911             238
  Brookline Bancorp, Inc.                                 15,526             238
* Cal Dive International, Inc.                             9,876             238
* Digital Insight Corp.                                    9,560             238
* Shuffle Master, Inc.                                     6,873             238
* ProAssurance Corp.                                       7,400             238
* Guitar Center, Inc.                                      7,300             238
* Commonwealth Telephone
    Enterprises, Inc.                                      6,299             238
  Longs Drug Stores, Inc.                                  9,600             238
* Hain Celestial Group, Inc.                              10,200             237
* Ralcorp Holdings, Inc.                                   7,533             236
  Vintage Petroleum, Inc.                                 19,500             235
* Therasense, Inc.                                        11,550             234
  Curtiss-Wright Corp.                                     5,200             234
  First Sentinel Bancorp Inc.                             11,100             234
* Cost Plus, Inc.                                          5,700             234
* Kirby Corp.                                              6,700             234
* Universal Compression
    Holdings, Inc.                                         8,900             233
  John H. Harland Co.                                      8,500             232
* USG Corp.                                               14,000             232
* InterMune Inc.                                          10,000             232
* Denbury Resources, Inc.                                 16,600             231
  Greif Inc. Class A                                       6,500             231
* Price Communications Corp.                              16,800             231
  CARBO Ceramics Inc.                                      4,500             231
  Liberty Corp.                                            5,100             230

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Wabash National Corp.                                    7,850             230
  EastGroup Properties, Inc. REIT                          7,100             230
* Altiris, Inc.                                            6,300             230
* United Natural Foods, Inc.                               6,400             230
  CH Energy Group, Inc.                                    4,900             230
  Keystone Property Trust REIT                            10,400             230
* United Defense Industries Inc.                           7,200             230
  Texas Industries, Inc.                                   6,200             229
* Kansas City Southern                                    15,950             228
* Epicor Software Corp.                                   17,874             228
  NDCHealth Corp.                                          8,900             228
* Beverly Enterprises, Inc.                               26,500             228
* First Federal Financial Corp.                            5,232             228
  Harleysville National Corp.                              7,560             228
  Charter Financial Corp.                                  6,100             227
* AmSurg Corp.                                             6,000             227
* Symyx Technologies, Inc.                                11,058             227
* Watson Wyatt & Co. Holdings                              9,400             227
  PS Business Parks, Inc. REIT                             5,500             227
* Quanta Services, Inc.                                   30,950             226
* Veeco Instruments, Inc.                                  8,000             226
  Wintrust Financial Corp.                                 5,000             226
* CUNO Inc.                                                5,000             225
* Credence Systems Corp.                                  17,100             225
* Extreme Networks, Inc.                                  31,200             225
  Chemical Financial Corp.                                 6,173             225
  National Penn Bancshares Inc.                            6,981             224
* Hollywood Entertainment Corp.                           16,300             224
* EGL, Inc.                                               12,750             224
* Manhattan Associates, Inc.                               8,100             224
* Sierra Pacific Resources                                30,476             224
  PFF Bancorp, Inc.                                        6,160             223
* Maverick Tube Corp.                                     11,600             223
  Hugoton Royalty Trust                                   10,200             223
* WebEx Communications, Inc.                              11,100             223
* Financial Federal Corp.                                  7,300             223
* Inveresk Research Group Inc.                             9,000             223
* Navigant Consulting, Inc.                               11,800             223
  Manufactured Home
    Communities, Inc. REIT                                 5,900             222
* Technitrol, Inc.                                        10,700             222
* Journal Register Co.                                    10,700             221
* Silgan Holdings, Inc.                                    5,200             221
  Federal Signal Corp.                                    12,633             221
  Owens & Minor, Inc. Holding Co.                         10,100             221
  Cleco Corp.                                             12,300             221
* F5 Networks, Inc.                                        8,800             221
* Griffon Corp.                                           10,900             221
* RSA Security Inc.                                       15,550             221
* Rogers Corp.                                             5,000             221
* Integra LifeSciences Holdings                            7,700             220
  Selective Insurance Group                                6,800             220
  Barra, Inc.                                              6,200             220
  Republic Bancorp, Inc.                                  16,291             220
* SEACOR SMIT Inc.                                         5,200             219
* NeighborCare Inc.                                       11,065             219
  Hancock Holding Co.                                      4,000             218
* Teletech Holdings Inc.                                  19,300             218
  Provident Bankshares Corp.                               7,380             217
* Ariba, Inc.                                             72,370             217
  H.B. Fuller Co.                                          7,300             217
  First Commonwealth
    Financial Corp.                                       15,200             217
* Ventana Medical Systems, Inc.                            5,500             217
* Remington Oil & Gas Corp.                               11,000             217
  Ruddick Corp.                                           12,100             217
  Arkansas Best Corp.                                      6,900             216
* ValueClick, Inc.                                        23,790             216
* Aeroflex, Inc.                                          18,430             215
* Select Comfort Corp.                                     8,700             215
* Borland Software Corp.                                  22,100             215
  Wabtec Corp.                                            12,614             215
  Irwin Financial Corp.                                    6,800             214
  CDI Corp.                                                6,500             213
* Vertex Pharmaceuticals, Inc.                            20,802             213
* Magma Design Automation, Inc.                            9,100             212
  Southern Peru Copper Corp.                               4,500             212
* KCS Energy, Inc.                                        20,100             212
  Penn Virginia Corp.                                      3,800             211
* Sotheby's Holdings Class A                              15,462             211
* ANSYS, Inc.                                              5,300             210
* Ask Jeeves, Inc.                                        11,600             210
  Commercial Net Lease Realty REIT                        11,800             210
* Photon Dynamics, Inc.                                    5,200             209
  National Health Investors REIT                           8,400             209
* BankUnited Financial Corp.                               8,100             209
* Range Resources Corp.                                   22,100             209
* Shaw Group, Inc.                                        15,300             208
* Helen of Troy Ltd.                                       9,000             208
  FBL Financial Group, Inc. Class A                        8,071             208
* GlobespanVirata, Inc.                                   35,410             208
* Adolor Corp.                                            10,400             208
* Orbital Sciences Corp.                                  17,300             208
* bebe stores, inc                                         8,000             208
  Crompton Corp.                                          28,937             207
* Rayovac Corp.                                            9,900             207
  Wausau-Mosinee Paper Corp.                              15,326             207
* Investment Technology Group, Inc.                       12,825             207
* Telik, Inc.                                              9,000             207
* Insight Enterprises, Inc.                               11,000             207
* Entravision Communications Corp.                        18,600             206
  St. Mary Land & Exploration Co.                          7,244             206
* Triad Guaranty, Inc.                                     4,100             206
  S & T Bancorp, Inc.                                      6,900             206

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Genta Inc.                                              19,800             206
* Mediacom Communications Corp.                           23,680             205
* Exult Inc.                                              28,800             205
  United National Bancorp                                  5,738             205
* NetIQ Corp.                                             15,469             205
  NBT Bancorp, Inc.                                        9,553             205
* Renaissance Learning, Inc.                               8,500             205
* SERENA Software, Inc.                                   11,150             205
* CSK Auto Corp.                                          10,900             205
* Digene Corp.                                             5,100             205
* Old Dominion Freight Line, Inc.                          6,000             204
* Regeneron Pharmaceuticals, Inc.                         13,900             204
  Millennium Chemicals, Inc.                              16,100             204
  Carpenter Technology Corp.                               6,900             204
  Sonic Automotive, Inc.                                   8,900             204
  United Community Banks, Inc.                             6,200             204
* Prima Energy Corp.                                       5,800             204
  Glimcher Realty Trust REIT                               9,100             204
* ATMI, Inc.                                               8,800             204
* Radio One, Inc.                                         10,400             203
* ProQuest Co.                                             6,900             203
* The Children's Place Retail
    Stores, Inc.                                           7,600             203
* Enterasys Networks, Inc.                                54,110             203
  The Manitowoc Co., Inc.                                  6,500             203
  Great American Financial
    Resources, Inc.                                       12,500             203
* AK Steel Corp.                                          39,717             203
* Progress Software Corp.                                  9,900             203
* Ditech Communications Corp.                             10,600             202
* Swift Energy Co.                                        12,000             202
* DSP Group Inc.                                           8,100             202
* National Western Life Insurance
    Co. Class A                                            1,300             201
  Baldor Electric Co.                                      8,800             201
* Mastec Inc.                                             13,575             201
  JLG Industries, Inc.                                    13,200             201
* Energy Partners, Ltd.                                   14,400             200
  Cubic Corp.                                              8,700             200
  Amcore Financial, Inc.                                   7,400             200
  Franklin Electric, Inc.                                  3,300             200
* CONMED Corp.                                             8,359             199
* Checkpoint Systems, Inc.                                10,500             199
* Cyberonics, Inc.                                         6,200             198
* United Surgical Partners
    International, Inc.                                    5,925             198
  Christopher & Banks Corp.                               10,150             198
* Ocular Sciences, Inc.                                    6,900             198
  Bandag, Inc.                                             4,800             198
  Sun Communities, Inc. REIT                               5,100             197
* Esterline Technologies Corp.                             7,400             197
  Spartech Corp.                                           8,000             197
* Littelfuse, Inc.                                         6,800             196
* Nuevo Energy Co.                                         8,100             196
* Electro Scientific Industries, Inc.                      8,200             195
  USEC Inc.                                               23,200             195
* Stage Stores, Inc.                                       6,975             195
  Alabama National BanCorporation                          3,700             194
* Sinclair Broadcast Group, Inc.                          13,000             194
  Net.Bank, Inc.                                          14,522             194
  Barnes Group, Inc.                                       6,000             194
* Papa John's International, Inc.                          5,800             194
* Oceaneering International, Inc.                          6,910             193
  Southwest Gas Corp.                                      8,600             193
* Ryan's Family Steak Houses, Inc.                        12,750             193
* Harvest Natural Resources, Inc.                         19,400             193
* American Italian Pasta Co.                               4,600             193
* Ocwen Financial Corp.                                   21,700             192
  Central Pacific Financial Co.                            6,400             192
  Summit Properties, Inc. REIT                             8,000             192
* PTEK Holdings, Inc.                                     21,800             192
* PRIMEDIA Inc.                                           67,854             192
  AMCOL International Corp.                                9,500             192
  Anchor Bancorp Wisconsin Inc.                            7,700             192
  Startek, Inc.                                            4,700             192
  Longview Fibre Co.                                      15,500             191
* School Specialty, Inc.                                   5,627             191
  Hudson River Bancorp. Inc.                               4,900             191
  Kaydon Corp.                                             7,400             191
  Oriental Financial Group Inc.                            7,438             191
* Multimedia Games Inc.                                    4,650             191
  Community Bank System, Inc.                              3,900             191
  G & K Services, Inc. Class A                             5,200             191
* CTI Molecular Imaging, Inc.                             11,300             191
* Thoratec Corp.                                          14,687             191
  Watsco, Inc.                                             8,400             191
* Province Healthcare Co.                                 11,925             191
* Nektar Therapeutics                                     14,000             191
* DJ Orthopedics Inc.                                      7,100             190
  UIL Holdings Corp.                                       4,200             189
* Tejon Ranch Co.                                          4,610             189
* ESS Technology, Inc.                                    11,100             189
  Mid-State Bancshares                                     7,400             188
* Group 1 Automotive, Inc.                                 5,200             188
* FormFactor Inc.                                          9,500             188
* Dendrite International, Inc.                            12,000             188
  Texas Genco Holdings, Inc.                               5,783             188
* Leapfrog Enterprises, Inc.                               7,084             188
  LaBranche & Co. Inc.                                    16,100             188
  Landry's Restaurants, Inc.                               7,300             188
  Woodward Governor Co.                                    3,300             188
* Encore Acquisition Co.                                   7,600             187
  Farmer Brothers, Inc.                                      600             187
  Independent Bank Corp. (MI)                              6,583             187

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* The Warnaco Group, Inc.                                 11,700             187
  Stewart Information Services Corp.                       4,600             187
* Consolidated Graphics, Inc.                              5,900             186
* Metrologic Instruments, Inc.                             6,900             186
* Wilson Greatbatch
    Technologies, Inc.                                     4,400             186
* Asyst Technologies, Inc.                                10,712             186
* Lin TV Corp.                                             7,200             186
* TETRA Technologies, Inc.                                 7,650             185
* Tesoro Petroleum Corp.                                  12,700             185
* LTX Corp.                                               12,300             185
* Plains Resources Inc.                                   11,517             185
  Handleman Co.                                            9,000             185
  First Financial Bancorp                                 11,582             185
* Websense, Inc.                                           6,300             184
  Tecumseh Products Co. Class A                            3,800             184
* AAR Corp.                                               12,300             184
* Cray Inc.                                               18,500             184
* Guess ?, Inc.                                           15,200             183
* OM Group, Inc.                                           7,000             183
* Zoran Corp.                                             10,540             183
* Mykrolis Corp.                                          11,397             183
* Closure Medical Corp.                                    5,400             183
* International Steel Group, Inc.                          4,700             183
* Moog Inc.                                                3,700             183
* Dobson Communications Corp.                             27,800             183
* Superior Energy Services, Inc.                          19,400             182
* Informatica Corp.                                       17,700             182
  Zenith National Insurance Corp.                          5,600             182
  Kimball International, Inc. Class B                     11,700             182
* Grey Wolf, Inc.                                         48,600             182
* SurModics, Inc.                                          7,600             182
* Ionics, Inc.                                             5,700             182
* Forward Air Corp.                                        6,600             182
* United Therapeutics Corp.                                7,900             181
* Six Flags, Inc.                                         24,100             181
* Digital River, Inc.                                      8,200             181
* World Acceptance Corp.                                   9,100             181
  Kenneth Cole Productions, Inc.                           6,150             181
  Omega Healthcare Investors,
    Inc. REIT                                             19,366             181
* ILEX Oncology, Inc.                                      8,500             181
* Carrier Access Corp.                                    14,400             180
  Vector Group Ltd.                                       11,041             180
* Priceline.com, Inc.                                     10,066             180
  Chesapeake Corp. of Virginia                             6,800             180
* FEI Co.                                                  8,000             180
  Westbanco Inc.                                           6,500             180
  Inter-Tel, Inc.                                          7,200             180
* Safeguard Scientifics, Inc.                             44,518             180
* Impax Laboratories, Inc.                                12,474             180
* Stewart Enterprises, Inc. Class A                       31,600             179
* Centennial Communications
    Corp. Class A                                         34,100             179
* SuperGen, Inc.                                          16,300             179
* Teledyne Technologies, Inc.                              9,511             179
* Photronics Inc.                                          9,000             179
  National Financial Partners Corp.                        6,500             179
  Simmons First National Corp.                             6,400             179
* Verint Systems Inc.                                      7,900             178
  First Charter Corp.                                      9,100             178
* Remec, Inc.                                             21,150             178
  Getty Realty Holding Corp. REIT                          6,800             178
* URS Corp.                                                7,100             178
  Walter Industries, Inc.                                 13,300             178
* Newport Corp.                                           10,700             177
* Argosy Gaming Co.                                        6,800             177
* Bright Horizons Family
    Solutions, Inc.                                        4,200             176
  Otter Tail Corp.                                         6,596             176
  Russ Berrie and Co., Inc.                                5,200             176
* Actel Corp.                                              7,300             176
  Kansas City Life Insurance Co.                           3,800             176
  Community Trust Bancorp Inc.                             5,808             175
  Watts Water Technologies, Inc.                           7,900             175
  Infinity Property & Casualty Corp.                       5,300             175
* Carreker Corp.                                          12,500             175
  Cambrex Corp.                                            6,900             174
* Labor Ready, Inc.                                       13,300             174
* Tanox, Inc.                                             11,724             174
* Playtex Products, Inc.                                  22,500             174
* El Paso Electric Co.                                    13,000             174
  ElkCorp                                                  6,500             174
* Hewitt Associates, Inc.                                  5,800             173
* Openwave Systems Inc.                                   15,759             173
* Clayton Williams Energy, Inc.                            5,962             173
  Arch Chemicals, Inc.                                     6,750             173
  World Fuel Services Corp.                                5,100             173
* Atrix Laboratories, Inc.                                 7,200             173
* American Medical Systems
    Holdings, Inc.                                         7,900             172
  Analogic Corp.                                           4,200             172
  Glenborough Realty Trust, Inc. REIT                      8,600             172
* Monaco Coach Corp.                                       7,200             171
* EMCOR Group, Inc.                                        3,900             171
* Eclipsys Corp.                                          14,700             171
* Tumbleweed Communications
    Corp                                                  20,363             171
* Systems & Computer
    Technology Corp.                                      10,400             170
  MCG Capital Corp.                                        8,700             170
  Regal-Beloit Corp.                                       7,700             169
  Schnitzer Steel Industries,
    Inc. Class A                                           2,800             169

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
  Oxford Industries, Inc.                                  5,000             169
* Superconductor Technologies Inc.                        30,340             169
* Inet Technologies, Inc.                                 14,100             169
* Wesco International, Inc.                               19,050             169
  Russell Corp.                                            9,600             169
* Viasys Healthcare Inc.                                   8,174             168
  First Republic Bank                                      4,700             168
* DRS Technologies, Inc.                                   6,056             168
  Corporate Office Properties
    Trust, Inc. REIT                                       8,000             168
  Sterling Bancshares, Inc.                               12,600             168
* eFunds Corp.                                             9,661             168
* Boca Resorts, Inc. Class A                              11,200             167
* CSG Systems International, Inc.                         13,400             167
* FARO Technologies, Inc.                                  6,700             167
  BSB Bancorp, Inc.                                        4,237             167
  Sovran Self Storage, Inc. REIT                           4,500             167
* Pre-Paid Legal Services, Inc.                            6,400             167
* Standard Microsystem Corp.                               6,600             167
* Coherent, Inc.                                           7,000             167
* InfoSpace, Inc.                                          7,223             166
* Wireless Facilities, Inc.                               11,200             166
* Overnite Corp.                                           7,309             166
* Avatar Holding, Inc.                                     4,500             166
* Per-Se Technologies, Inc.                               10,884             166
  Anthracite Capital Inc. REIT                            15,000             166
* UICI                                                    12,500             166
  The Laclede Group, Inc.                                  5,800             166
* Kulicke & Soffa Industries, Inc.                        11,500             165
  Sandy Spring Bancorp, Inc.                               4,400             165
* Mercury Computer Systems, Inc.                           6,600             164
* THQ Inc.                                                 9,700             164
  MGE Energy, Inc.                                         5,200             164
* Jones Lang Lasalle Inc.                                  7,900             164
* Alaska Air Group, Inc.                                   6,000             164
* Hawthorne Financial Corp.                                5,850             164
  Horace Mann Educators Corp.                             11,700             163
  Koger Equity, Inc. REIT                                  7,800             163
  Helix Technology Corp.                                   7,900             163
  Universal Health Realty
    Income REIT                                            5,400             163
* NCI Building Systems, Inc.                               6,800             163
  Belden, Inc.                                             7,700             162
  The Marcus Corp.                                         9,900             162
  Tanger Factory Outlet Centers,
    Inc. REIT                                              3,989             162
* Exar Corp.                                               9,500             162
  Holly Corp.                                              5,900             162
* Jo-Ann Stores, Inc.                                      7,935             162
* Offshore Logistics, Inc.                                 6,600             162
  Surewest Communications                                  4,000             162
* Charming Shoppes, Inc.                                  29,900             161
* Rainbow Technologies, Inc.                              14,326             161
* Century Business Services, Inc.                         35,900             160
  Coca-Cola Bottling Co.                                   3,000             160
* Electronics Boutique Holdings Corp.                      7,000             160
* ShopKo Stores, Inc.                                     10,500             160
* Plexus Corp.                                             9,320             160
* TBC Corp.                                                6,200             160
* Immucor Inc.                                             7,846             160
* FuelCell Energy, Inc.                                   12,300             160
* Insight Communications Co., Inc.                        15,500             160
  Value Line, Inc.                                         3,200             160
  Phillips-Van Heusen Corp.                                9,000             160
* Sequa Corp. Class A                                      3,256             160
* MRV Communications Inc.                                 42,388             159
* Enzo Biochem, Inc.                                       8,891             159
* Mindspeed Technologies, Inc.                            23,138             158
  Pulitzer, Inc.                                           2,933             158
* NCO Group, Inc.                                          6,950             158
* CardioDynamics International Corp.                      26,500             158
  MTS Systems Corp.                                        8,220             158
  Blockbuster Inc. Class A                                 8,800             158
* Alliance Data Systems Corp.                              5,700             158
* Mapics Inc.                                             12,052             158
* Haemonetics Corp.                                        6,600             158
* Genlyte Group, Inc.                                      2,700             158
* McMoRan Exploration Co.                                  8,397             157
* IDT Corp. Class B                                        6,800             157
  The Stride Rite Corp.                                   13,800             157
* FalconStor Software, Inc.                               17,940             157
* The Gymboree Corp.                                       9,100             157
* Paxar Corp.                                             11,700             157
  Pilgrim's Pride Corp.                                    9,600             157
* Isle of Capri Casinos, Inc.                              7,300             157
  First Financial Bankshares, Inc.                         3,750             156
* Ixia                                                    13,350             156
* Aquila, Inc.                                            46,018             156
* Stillwater Mining Co.                                   16,295             156
  Glatfelter                                              12,500             156
  C & D Technologies, Inc.                                 8,100             155
  Harleysville Group, Inc.                                 7,800             155
  Interstate Bakeries Corp.                               10,900             155
  Steelcase Inc.                                          10,800             155
* M&F Worldwide Corp.                                     11,600             155
  Gold Banc Corp., Inc.                                   11,000             155
  Brookfield Homes Corp.                                   6,000             155
* LCA-Vision Inc.                                          7,284             154
* Mobius Management
    Systems, Inc.                                         12,175             154
  Boston Private Financial
    Holdings, Inc.                                         6,200             154
  Lennar Corp. Class B                                     1,682             154
  Empire District Electric Co.                             7,000             154

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* UTStarcom, Inc.                                          4,140             153
  OceanFirst Financial Corp.                               5,650             153
* Cepheid, Inc.                                           16,000             153
  First Financial Holdings, Inc.                           4,900             153
* Too Inc.                                                 9,069             153
  EDO Corp.                                                6,200             153
  Resource America, Inc.                                  10,186             153
* Specialty Laboratories, Inc.                             9,100             153
  Independent Bank Corp. (MA)                              5,300             153
* Opsware, Inc.                                           20,600             152
* Itron, Inc.                                              8,300             152
* Omnicell, Inc.                                           9,400             152
  Quanex Corp.                                             3,300             152
  Roto-Rooter, Inc.                                        3,300             152
  Town & Country Trust REIT                                6,000             152
  Riggs National Corp.                                     9,200             152
  Goody's Family Clothing                                 16,247             152
  WD-40 Co.                                                4,300             152
* General Cable Corp.                                     18,650             152
* Technical Olympic USA, Inc.                              5,519             152
* Aviall Inc.                                              9,775             152
  NACCO Industries, Inc. Class A                           1,691             151
* Sapient Corp.                                           27,000             151
* Tradestation Group Inc.                                 17,060             151
  Methode Electronics, Inc. Class A                       12,349             151
  Landauer, Inc.                                           3,700             151
* Saxon Capital Inc.                                       7,200             151
  Quaker City Bancorp, Inc.                                3,238             151
* Captiva Software Corp.                                  11,900             151
* William Lyon Homes, Inc.                                 2,400             151
* Arris Group Inc.                                        20,800             150
* Lone Star Technologies, Inc.                             9,400             150
* Microsemi Corp.                                          6,100             150
* j2 Global Communications, Inc.                           6,050             150
* ManTech International Corp.                              6,000             150
* Administaff, Inc.                                        8,600             149
* PETCO Animal Supplies, Inc.                              4,900             149
* Oil States International, Inc.                          10,700             149
* Secure Computing Corp.                                   8,300             149
  M/I Schottenstein Homes, Inc.                            3,800             148
* WellChoice Inc.                                          4,300             148
  Central Vermont Public
    Service Corp.                                          6,300             148
  WSFS Financial Corp.                                     3,300             148
  Riviana Foods, Inc.                                      5,400             148
  Capstead Mortgage Corp. REIT                             8,812             148
* PLX Technology, Inc.                                    16,700             148
  Schweitzer-Mauduit
    International, Inc.                                    4,950             147
  Lexington Corporate Properties
    Trust REIT                                             7,300             147
  R & G Financial Corp. Class B                            3,700             147
* MedQuist, Inc.                                           9,151             147
* Onyx Pharmaceuticals, Inc.                               5,200             147
  Gray Television, Inc.                                    9,700             147
  NL Industries, Inc.                                     12,500             146
* Intuitive Surgical, Inc.                                 8,554             146
  Lone Star Steakhouse &
    Saloon, Inc.                                           6,300             146
  Frontier Financial Corp.                                 4,400             146
* Atwood Oceanics, Inc.                                    4,566             146
  Main Street Banks, Inc.                                  5,500             146
  Parkway Properties Inc. REIT                             3,500             146
* Concurrent Computer Corp.                               33,200             145
* Wind River Systems Inc.                                 16,552             145
* Bell Microproducts Inc.                                 16,000             145
* Champion Enterprises, Inc.                              20,700             145
  Patriot Bank Corp.                                       5,060             145
  Frontier Oil Corp.                                       8,400             145
* Virage Logic Corp.                                      14,200             144
* InVision Technologies, Inc.                              4,300             144
  Umpqua Holdings Corp.                                    6,940             144
  First Federal Capital Corp.                              6,400             144
* Corvis Corp.                                            84,776             144
* The SCO Group, Inc.                                      8,475             144
  First Financial Corp. (IN)                               4,800             144
* K2 Inc.                                                  9,464             144
* NeoPharm, Inc.                                           7,854             144
* PolyOne Corp.                                           22,500             144
* FelCor Lodging Trust, Inc. REIT                         12,974             144
* USI Holdings Corp.                                      11,000             144
* Caraustar Industries, Inc.                              10,400             144
* Gardner Denver Inc.                                      5,996             143
* Sola International Inc.                                  7,600             143
* Centene Corp.                                            5,100             143
  CB Bancshares Inc. (HI)                                  2,268             143
* Sierra Health Services, Inc.                             5,200             143
* Finisar Corp.                                           45,600             143
* Mesa Air Group Inc.                                     11,400             143
* Cirrus Logic                                            18,600             143
* Possis Medical Inc.                                      7,200             142
* Hologic, Inc.                                            8,200             142
* Biosite Inc.                                             4,900             142
  Berry Petroleum Class A                                  7,000             142
* Shoe Carnival, Inc.                                      7,950             142
* Therma-Wave Inc.                                        23,959             141
  Churchill Downs, Inc.                                    3,900             141
* Advent Software, Inc.                                    8,100             141
  GenCorp, Inc.                                           13,100             141
  Bowne & Co., Inc.                                       10,400             141
* Genus, Inc.                                             23,500             141
* Kopin Corp.                                             21,000             141
* infoUSA Inc.                                            18,984             141
  Arrow Financial Corp.                                    5,072             141

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* TriPath Imaging, Inc.                                   18,000             140
* Silicon Graphics, Inc.                                 102,213             140
  City Holding Co.                                         3,995             140
* Merix Corp.                                              5,700             140
  Tredegar Corp.                                           9,000             140
* AAON, Inc.                                               7,200             140
* iVillage Inc.                                           38,985             140
  The Buckle, Inc.                                         6,300             140
  Cascade Bancorp                                          7,236             139
* Pharmacopeia, Inc.                                       9,800             139
* Verity, Inc.                                             8,300             139
* Fleetwood Enterprises, Inc.                             13,500             139
* Kronos Worldwide, Inc.                                   6,250             139
  Lance, Inc.                                              9,200             138
* Quality Systems, Inc.                                    3,100             138
* Integrated Silicon Solution, Inc.                        8,800             138
  First Merchants Corp.                                    5,402             138
* Trammell Crow Co.                                       10,400             138
* Retek Inc.                                              14,847             138
  Coachmen Industries, Inc.                                7,604             138
* Candela Corp.                                            7,574             138
* Heidrick & Struggles
    International, Inc.                                    6,300             137
* Pinnacle Systems, Inc.                                  16,100             137
* AMIS Holdings Inc.                                       7,500             137
* InKine Pharmaceutical Co., Inc.                         28,300             137
* eCollege.com Inc.                                        7,400             137
* White Electronic Designs Corp.                          15,500             136
* Audiovox Corp.                                          10,600             136
  Sauer-Danfoss, Inc.                                      8,400             136
* Navigators Group, Inc.                                   4,400             136
* Transkaryotic Therapies, Inc.                            8,700             136
  Gevity HR, Inc.                                          6,100             136
* AMN Healthcare Services, Inc.                            7,905             136
* American Management
    Systems, Inc.                                          9,000             136
* Enzon Pharmaceuticals, Inc.                             11,300             136
* Plug Power, Inc.                                        18,703             136
  Cash America International Inc.                          6,400             136
* Local Financial Corp.                                    6,500             135
* Incyte Corp.                                            19,800             135
  Entertainment Properties
    Trust REIT                                             3,900             135
* Insituform Technologies Inc.
    Class A                                                8,200             135
  First Source Corp.                                       6,281             135
* Interwoven Inc.                                         10,680             135
* Ace Cash Express, Inc.                                   6,350             135
  Southwest Bancorp, Inc.                                  7,544             135
  Advanta Corp. Class A                                   10,363             135
  First Place Financial Corp.                              6,880             134
* Charles River Associates Inc.                            4,200             134
* ChipPAC, Inc.                                           17,700             134
  Cascade Natural Gas Corp.                                6,357             134
* Hydrill Co.                                              5,600             134
* Stoneridge, Inc.                                         8,900             134
  Libbey, Inc.                                             4,700             134
  Peoples Holding Co.                                      4,050             134
* Harmonic, Inc.                                          18,422             134
* CorVel Corp.                                             3,550             133
* Gartner, Inc. Class A                                   11,800             133
* eSPEED, Inc. Class A                                     5,700             133
* Volt Information Sciences Inc.                           5,900             133
* Cell Genesys, Inc.                                      10,300             133
* SOURCECORP, Inc.                                         5,200             133
* Tweeter Home Entertainment
    Group, Inc.                                           14,100             133
  United Fire & Casualty Co.                               3,300             133
* Enbridge Energy Management                               2,753             133
  Central Parking Corp.                                    8,900             133
* Internap Network Services Corp.                         54,200             133
  Movado Group, Inc.                                       4,700             133
  Kramont Realty Trust REIT                                7,300             132
* Global Industries Ltd.                                  25,600             132
  Ameron International Corp.                               3,800             132
  American Home Mortgage
    Investment Corp.                                       5,853             132
* Encysive Pharmaceuticals, Inc.                          14,700             132
  Triarc Cos., Inc. Class B                               12,200             132
* Dyax Corp.                                              15,997             131
* Cubist Pharmaceuticals, Inc.                            10,800             131
  Atlantic Tele-Network, Inc.                              4,680             131
  Columbia Bancorp                                         4,100             131
* Vail Resorts Inc.                                        7,700             131
* Right Management
    Consultants, Inc.                                      7,013             131
* California Amplifier, Inc.                               9,300             131
  Consolidated-Tomoka Land Co.                             4,000             131
* Prime Hospitality Corp.                                 12,800             131
* Palm Harbor Homes, Inc.                                  7,300             130
* United PanAm Financial Corp.                             7,800             130
* Antigenics, Inc.                                        11,512             130
* ValueVision Media, Inc.                                  7,800             130
* PAREXEL International Corp.                              8,000             130
  A. Schulman Inc.                                         6,100             130
  CTS Corp.                                               11,300             130
* CMGI Inc.                                               72,997             130
* ArthroCare Corp.                                         5,300             130
  Aaron Rents, Inc. Class B                                6,450             130
* BioMarin Pharmaceutical Inc.                            16,700             130
  RPC Inc.                                                11,800             130
* GenVec, Inc.                                            39,297             130
* Crown Media Holdings, Inc.                              15,665             130
* InterVoice, Inc.                                        10,888             129

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Lifeline Systems, Inc.                                   6,800             129
* At Road, Inc.                                            9,700             129
* American Healthways Inc.                                 5,400             129
  Flushing Financial Corp.                                 7,050             129
* Dot Hill Systems Corp.                                   8,500             129
* ANADIGICS, Inc.                                         21,600             129
* Capital Corp. of the West                                3,245             129
  Equity Inns, Inc. REIT                                  14,200             129
* AtheroGenics, Inc.                                       8,600             128
* E-LOAN, Inc.                                            43,100             128
* Talk America Holdings, Inc.                             11,149             128
* General Binding Corp.                                    7,128             128
  Merchants Bancshares, Inc.                               4,197             128
* Pixelworks, Inc.                                        11,600             128
* The Neiman Marcus Group, Inc.
    Class B                                                2,561             128
* Strattec Security Corp.                                  2,100             128
  First Essex Bancorp, Inc.                                2,200             128
  Marine Products Corp.                                    6,800             128
  Suffolk Bancorp                                          3,700             128
* Infonet Services Corp.                                  75,000             128
* US Physical Therapy, Inc.                                8,100             127
  Bryn Mawr Bank Corp.                                     5,200             127
* Jarden Corp.                                             4,650             127
  Connecticut Bancshares, Inc.                             2,461             127
* QAD Inc.                                                10,320             127
* Dick's Sporting Goods, Inc.                              2,600             127
  Stewart & Stevenson Services, Inc.                       9,000             126
* TransMontaigne Inc.                                     19,600             126
* Noven Pharmaceuticals, Inc.                              8,300             126
  The Standard Register Co.                                7,500             126
* General Communication, Inc.                             14,500             126
  Prosperity Bancshares, Inc.                              5,600             126
  Seacoast Financial Services Corp.                        4,600             126
* XOMA Ltd.                                               19,100             126
* Genesis Healthcare Corp.                                 5,532             126
* Advanced Medical Optics, Inc.                            6,411             126
* Sykes Enterprises, Inc.                                 14,700             126
* RehabCare Group, Inc.                                    5,900             125
* Wackenhut Corrections Corp.                              5,500             125
  CIRCOR International, Inc.                               5,200             125
* Hexcel Corp.                                            16,900             125
* CoStar Group, Inc.                                       3,000             125
* RailAmerica, Inc.                                       10,596             125
* Genesis Microchip Inc.                                   6,930             125
* SRA International, Inc.                                  2,900             125
  Lindsay Manufacturing Co.                                4,950             125
* Overland Storage, Inc.                                   6,644             125
* Intermagnetics General Corp.                             5,632             125
* Echelon Corp.                                           11,200             125
  Thomas Nelson, Inc.                                      6,450             125
* Albany Molecular Research, Inc.                          8,300             125
* Medarex, Inc.                                           20,000             125
* Silicon Image, Inc.                                     17,200             124
* aaiPharma Inc.                                           4,950             124
* Gentiva Health Services, Inc.                            9,831             124
  Vital Signs, Inc.                                        3,800             124
* Pathmark Stores, Inc.                                   16,344             124
* Powerwave Technologies, Inc.                            16,200             124
* Global Imaging Systems, Inc.                             3,900             124
* Keynote Systems Inc.                                    10,405             124
  West Coast Bancorp                                       5,800             124
  American States Water Co.                                4,950             124
* Asbury Automotive Group, Inc.                            6,900             123
* Medical Action Industries Inc.                           6,600             123
* Group 1 Software, Inc.                                   7,000             123
* Connetics Corp.                                          6,790             123
* Movie Gallery, Inc.                                      6,600             123
  BancFirst Corp.                                          2,100             123
* Quantum Corp.                                           39,500             123
* W-H Energy Services, Inc.                                7,600             123
* Matria Healthcare, Inc.                                  5,825             123
  U.S.B. Holding Co., Inc.                                 6,347             123
* PalmOne, Inc.                                           10,443             123
* ViaSat, Inc.                                             6,400             122
  The Nautilus Group, Inc.                                 8,700             122
* Encore Wire Corp.                                        6,900             122
* Ciber, Inc.                                             14,100             122
* Aspen Technologies, Inc.                                11,900             122
  The Topps Co., Inc.                                     11,900             122
* Guilford Pharmaceuticals, Inc.                          18,006             122
* Cole National Corp. Class A                              6,100             122
* Casella Waste Systems, Inc.                              8,900             122
* OraSure Technologies, Inc.                              15,300             122
* Vignette Corp.                                          53,595             122
* Molecular Devices Corp.                                  6,400             122
  Medallion Financial Corp.                               12,784             121
  Glacier Bancorp, Inc.                                    3,740             121
* Aspect Medical Systems, Inc.                            10,615             121
  Correctional Properties Trust REIT                       4,200             121
  Cato Corp. Class A                                       5,900             121
* Zix Corp.                                               13,900             121
* CIMA Labs Inc.                                           3,700             121
* SciClone Pharmaceuticals, Inc.                          17,800             121
  Massbank Corp.                                           2,825             120
  Hooper Holmes, Inc.                                     19,400             120
* BindView Development Corp.                              31,800             120
* Pegasystems Inc.                                        13,900             120
  Bel Fuse, Inc. Class A                                   4,000             120
* A.C. Moore Arts & Crafts, Inc.                           6,200             119
* Cross Country Healthcare, Inc.                           8,000             119
* Information Holdings Inc.                                5,400             119
* iGATE Corp.                                             15,200             119
  Omega Financial Corp.                                    3,100             119

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
  Interchange Financial
    Services Corp.                                         4,716             119
* Blount International, Inc.                              15,137             119
* International Shipholding Corp.                          8,075             119
* ATP Oil & Gas Corp.                                     18,950             119
* CNA Surety Corp.                                        12,510             119
* Serologicals Corp.                                       6,391             119
* Petrocorp, Inc.                                          8,822             119
* Hifn, Inc.                                               9,967             119
* Florida Banks, Inc.                                      8,470             119
* Duane Reade Inc.                                         7,000             118
* RC2 Corp.                                                5,700             118
  United Capital Corp.                                     5,700             118
* Atlantic Coast Airlines
    Holdings Inc.                                         11,920             118
* Aftermarket Technology Corp.                             8,600             118
  Washington Trust Bancorp, Inc.                           4,500             118
* aQuantive, Inc.                                         11,500             118
* American Pharmaceuticals
    Partners, Inc.                                         3,500             118
* Buckeye Technology, Inc.                                11,700             118
* VA Software Corp.                                       30,069             118
* SupportSoft, Inc.                                        8,940             118
* Trimeris, Inc.                                           5,600             117
* Ameristar Casinos, Inc.                                  4,800             117
* Resources Connection, Inc.                               4,300             117
* Valence Technology Inc.                                 30,500             117
* Cable Design Technologies Corp.                         13,050             117
* Kadant Inc.                                              5,410             117
* 4Kids Entertainment Inc.                                 4,500             117
* S1 Corp.                                                14,496             117
* Micromuse Inc.                                          16,900             117
* LookSmart, Ltd.                                         75,200             117
  Newcastle Investment Corp. REIT                          4,300             117
* Playboy Enterprises, Inc. Class B                        7,200             116
* Agile Software Corp.                                    11,750             116
  Wainwright Bank & Trust Co.                              8,119             116
* Orbitz, Inc.                                             5,000             116
* CKE Restaurants Inc.                                    18,151             116
  Fedders Corp.                                           16,090             116
* Rentrak Corp.                                           11,900             116
* SonoSite, Inc.                                           5,400             116
  PolyMedica Corp.                                         4,400             116
* Dril-Quip, Inc.                                          7,100             116
  Rock-Tenn Co.                                            6,700             116
* Rudolph Technologies, Inc.                               4,700             115
* Tessera Technologies, Inc.                               6,121             115
  Capital City Bank Group, Inc.                            2,500             115
  Agilysys, Inc.                                          10,300             115
  FNB Financial Services Corp.                             5,750             115
* SonicWALL, Inc.                                         14,700             115
* Ashford Hospitality Trust                               12,200             114
  Presidential Life Corp.                                  8,700             114
  McGrath Rent Corp.                                       4,200             114
  Blair Corp.                                              4,700             114
* Nabi Biopharmaceuticals                                  9,000             114
  Thomas Industries, Inc.                                  3,300             114
* Sirenza Microdevices, Inc.                              23,800             114
  Summit Bancshares, Inc.                                  4,100             114
  Mid-America Apartment
    Communities, Inc. REIT                                 3,400             114
  Dimon Inc.                                              16,900             114
* Pericom Semiconductor Corp.                             10,700             114
* Trex Co., Inc.                                           3,000             114
* PC Connection, Inc.                                     13,600             114
  Quaker Chemical Corp.                                    3,700             114
  American Land Lease, Inc. REIT                           5,700             114
  Middlesex Water Co.                                      5,600             114
  Standard Commercial Tobacco Co.                          5,663             114
* PEC Solutions, Inc.                                      6,700             114
* Spherion Corp.                                          11,600             114
* NETGEAR, Inc.                                            7,100             114
* Clark, Inc.                                              5,900             114
* Inspire Pharmaceuticals, Inc.                            8,000             113
* Daktronics, Inc.                                         4,500             113
* America's Car-Mart, Inc.                                 4,200             113
* Friendly Ice Cream Corp.                                11,700             113
* Microvision, Inc.                                       14,800             113
  Cross Timbers Royalty Trust                              3,954             113
* SoundView Technology Group, Inc.                         7,260             112
* The Dress Barn, Inc.                                     7,500             112
* Liquidmetal Technologies Inc.                           39,527             112
* American Medical Security
    Group, Inc.                                            5,000             112
* Kensey Nash Corp.                                        4,800             112
* Banc Corp.                                              13,100             111
  Valmont Industries, Inc.                                 4,800             111
* DuPont Photomasks, Inc.                                  4,600             111
* AMC Entertainment, Inc.                                  7,300             111
* Bone Care International, Inc.                            8,700             111
* Amerco, Inc.                                             5,150             111
* California Pizza Kitchen, Inc.                           5,500             111
* Mobile Mini, Inc.                                        5,600             110
  Ramco-Gershenson Properties
    Trust REIT                                             3,900             110
* Argonaut Group, Inc.                                     7,100             110
* MicroStrategy Inc.                                       2,100             110
* Alliance Semiconductor Corp.                            15,500             110
* Innotrac Corp.                                          10,500             110
* Zoll Medical Corp.                                       3,100             110
* barnesandnoble.com inc                                  37,253             110
* TiVo Inc.                                               14,850             110
  Ryerson Tull, Inc.                                       9,591             110
* Penwest Pharmaceuticals Co.                              6,350             110

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Learning Tree International, Inc.                        6,300             110
  Allegiant Bancorp, Inc.                                  3,900             109
* InFocus Corp.                                           11,300             109
  HMN Financial, Inc.                                      4,500             109
  Sizeler Property Investors, Inc. REIT                   10,200             109
* Systemax Inc.                                           16,400             109
  Unizan Financial Corp.                                   5,385             109
* Ceradyne, Inc.                                           3,200             109
* VistaCare, Inc.                                          3,100             109
  Capital Trust Class A                                    4,799             109
* Callon Petroleum Co.                                    10,500             109
* Steak n Shake Co.                                        6,100             109
* Stein Mart, Inc.                                        13,200             109
* CV Therapeutics, Inc.                                    7,400             108
* Embarcadero Technologies, Inc.                           6,800             108
  Action Performance Cos., Inc.                            5,532             108
  First Community Bancorp                                  3,000             108
  Heritage Financial Corp.                                 4,952             108
* Whiting Petroleum Corp.                                  5,885             108
* Young Broadcasting Inc.                                  5,400             108
  Oil-Dri Corp. of America                                 6,800             108
* Manugistics Group, Inc.                                 17,300             108
* Vivus, Inc.                                             28,500             108
  Sanders Morris Harris Group Inc.                         8,700             108
* Manufacturers' Services Ltd.                            17,732             108
* Criimi Mae, Inc. REIT                                   10,320             108
* ImmunoGen, Inc.                                         21,300             108
* Mattson Technology, Inc.                                 8,800             108
* First Horizon Pharmaceutical Corp.                       9,600             108
  Horizon Financial Corp.                                  6,140             108
  Newmil Bancorp, Inc.                                     3,700             107
* Gerber Scientific, Inc.                                 13,500             107
  Innkeepers USA Trust REIT                               12,800             107
* E.piphany Inc.                                          14,850             107
  California Water Service Group                           3,900             107
  First Bancorp (NC)                                       3,400             107
  MutualFirst Financial Inc.                               4,213             107
* Illumina, Inc.                                          15,136             107
  Apogee Enterprises, Inc.                                 9,400             107
* Drexler Technology Corp.                                 7,800             107
* Water Pik Technologies, Inc.                             8,689             107
  Cornerstone Realty Income
    Trust, Inc. REIT                                      12,157             106
* Netscreen Technologies, Inc.                             4,300             106
* Unifi, Inc.                                             16,500             106
* MTC Technologies, Inc.                                   3,300             106
* Spanish Broadcasting System, Inc.                       10,100             106
  Columbia Banking System, Inc.                            4,890             106
* Ulticom, Inc.                                           10,968             106
* JDA Software Group, Inc.                                 6,400             106
* SONUS Pharmaceuticals, Inc.                             20,800             106
* Wiser Oil Co.                                           12,500             106
* NetRatings, Inc.                                         9,240             106
  LSI Industries Inc.                                      7,808             105
* America West Holdings Corp.
    Class B                                                8,500             105
* MIPS Technologies, Inc.                                 19,346             105
* Universal Display Corp.                                  7,700             105
* Pozen Inc.                                              10,300             105
* Trans World Entertainment Corp.                         14,750             105
  National Presto Industries, Inc.                         2,900             105
* ESCO Technologies Inc.                                   2,400             105
* The Advisory Board Co.                                   3,000             105
* EntreMed, Inc.                                          31,300             105
* HomeStore, Inc.                                         22,100             105
* Anaren, Inc.                                             7,400             104
* International Multifoods Corp.                           5,800             104
* SBS Technologies, Inc.                                   7,090             104
  Hancock Fabrics, Inc.                                    7,200             104
* Giant Industries, Inc.                                   8,700             104
* Parallel Petroleum Corp.                                23,959             104
* Westell Technologies, Inc.                              16,500             104
* GTC Biotherapeutics, Inc.                               32,600             104
* Coldwater Creek Inc.                                     9,450             104
* Central Garden and Pet Co.                               3,700             104
* EZCORP, Inc.                                            12,200             104
  Crawford & Co. Class B                                  14,650             103
* GameStop Corp.                                           6,700             103
* Collagenex Pharmaceuticals, Inc.                         9,200             103
  Provident Financial Holdings, Inc.                       2,843             103
* Online Resources Corp.                                  15,596             103
* Consumer Portfolio Services, Inc.                       27,700             103
* First Mariner Bancorp, Inc.                              5,500             103
  Investors Real Estate Trust REIT                        10,400             103
* Lakes Entertainment, Inc.                                6,362             103
* EMS Technologies, Inc.                                   5,000             103
  RAIT Investment Trust REIT                               4,000             102
* Time Warner Telecom Inc.                                10,100             102
* Symmetricom Inc.                                        14,050             102
  Great Southern Bancorp, Inc.                             2,200             102
* Triumph Group, Inc.                                      2,800             102
  TF Financial Corp.                                       3,000             102
* Beasley Broadcast Group, Inc.                            6,200             102
* Concord Communications, Inc.                             5,100             102
  Connecticut Water Services, Inc.                         3,675             102
* Vicor Corp.                                              8,900             102
* Oplink Communications, Inc.                             42,485             102
* Exelixis, Inc.                                          14,330             101
* Orthodontic Centers of
    America, Inc.                                         12,600             101
* Isis Pharmaceuticals, Inc.                              15,600             101
* Central Coast Bancorp                                    5,589             101
* FindWhat.com                                             5,400             101
* Tyler Technologies, Inc.                                10,500             101

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Tower Automotive, Inc.                                  14,800             101
* Green Mountain Coffee
    Roasters, Inc.                                         4,384             101
* 1-800 CONTACTS, Inc.                                     4,800             101
* MarketWatch.com, Inc.                                   11,700             101
* Netegrity, Inc.                                          9,750             101
  Gorman-Rupp Co.                                          3,800             100
* Interface, Inc.                                         18,100             100
* Forrester Research, Inc.                                 5,600             100
* Mothers Work, Inc.                                       4,100             100
* Dynamics Research Corp.                                  6,200             100
* Dendreon Corp.                                          12,400             100
  Commonwealth Industries Inc.                             9,951             100
* Ventiv Health, Inc.                                     10,915             100
  First Indiana Corp.                                      5,322             100
* Avanex Corp.                                            19,984             100
* Applied Molecular Evolution, Inc.                        5,600             100
* Intraware, Inc.                                         48,148             100
* Newpark Resources, Inc.                                 20,700              99
* Enesco Group, Inc.                                       9,600              99
  Midwest Banc Holdings, Inc.                              4,450              99
* Kirkland's, Inc.                                         5,600              99
  Hanmi Financial Corp.                                    5,000              99
* Titanium Metals Corp.                                    1,880              99
* Theragenics Corp.                                       18,016              99
* Maxxam Inc.                                              5,200              99
  X-Rite Inc.                                              8,700              98
* 1-800-FLOWERS.COM, Inc.                                  8,900              98
* PRAECIS Pharmaceuticals Inc.                            15,274              98
* IXYS Corp.                                              10,513              98
* Maxygen Inc.                                             9,244              98
* VaxGen, Inc.                                            12,400              98
  SJW Corp.                                                1,100              98
* Headwaters Inc.                                          5,000              98
* Hartmarx Corp.                                          23,500              98
* Covansys Corp.                                           8,900              98
* ScanSoft, Inc.                                          18,360              98
  Stanley Furniture Co., Inc.                              3,100              98
* MRO Software Inc.                                        7,250              98
* 24/7 Real Media, Inc.                                   72,800              98
* Stamps.com Inc.                                         15,700              97
* Immersion Corp.                                         16,359              97
  Alico, Inc.                                              2,800              97
* Inverness Medical Innovations, Inc.                      4,466              97
* Robert Mondavi Corp. Class A                             2,500              97
  Superior Uniform Group, Inc.                             5,900              97
* Double Eagle Petroleum Co.                               6,450              97
* C-COR Electronics, Inc.                                  8,700              97
* Packeteer, Inc.                                          5,700              97
  Datascope Corp.                                          2,694              97
  Meridian Bioscience Inc.                                 9,248              96
* Jacuzzi Brands, Inc.                                    13,590              96
  Arctic Cat, Inc.                                         3,900              96
* Finish Line, Inc.                                        3,200              96
* Comfort Systems USA, Inc.                               17,500              96
* Steven Madden, Ltd.                                      4,700              96
  Mission West Properties Inc. REIT                        7,400              96
* The Great Atlantic & Pacific
    Tea Co., Inc.                                         11,400              96
* Coinstar, Inc.                                           5,300              96
  Bassett Furniture Industries, Inc.                       5,800              96
* Bruker BioSciences Corp.                                20,980              95
  Seacoast Banking Corp. of Florida                        5,498              95
* LCC International, Inc. Class A                         17,800              95
* webMethods, Inc.                                        10,429              95
* Alexion Pharmaceuticals, Inc.                            5,600              95
  Partners Trust Financial Group, Inc.                     2,800              95
* Galyan's Trading Co.                                     7,900              95
  Material Sciences Corp.                                  9,400              95
  Wellman, Inc.                                            9,300              95
  Winston Hotels, Inc. REIT                                9,300              95
* Garden Fresh Restaurant Corp.                            5,900              95
  News Corp. Ltd. ADR                                      3,130              95
* Transmeta Corp.                                         27,842              95
  Angelica Corp.                                           4,300              95
* DiamondCluster International, Inc.                       9,271              95
  Bedford Property Investors,
    Inc. REIT                                              3,300              94
* Presstek, Inc.                                          12,931              94
  Jefferson Bancshares, Inc.                               6,800              94
* SIGA Technologies, Inc.                                 40,900              94
* Veritas DGC Inc.                                         8,900              93
* WJ Communications, Inc.                                 18,200              93
* Navarre Corp.                                           15,300              93
* Mannatech, Inc.                                          8,550              93
* Nanogen, Inc.                                           10,300              93
  Warwick Community Bancorp, Inc.                          2,688              92
  Myers Industries, Inc.                                   7,628              92
* MemberWorks, Inc.                                        3,400              92
* Advanced Magnetics, Inc.                                 7,100              92
* VitalWorks Inc.                                         20,876              92
* MatrixOne, Inc.                                         14,978              92
* La Jolla Pharmaceutical Co.                             21,500              92
* Diversa Corp.                                            9,961              92
* Vyyo Inc.                                               10,800              92
  Viacom Inc. Class A                                      2,080              92
* Regeneration Technologies, Inc.                          8,400              92
* Xicor, Inc.                                              8,100              92
* West Marine, Inc.                                        3,300              92
* Retail Ventures, Inc.                                   19,300              92
* Neogen Corp.                                             3,700              92
* Ceres Group, Inc.                                       15,688              92
  Nash-Finch Co.                                           4,100              92
* Triton PCS, Inc.                                        16,400              92

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Savient Pharmaceuticals Inc.                            19,800              91
* Midas Inc.                                               6,383              91
* Republic First Bancorp, Inc.                             7,500              91
  AMLI Residential Properties
    Trust REIT                                             3,400              91
* Ista Pharmaceuticals Inc.                                9,790              91
* Korn/Ferry International                                 6,800              91
* Orleans Homebuilders, Inc.                               3,200              91
* Taser International Inc.                                 1,100              91
* OPNET Technologies, Inc.                                 5,500              91
* Corio, Inc.                                             33,000              90
* NS Group Inc.                                            9,300              90
* Neoforma, Inc.                                           8,470              90
  Universal Forest Products, Inc.                          2,800              90
* Maxim Pharmaceuticals, Inc.                             10,100              90
  MFA Mortgage Investments,
    Inc. REIT                                              9,200              90
* America Service Group Inc.                               2,900              90
* Gulfmark Offshore, Inc.                                  6,400              90
  Iomega Corp.                                            14,980              90
* Salem Communications Corp.                               3,300              89
* NYFIX, Inc.                                             11,250              89
  First South Bancorp, Inc.                                2,450              89
* ICU Medical, Inc.                                        2,600              89
  South Jersey Industries, Inc.                            2,200              89
* Instinet Group Inc.                                     17,300              89
* Lexicon Genetics Inc.                                   15,100              89
  Ampco-Pittsburgh Corp.                                   6,500              89
* Park-Ohio Holdings Corp.                                12,000              89
* The Wet Seal, Inc. Class A                               8,975              89
  NUI Corp.                                                5,500              89
  Century Bancorp, Inc. Class A                            2,500              89
* Artesyn Technologies, Inc.                              10,400              89
* Aksys, Ltd.                                             10,000              88
  LSB Corp.                                                5,100              88
* Virologic, Inc.                                         23,400              88
* Stratex Networks, Inc.                                  20,700              88
  Covest Bankshares, Inc.                                  3,200              88
* Casual Male Retail Group, Inc.                          12,650              88
  Paul Mueller Co.                                         2,200              88
* J. Jill Group, Inc.                                      6,900              88
* Tripath Technology Inc.                                 12,700              88
  Pulaski Financial Corp.                                  5,180              87
* Autobytel Inc.                                           9,610              87
* GSI Commerce, Inc.                                       8,927              87
* Syms Corp.                                              12,600              87
* Applica Inc.                                            11,400              87
* Cleveland-Cliffs Inc.                                    1,700              87
* SM&A Corp.                                               7,400              87
  CoBiz Inc.                                               4,700              87
* Optika Inc.                                             19,000              86
  Todd Shipyards Corp.                                     4,865              86
* Genaissance Pharmaceuticals, Inc.                       28,800              86
* Acmat Corp. Class A                                      7,000              86
* American Power Technology, Inc.                          9,972              86
* Pinnacle Airlines Corp.                                  6,200              86
* Luminex Corp.                                            9,148              86
* Nexstar Broadcasting Group, Inc.                         6,258              86
* PDI, Inc.                                                3,200              86
* Latitude Communications, Inc.                           21,800              86
* Summa Industries                                         9,700              86
* MeriStar Hospitality Corp. REIT                         13,120              85
  Chester Valley Bancorp                                   3,687              85
* SeeBeyond Technology Corp.                              19,900              85
* Digitas Inc.                                             9,159              85
* Xybernaut Corp.                                         54,300              85
  Journal Communications, Inc.                             4,600              85
* Oxigene, Inc.                                           10,548              85
* Navigant International, Inc.                             6,144              85
  Farmers Capital Bank Corp.                               2,500              85
* Oregon Steel Mills, Inc.                                14,600              85
* Universal American Financial Corp.                       8,557              85
  Park Electrochemical Corp.                               3,200              85
* SeaChange International, Inc.                            5,500              85
* Tenneco Automotive, Inc.                                12,660              85
* BioLase Technology, Inc.                                 5,100              85
* Layne Christensen Co.                                    7,200              85
* Euronet Worldwide, Inc.                                  4,700              85
  Seaboard Corp.                                             300              85
* Netopia, Inc.                                            5,800              85
* CCC Information Services Group                           5,000              85
* NIC Inc.                                                10,500              84
  Maxcor Financial Group Inc.                              6,500              84
* QuickLogic Corp.                                        16,900              84
* Pinnacle Entertainment, Inc.                             9,000              84
* Lightbridge, Inc.                                        9,200              84
* Tempur-Pedic International Inc.                          5,400              84
* Petroleum Helicopters, Inc.                              3,100              84
* Insurance Auto Auctions, Inc.                            6,400              84
* Boston Beer Co., Inc. Class A                            4,600              83
* MTR Gaming Group Inc.                                    8,100              83
* Glenayre Technologies, Inc.                             31,000              83
* FreeMarkets, Inc.                                       12,458              83
* Genesco, Inc.                                            5,500              83
  Oak Hill Financial, Inc.                                 2,700              83
* MAIR Holdings, Inc.                                     11,400              83
* Parker Drilling Co.                                     32,500              83
* The Boyds Collection, Ltd.                              19,500              83
* Capital Title Group, Inc.                               19,200              83
* Revlon, Inc. Class A                                    36,928              83
* Planar Systems, Inc.                                     3,400              83
* CYTOGEN Corp.                                            7,600              83
* Psychiatric Solutions, Inc.                              3,954              83

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Accredited Home Lenders
    Holding Co.                                            2,700              83
* Mail-Well, Inc.                                         17,900              83
* KVH Industries, Inc.                                     3,000              82
  Coastal Bancorp, Inc.                                    2,000              82
* Wild Oats Markets Inc.                                   6,355              82
* Merit Medical Systems, Inc.                              3,689              82
* ScanSource, Inc.                                         1,800              82
* Applied Innovation Inc.                                 12,200              82
  HEICO Corp.                                              4,500              82
* RadiSys Corp.                                            4,850              82
  Fidelity Bankshares, Inc.                                2,600              82
* Dura Automotive Systems, Inc.                            6,393              82
* Fisher Communications, Inc.                              1,600              82
* Datastream Systems, Inc.                                10,370              81
* Concur Technologies, Inc.                                8,400              81
* Telular Corp.                                           12,375              81
* Chalone Wine Group Ltd.                                  9,210              81
* Cell Therapeutics, Inc.                                  9,300              81
* New Focus, Inc.                                         16,100              81
* CuraGen Corp.                                           11,000              81
  UniFirst Corp.                                           3,400              81
  SpectraLink Corp.                                        4,200              81
* The First Marblehead Corp.                               3,675              80
* ITXC Corp.                                              18,600              80
* CapitalSource Inc.                                       3,700              80
* Terayon Communications
    Systems, Inc.                                         17,820              80
  CFS Bancorp, Inc.                                        5,400              80
  Dover Downs Gaming
   & Entertainment, Inc.                                   8,470              80
* Chordiant Software, Inc.                                14,700              80
* Gulf Island Fabrication, Inc.                            4,700              80
* Elizabeth Arden, Inc.                                    4,000              80
* Concerto Software Inc.                                   6,650              80
* Nuvelo, Inc.                                            22,957              80
* TippingPoint Technologies Inc.                           2,654              80
* I-STAT Corp.                                             5,200              80
  Calgon Carbon Corp.                                     12,800              79
* KNBT Bancorp Inc.                                        4,517              79
* Mechanical Technology Inc.                              14,515              79
* Interpore International                                  6,100              79
* Brightpoint, Inc.                                        4,594              79
* Wellsford Real Properties Inc.                           4,256              79
* Corixa Corp.                                            13,100              79
  BNP Residential Properties,
    Inc. REIT                                              6,800              79
* Quantum Fuel Systems
    Technologies Worldwide, Inc.                           9,800              79
  Advanced Marketing Services                              6,900              79
  Titan International, Inc.                               25,700              79
* Perry Ellis International Corp.                          3,050              79
* Frontier Airlines, Inc.                                  5,500              78
* Franklin Electronic Publishers, Inc.                    20,000              78
* Sterling Financial Corp.                                 2,288              78
  Talx Corp.                                               3,400              78
* Federal Agricultural Mortgage
    Corp. Class A                                          3,500              78
* UbiquiTel Inc.                                          29,100              78
* SCS Transportation, Inc.                                 4,451              78
* HMS Holdings Corp.                                      19,553              78
* Covenant Transport, Inc.                                 4,106              78
  West Pharmaceutical Services, Inc.                       2,300              78
  Banner Corp.                                             3,100              78
  First Federal Bancshares of
    Arkansas, Inc.                                         1,900              78
  Green Mountain Power Corp.                               3,300              78
  Alamo Group, Inc.                                        5,100              78
* Computer Horizons Corp.                                 19,800              78
  Community Banks, Inc.                                    1,979              78
  Spartan Motors, Inc.                                     7,700              78
* W.R. Grace & Co.                                        30,200              78
  Codorus Valley Bancorp, Inc.                             3,713              78
  Met-Pro Corp.                                            4,799              78
* Pegasus Solutions Inc.                                   7,400              77
  Royal Gold, Inc.                                         3,700              77
* PRG-Schultz International, Inc.                         15,800              77
* Zoltek Cos., Inc.                                       15,300              77
  Saul Centers, Inc. REIT                                  2,700              77
* Royale Energy, Inc.                                      6,303              77
* American Physicians Capital, Inc.                        4,200              77
  American Woodmark Corp.                                  1,400              77
* Immunomedics Inc.                                       16,900              77
* Dave & Busters, Inc.                                     6,077              77
* Todhunter International, Inc.                            6,700              77
  Traffix, Inc.                                           14,100              77
* Quidel Corp.                                             7,100              77
  Sanderson Farms, Inc.                                    1,900              77
  Second Bancorp, Inc.                                     2,900              77
* Universal Electronics, Inc.                              6,000              76
  Applied Industrial Technology, Inc.                      3,200              76
  Acadia Realty Trust REIT                                 6,100              76
* Z-Tel Technologies, Inc.                                37,580              76
  Sturm, Ruger & Co., Inc.                                 6,676              76
  Team Financial, Inc.                                     6,000              76
* Myriad Genetics, Inc.                                    5,900              76
* Zygo Corp.                                               4,600              76
* Central European Distribution Corp.                      2,400              76
* Metris Cos., Inc.                                       17,077              76
* Skechers U.S.A., Inc.                                    9,300              76
* Osteotech, Inc.                                          8,600              76
* The Meridian Resource Corp.                             12,700              75
* Tollgrade Communications, Inc.                           4,300              75
  California Independent Bancorp                           1,957              75

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Ciphergen Biosystems, Inc.                               6,698              75
* Wave Systems Corp.                                      45,900              75
  Anworth Mortgage Asset
    Corp. REIT                                             5,400              75
* Emisphere Technologies, Inc.                            13,700              75
  Sterling Financial Corp. (PA)                            2,700              75
  CPI Corp.                                                3,700              75
* Identix, Inc.                                           16,800              75
  Investors Title Co.                                      2,400              74
* Allied Holdings, Inc.                                   15,600              74
* LabOne, Inc.                                             2,280              74
* Art Technology Group, Inc.                              48,350              74
  D&E Communications, Inc.                                 5,057              73
* Answerthink Consulting
    Group, Inc.                                           13,200              73
  Unity Bancorp, Inc.                                      6,405              73
* Ethyl Corp.                                              3,340              73
  Curtiss-Wright Corp. Class B                             1,622              73
  Cadmus Communications                                    5,600              73
  Deb Shops, Inc.                                          3,385              73
* Price Legacy Corp. REIT                                 19,100              73
* Drugstore.com, Inc.                                     13,200              73
* Ameriserv Financial Inc.                                14,500              72
* Edgewater Technology, Inc.                              14,901              72
  LTC Properties, Inc. REIT                                4,900              72
  Urstadt Biddle Properties
    Class A REIT                                           5,100              72
* Department 56 Inc.                                       5,505              72
  Triarc Cos., Inc. Class A                                6,100              72
* Synalloy Corp.                                          10,400              72
* NASSDA Corp.                                             9,900              72
* Input/Output, Inc.                                      15,900              72
* Collins & Aikman Corp.                                  16,540              72
* Luby's, Inc.                                            19,400              72
* Foamex International, Inc.                              14,300              72
* American Residential Investment
    Trust, Inc. REIT                                      10,000              71
* DHB Industries, Inc.                                    10,200              71
* iPayment Holdings, Inc.                                  2,100              71
* Switchboard Inc.                                        10,324              71
  NYMAGIC, Inc.                                            2,600              71
  Associated Estates Realty
    Corp. REIT                                             9,700              71
* Novavax, Inc.                                           11,810              71
  Midland Co.                                              3,000              71
* Terra Industries, Inc.                                  21,400              71
* Impco Technologies Inc.                                  8,100              71
* PICO Holdings, Inc.                                      4,502              71
* On2 Technologies, Inc.                                  53,800              70
* Workflow Management, Inc.                               12,109              70
* Energy Conversion Devices, Inc.                          7,800              70
  AmeriVest Properties, Inc. REIT                          9,800              70
* Indevus Pharmaceuticals, Inc.                           11,900              70
  Maine & Maritimes Corp.                                  2,000              70
* Carrington Labs Inc.                                    16,900              70
* National Dentex Corp.                                    2,900              70
  Keithley Instruments Inc.                                3,800              70
* DutchFork Bancshares, Inc.                               1,800              69
* Raindance Communications, Inc.                          25,200              69
* Big 5 Sporting Goods Corp.                               3,300              69
* FTD, Inc.                                                2,800              69
  HopFed Bancorp, Inc.                                     4,000              69
* Net2Phone, Inc.                                         10,100              69
* Regent Communications, Inc.                             10,800              69
* Gene Logic Inc.                                         13,200              69
* Atari, Inc.                                             16,320              68
  Safety Insurance Group, Inc.                             4,000              68
* Prime Group Realty Trust REIT                           10,900              68
* PLATO Learning, Inc.                                     6,455              68
  North Valley Bancorp                                     4,450              68
* Progenics Pharmaceuticals, Inc.                          3,600              68
* Fairchild Corp.                                         13,441              68
* Radiant Systems, Inc.                                    8,050              68
  Sterling Bancorp                                         2,375              68
* Spectranetics Corp.                                     18,000              68
  FNB Corp. VA                                             2,258              67
* Hibbett Sporting Goods, Inc.                             2,250              67
  First Midwest Financial, Inc.                            3,000              67
* TranSwitch Corp.                                        29,000              67
  Cohu, Inc.                                               3,471              66
* Nuance Communications Inc.                               8,700              66
* Toreador Resources Corp.                                14,280              66
* Harris Interactive Inc.                                  8,000              66
* Portfolio Recovery Associates, Inc.                      2,500              66
  Willow Grove Bancorp, Inc.                               3,735              66
* Stifel Financial Corp.                                   3,400              66
* Optical Communication
    Products, Inc.                                        17,900              66
  Koss Corp.                                               3,200              66
* Harvard Bioscience, Inc.                                 7,411              66
  Tompkins Trustco, Inc.                                   1,430              66
  L.S. Starrett Co. Class A                                4,000              66
* Omnova Solutions Inc.                                   13,700              66
* InterCept, Inc.                                          5,800              65
* Zomax Inc.                                              13,100              65
* Total Entertainment
    Restaurant Corp.                                       5,400              65
* Phoenix Technologies Ltd.                                8,070              65
* SPSS, Inc.                                               3,644              65
* Stratus Properties Inc.                                  6,497              65
* Juno Lighting, Inc.                                      2,893              65
  Vesta Insurance Group, Inc.                             16,900              65
  United Community Financial Corp.                         5,693              65
  BCSB Bankcorp, Inc.                                      3,500              65

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
  New England Business Service, Inc.                       2,200              65
* NMS Communications Corp.                                10,400              65
  HEICO Corp. Class A                                      4,609              65
* MedCath Corp.                                            6,200              65
* Geron Corp.                                              6,500              65
* Conceptus, Inc.                                          6,100              65
  Allen Organ Co.                                          1,400              65
* O'Charley's Inc.                                         3,600              65
* IVAX Diagnostics, Inc.                                  13,300              65
* Maxwell Shoe Co. Inc.                                    3,800              64
* Jupitermedia Corp.                                      14,000              64
  Baldwin & Lyons, Inc. Class B                            2,288              64
* Verisity Ltd.                                            5,000              64
  Greater Delaware Valley
    Savings Bank                                           2,275              64
* ePresence, Inc.                                         16,900              63
* GP Strategies Corp.                                      7,900              63
* ePlus Inc.                                               5,100              63
  World Wrestling Entertainment, Inc.                      4,800              63
  Gibraltar Steel                                          2,500              63
* Applied Films Corp.                                      1,900              63
* Citadel Broadcasting Corp.                               2,800              63
* PC-Tel, Inc.                                             5,900              63
  Security Bank Corp.                                      1,986              63
* Docucorp International, Inc.                             6,161              63
  Firstfed America Bancorp, Inc.                           2,400              62
* Avigen, Inc.                                            10,600              62
* Curative Health Services, Inc.                           4,500              62
* Lifeway Foods, Inc.                                      4,600              62
* Checkers Drive-In Restaurants, Inc.                      5,950              62
* Merge Technologies, Inc.                                 3,500              62
* Pumatech, Inc.                                          15,500              62
  First Busey Corp.                                        2,281              62
* ABIOMED, Inc.                                            8,900              61
* Synaptics Inc.                                           4,100              61
* The TriZetto Group, Inc.                                 9,500              61
* Sports Resorts International, Inc.                      12,100              61
* Salix Pharmaceuticals, Ltd.                              2,700              61
* Carter's, Inc.                                           2,400              61
* Integrated Electrical Services, Inc.                     6,600              61
* BE Aerospace, Inc.                                      11,300              61
* DigitalThink, Inc.                                      21,700              61
* Pac-West Telecom, Inc.                                  31,681              61
* SITEL Corp.                                             26,100              61
  Greater Community Bancorp                                3,582              61
* CryoLife Inc.                                           10,500              61
  Tennant Co.                                              1,400              61
* COMARCO, Inc.                                            5,500              61
* SafeNet, Inc.                                            1,965              60
  Integra Bank Corp.                                       2,742              60
  Republic Bancshares, Inc.                                1,900              60
  Donegal Group Inc.                                       3,100              60
* PDF Solutions, Inc.                                      4,000              60
* Team, Inc.                                               5,800              60
  American National Bankshares Inc.                        2,248              59
  Old Second Bancorp, Inc.                                 1,200              59
* Saga Communications, Inc.                                3,200              59
  IBERIABANK Corp.                                         1,000              59
* Sharper Image Corp.                                      1,800              59
* Micro Linear Corp.                                      10,500              59
* Chattem, Inc.                                            3,277              59
* SVB Financial Services                                   3,638              58
* FSI International, Inc.                                  7,908              58
* U.S. Energy Corp.                                       19,521              58
* Medical Staffing Network
    Holdings, Inc.                                         5,300              58
* Red Robin Gourmet Burgers                                1,900              58
  Deltic Timber Corp.                                      1,900              58
* Katy Industries, Inc.                                   10,100              58
* Overstock.com, Inc.                                      2,900              58
  Haverty Furniture Cos., Inc.                             2,900              58
* Artisan Components, Inc.                                 2,800              57
* Alliance Imaging, Inc.                                  15,500              57
  Strategic Distribution, Inc.                             4,020              57
* Worldwide Restaurant
    Concepts Inc.                                         20,400              57
  Standard Motor Products, Inc.                            4,700              57
* QRS Corp.                                                7,000              57
* Nashua Corp.                                             6,686              57
* ActivCard Corp.                                          7,200              57
* The Exploration Co. of
    Delaware, Inc.                                         9,300              57
* MSC.Software Corp.                                       6,000              57
  Bank of Granite Corp.                                    2,600              57
* DOV Pharmaceutical, Inc.                                 4,200              57
* SimpleTech, Inc.                                         9,400              56
* Rainier Pacific Financial Group Inc.                     3,525              56
* Lydall, Inc.                                             5,500              56
* Witness Systems, Inc.                                    6,000              56
* Excel Technology, Inc.                                   1,700              56
  CSS Industries, Inc.                                     1,800              56
* Jos. A. Bank Clothiers, Inc.                             1,600              56
* Orchid Biosciences, Inc.                                30,000              56
* Entrust, Inc.                                           13,600              55
  Provident Bancorp, Inc.                                  1,180              55
* P.A.M. Transportation Services, Inc.                     2,600              55
  Inter Parfums, Inc.                                      2,450              55
* USANA Health Sciences, Inc.                              1,800              55
* Xanser Corp.                                            23,184              55
* Allscripts Healthcare
    Solutions, Inc.                                       10,300              55
* OneSource Information
    Services, Inc.                                         5,800              55
* Peet's Coffee & Tea Inc.                                 3,134              55

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Actuate Software Corp.                                  17,500              54
* First Consulting Group, Inc.                             9,655              54
* Axonyx Inc.                                             11,100              54
* Sipex Corp.                                              7,000              54
  German American Bancorp                                  3,080              54
* Daily Journal Corp.                                      1,700              54
* Genesee & Wyoming Inc. Class A                           1,700              54
* Benihana Inc. Class A                                    4,165              53
* S&K Famous Brands Inc.                                   3,100              53
* Highland Hospitality Corp.                               4,900              53
* Keystone Automotive
    Industries, Inc.                                       2,100              53
* Baldwin Technology Class A                              23,100              53
* Primus Knowledge Solutions, Inc.                         8,400              53
* Digi International, Inc.                                 5,500              53
* Kana Software, Inc.                                     15,655              53
* TheStreet.com, Inc.                                     12,750              53
* EPIQ Systems, Inc.                                       3,050              52
* Catalytica Energy Systems, Inc.                         14,926              52
* Willis Lease Finance Corp.                               7,100              52
  Comm Bancorp, Inc.                                       1,400              52
  Windrose Medical Properties Trust                        4,200              52
* Vitria Technology, Inc.                                  7,325              52
* Arotech Corp.                                           28,500              52
* II-VI, Inc.                                              2,000              52
* JAKKS Pacific, Inc.                                      3,894              51
* Candie's, Inc.                                          24,600              51
* LodgeNet Entertainment Corp.                             2,800              51
  U.S. Restaurant Properties,
    Inc. REIT                                              3,000              51
* Lancer Corp.                                             7,502              51
* Proxim Corp. Class A                                    30,512              51
* Lionbridge Technologies, Inc.                            5,300              51
* Hudson Highland Group, Inc.                              2,133              51
* Iridex Corp.                                             9,300              51
* WatchGuard Technologies, Inc.                            8,700              51
* Syntroleum Corp.                                        11,700              51
* Sonic Solutions, Inc.                                    3,300              50
  NASB Financial Inc.                                      1,200              50
* Weider Nutritional
    International, Inc.                                   11,300              50
* AP Pharma Inc.                                          20,400              50
* Computer Task Group, Inc.                               12,800              50
* HealthExtras, Inc.                                       3,700              50
  Oshkosh B' Gosh, Inc. Class A                            2,300              49
* EMCORE Corp.                                            10,477              49
* Nelnet, Inc.                                             2,200              49
* Nu Horizons Electronics Corp.                            5,022              49
* Aphton Corp.                                             8,200              49
* Miller Industries, Inc.                                  6,540              49
* J & J Snack Foods Corp.                                  1,300              49
* Comtech Telecommunications Corp.                         1,700              49
* Capstone Turbine Corp.                                  26,376              49
* Aether Systems, Inc.                                    10,300              49
* APAC Teleservices, Inc.                                 18,800              49
* American Independence Corp.                              4,132              49
* Tut Systems, Inc.                                        7,600              49
  Wayne Savings Bancshares, Inc.                           2,706              49
* Pinnacor Inc.                                           20,800              48
* Trover Solutions, Inc.                                   7,300              48
* Forgent Networks, Inc.                                  19,200              48
* Strategic Diagnostics Inc.                              10,200              48
* Electro Rent Corp.                                       3,600              48
* Nastech Pharmaceutical Co., Inc.                         5,000              48
* Northwest Pipe Co.                                       3,600              48
* Ampal-American Israel Corp.                             14,700              48
* Portal Software, Inc.                                    7,120              48
* PalmSource, Inc.                                         2,198              48
* Bioreliance Corp.                                        1,000              48
  State Financial Services
    Corp. Class A                                          1,800              48
* Arena Pharmaceuticals, Inc.                              7,708              48
  Steel Technologies, Inc.                                 2,700              48
* Sonic Innovations, Inc.                                  7,400              48
* Verso Technologies, Inc.                                14,900              48
* The Pantry, Inc.                                         2,100              48
  Standex International Corp.                              1,700              48
* Bally Total Fitness Holding Corp.                        6,800              48
* Air Methods Corp.                                        5,300              48
  Southern Financial Bancorp, Inc.                         1,100              47
* Del Laboratories, Inc.                                   1,890              47
* Stellent Inc.                                            4,800              47
  Tecumseh Products Co. Class B                            1,000              47
* Interpharm Holdings, Inc.                               10,000              47
* Norstan, Inc.                                           14,700              47
* First Union Real Estate REIT                            21,680              47
* Celeritek, Inc.                                          6,300              47
* Hanger Orthopedic Group, Inc.                            3,000              47
  Milacron Inc.                                           11,200              47
  Penford Corp.                                            3,400              47
* Ag Services of America, Inc.                             5,500              47
* Brookstone, Inc.                                         2,188              47
* Paragon Technologies, Inc.                               4,800              47
  LaSalle Hotel Properties REIT                            2,500              46
* Omega Protein Corp.                                      6,000              46
  Courier Corp.                                            1,200              46
  United Mobile Homes, Inc. REIT                           2,700              46
* Rainbow Rentals, Inc.                                    6,100              46
  Sunrise Telecom Inc.                                    13,100              46
* Compass Minerals International                           3,200              46
  PrivateBancorp, Inc.                                     1,000              46
  Troy Financial Corp.                                     1,300              46
* Griffin Land & Nurseries, Inc.                           3,200              45
* Abaxis, Inc.                                             2,500              45

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
  EMC Insurance Group, Inc.                                2,142              45
* NPTest Holding Corp.                                     4,100              45
* Neurogen Corp.                                           5,380              45
* Neoware Systems, Inc.                                    3,300              45
  Virco Manufacturing Corp.                                7,115              45
  Bank of the Ozarks, Inc.                                 2,000              45
* Rochester Medical Corp.                                  4,800              45
* Lazare Kaplan International, Inc.                        6,400              44
  Computer Programs and
    Systems, Inc.                                          2,200              44
* Cavalier Homes, Inc.                                    14,840              44
* Applix, Inc.                                            12,500              44
  American Equity Investment
    Life Holding Co.                                       4,400              44
* Discovery Laboratories, Inc.                             4,176              44
  TSR, Inc.                                                5,687              44
* Digital Generation Systems                              19,500              44
* Quovadx, Inc.                                            8,862              43
* Midway Games Inc.                                       11,174              43
  National Health Realty Inc. REIT                         2,200              43
* RF Monolithics, Inc.                                     4,400              43
  Lawson Products, Inc.                                    1,300              43
* Spherix Inc.                                             6,900              43
* A.M. Castle & Co.                                        5,900              43
* Cellstar Corp.                                           3,400              43
* Hollis-Eden Pharmaceuticals, Inc.                        3,900              43
* Pharmacyclics, Inc.                                      5,800              43
* Blue Coat Systems, Inc.                                  1,919              43
* EnPro Industries, Inc.                                   3,068              43
* Monolithic System Technology, Inc.                       5,000              43
  Ziegler Cos., Inc.                                       3,000              43
* LKQ Corp.                                                2,380              43
  SWS Group, Inc.                                          2,400              43
* Captaris Inc.                                            7,600              43
* Capital Pacific Holdings, Inc.                          11,100              43
* Embrex, Inc.                                             3,100              43
* Carriage Services, Inc.                                 11,500              43
* MTI Technology Corp.                                    18,000              42
* National Beverage Corp.                                  2,600              42
  Dover Motorsports, Inc.                                 12,100              42
  Financial Institutions, Inc.                             1,500              42
  Capitol Bancorp Ltd.                                     1,490              42
* Allied Healthcare International Inc.                     6,774              42
* On Assignment, Inc.                                      8,100              42
* Magnatek, Inc.                                           6,400              42
* Hector Communications Corp.                              3,000              42
* Steinway Musical Instruments Inc.                        1,700              42
* Caliper Technologies Corp.                               6,380              42
* Kforce Inc.                                              4,489              42
* Raytech Corp.                                           12,600              42
* Centillium Communications, Inc.                          7,420              42
  ISCO, Inc.                                               4,500              42
* Interlink Electronics Inc.                               5,900              41
* Herley Industries Inc.                                   2,000              41
* Lipid Sciences, Inc.                                    11,577              41
* Sanchez Computer Associates, Inc.                        9,862              41
  Peapack Gladstone Financial Corp.                        1,320              41
* Curon Medical Inc.                                      13,000              41
* Curis, Inc.                                              9,070              41
* Compex Technologies Inc.                                 4,880              41
* LECG Corp.                                               1,769              40
* RTI International Metals, Inc.                           2,400              40
* OSI Systems Inc.                                         2,100              40
* Crossroads Systems, Inc.                                14,500              40
* Cardima, Inc.                                           40,700              40
  Capital Bank Corp.                                       2,600              40
* First Potomac REIT                                       2,136              40
* I.D. Systems, Inc.                                       5,800              40
* Technology Solutions Co.                                31,750              40
* Neose Technologies, Inc.                                 4,300              40
* Torch Offshore, Inc.                                     7,500              40
* Digital Theater Systems Inc.                             1,600              40
* Novoste Corp.                                            8,200              39
* Trident Microsystems, Inc.                               2,250              39
* Zhone Technologies                                       7,887              39
  E-Z-EM, Inc.                                             3,000              39
* Bottomline Technologies, Inc.                            4,300              39
* Centra Software, Inc.                                    9,788              39
* Millennium Cell Inc.                                    16,588              39
  Nature's Sunshine Inc.                                   4,567              39
* Paradyne Networks, Inc.                                 11,200              39
  Skyline Corp.                                            1,100              38
  Foothill Independent Bancorp                             1,621              38
* Res-Care, Inc.                                           4,700              38
* The Smith & Wollensky
    Restaurant Group, Inc.                                 6,000              38
  Peoples Bancorp, Inc.                                    1,287              38
  Track Data Corp.                                        27,100              38
* Abraxas Petroleum Corp.                                 30,800              38
  Ameriana Bancorp                                         2,600              38
  Pennrock Financial Services Corp.                        1,210              38
* Bioject Medical Technologies Inc.                       12,500              37
  Click Commerce, Inc.                                     7,320              37
  PMA Capital Corp. Class A                                7,300              37
* MedSource Technologies, Inc.                             8,300              37
* Lifecore Biomedical Inc.                                 6,200              37
* Columbia Laboratories Inc.                               5,900              37
  Rocky Mountain Chocolate
    Factory, Inc.                                          2,957              37
* Semitool, Inc.                                           3,459              37
* SigmaTel Inc.                                            1,500              37
  S.Y. Bancorp, Inc.                                       1,800              37
  CityBank Lynnwood WA                                     1,136              37
* Global Power Equipment Group Inc.                        5,500              37

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Synagro Technologies Inc.                               16,700              37
* Horizon Offshore, Inc.                                   8,300              37
  NN, Inc.                                                 2,900              37
* NMT Medical, Inc.                                        8,100              36
* Cardinal Financial Corp.                                 4,400              36
* Provide Commerce Inc.                                    2,400              36
* Medialink Worldwide, Inc.                               11,300              36
* Century Aluminum Co.                                     1,900              36
  Great Lakes, Inc. REIT                                   2,300              36
  Young Innovations, Inc.                                  1,000              36
* Alloy, Inc.                                              6,900              36
* Danielson Holdings Corp.                                12,320              36
* Aclara Biosciences, Inc.                                 9,820              36
  Kaman Corp. Class A                                      2,800              36
* Five Star Quality Care, Inc.                             8,086              36
* Selectica, Inc.                                          8,300              36
  First Keystone Financial, Inc.                           1,301              36
* Third Wave Technologies                                  7,800              35
* Trump Hotels & Casino Resorts, Inc.                     16,400              35
* Durect Corp.                                            13,700              35
* Alcide Corp.                                             2,400              35
* Luminent Mortgage Capital, Inc.                          2,500              35
* VIA NET.WORKS, Inc.                                     20,572              35
* ITLA Capital Corp.                                         700              35
* Quality Distribution Inc.                                1,791              35
  CCBT Financial Cos. Inc.                                 1,000              35
  Landmark Bancorp Inc.                                    1,284              35
* Insmed Inc.                                             11,750              35
* Huttig Building Products, Inc.                          11,622              35
* ViroPharma Inc.                                         12,500              35
* SBA Communications Corp.                                 9,100              34
* Sangamo BioSciences, Inc.                                6,200              34
* Big Dog Holdings, Inc.                                   9,200              34
* Citizens, Inc.                                           3,638              34
  Penn Engineering &
    Manufacturing Corp.                                    1,800              34
* Aerosonic Corp.                                          3,900              34
  Oneida Ltd.                                              5,800              34
* NaPro BioTherapeutics, Inc.                             17,300              34
* Webco Industries, Inc.                                   8,300              34
* Correctional Services Corp.                             12,597              34
* Berkshire Hathaway Inc. Class B                             12              34
* OpenTV Corp.                                            10,070              34
  Psychemedics Corp.                                       3,600              34
  Humphrey Hospitality Trust,
    Inc. REIT                                              7,300              34
  Webster City Federal Bancorp                             2,400              34
  Integral Systems, Inc.                                   1,560              34
  Maritrans Inc.                                           2,000              33
* Bombay Co.                                               4,100              33
* ParkerVision, Inc.                                       3,400              33
* Sirva Inc.                                               1,700              33
* SCM Microsystems, Inc.                                   4,300              33
* Intrado Inc.                                             1,500              33
  Lithia Motors, Inc.                                      1,300              33
  Schawk, Inc.                                             2,400              33
  Intermet Corp.                                           6,000              33
* Martha Stewart Living Omnimedia, Inc.                    3,300              33
* Clarus Corp.                                             4,500              32
  Robbins & Myers, Inc.                                    1,700              32
* Ceva, Inc.                                               3,100              32
  North Pittsburgh Systems, Inc.                           1,700              32
* Aetrium, Inc.                                           10,300              32
* Blue Rhino Corp.                                         2,300              32
* Marimba, Inc.                                            5,807              32
* Pegasus Communications Corp.                             1,130              32
  First Oak Brook Bancshares, Inc.                         1,050              32
  Tech/Ops Sevcon, Inc.                                    5,700              31
  Independence Holding Co.                                 1,300              31
* BroadVision, Inc.                                        7,299              31
* Management Network Group Inc.                            9,400              31
  Arden Group Inc. Class A                                   400              31
* Extended Systems Inc.                                    7,100              31
  Citizens 1st Bancorp, Inc.                               1,348              31
* Infinity, Inc.                                           7,800              31
  Franklin Financial Corp.                                 1,000              31
* Sequenom, Inc.                                           9,620              31
  Union Bankshares Corp.                                   1,000              31
* Bentley Pharmaceuticals, Inc.                            2,300              30
* Charlotte Russe Holding Inc.                             2,200              30
* Reading International Inc. Class A                       5,100              30
* Plumtree Software, Inc.                                  6,400              30
* Monro Muffler Brake, Inc.                                1,500              30
  Pope & Talbot, Inc.                                      1,700              30
* Targeted Genetics Corp.                                 13,400              29
* Network Engines, Inc.                                    6,700              29
* Wyndham International, Inc. Class A                     43,326              29
* Zapata Corp.                                               500              29
* TransPro Inc.                                            6,900              29
* Argonaut Technologies Inc.                              16,400              29
  Anchor Glass Container Corp.                             1,800              29
* Interstate Hotels & Resorts, Inc.                        5,382              29
* SRI/Surgical Express, Inc.                               4,600              29
* Braun Consulting, Inc.                                   9,700              29
* Genome Therapeutics Corp.                                9,090              28
  Stepan Co.                                               1,100              28
* Alderwoods Group, Inc.                                   2,982              28
  Royal Bancshares of Pennsylvania, Inc.                   1,100              28
  SS&C Technologies, Inc.                                  1,000              28
* Carmike Cinemas, Inc.                                      800              28
* National Healthcare Corp.                                1,400              28

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
  Gabelli Asset Management Inc.                              700              28
* Main Street & Main, Inc.                                 9,900              28
* Three-Five Systems, Inc.                                 5,300              28
* Roxio, Inc.                                              5,796              28
  Rock of Ages Corp.                                       4,800              28
* EPIX Medical, Inc.                                       1,700              28
* Hypercom Corp.                                           5,800              28
* Active Power, Inc.                                       9,446              27
* TRC Cos., Inc.                                           1,300              27
  Republic Bancorp, Inc. Class A                           1,400              27
  Camden National Corp.                                      900              27
* Versant Corp.                                           17,500              27
  CT Communications, Inc.                                  2,000              27
* Encore Capital Group, Inc.                               1,818              27
* Numerex Corp.                                            7,100              27
* Avici Systems Inc.                                       3,390              27
* Intelidata Technologies Corp.                           16,244              27
  Pennfed Financial Services, Inc.                           800              27
* Cortex Pharmaceuticals, Inc.                            10,300              27
* Ramtron International Corp.                             10,160              27
* SFBC International, Inc.                                 1,000              27
* Falcon Financial Investment
    Trust REIT                                             2,700              26
* Mossimo, Inc.                                            6,100              26
* Horizon Organic Holding Corp.                            1,100              26
* Electroglas, Inc.                                        7,200              26
* Interland, Inc.                                          4,020              26
* Optical Cable Corp.                                      3,687              26
* Hycor Biomedical Inc.                                    6,700              26
* Computer Network
    Technology Corp.                                       2,700              26
  Yardville National Bancorp                               1,000              26
* Commercial Capital Bancorp, Inc.                         1,200              26
* Superior Consultant Holdings Corp.                       6,200              26
* Vical, Inc.                                              5,200              26
* Niku Corp.                                               2,980              25
* Digimarc Corp.                                           1,900              25
* Pfsweb Inc.                                             15,764              25
* Conrad Industries, Inc.                                  8,400              25
  HF Financial Corp.                                       1,540              25
* BTU International, Inc.                                  7,100              25
* Bluegreen Corp.                                          4,000              25
* SteelCloud Inc.                                          5,800              25
* ONYX Software Corp.                                      6,329              25
* InterVideo Inc.                                          2,100              25
* Docent, Inc.                                             5,360              25
* Darling International, Inc.                              8,900              25
* Stratasys, Inc.                                            900              25
* Rubio's Restaurants, Inc.                                4,100              25
  Ennis Business Forms, Inc.                               1,600              24
* Titan Pharmaceuticals, Inc.                              8,400              24
* Century Casinos, Inc.                                    7,400              24
* SAVVIS Communications Corp.                             16,280              24
* RCN Corp.                                               30,300              24
* Equinix, Inc.                                              858              24
* Digital Impact, Inc.                                     8,400              24
* Boston Communications Group, Inc.                        2,600              24
* Buca, Inc.                                               3,500              24
  Energy West Inc.                                         4,000              24
  Boykin Lodging Co. REIT                                  2,600              24
* Kosan Biosciences, Inc.                                  2,400              24
* Versar Inc.                                              7,000              23
  Bay View Capital Corp.                                  10,900              23
* NaviSite, Inc.                                           3,542              23
* Hall, Kinion & Associates, Inc.                          4,600              23
* Concord Camera Corp.                                     2,500              23
* ARIAD Pharmaceuticals, Inc.                              3,100              23
* McLeod USA Inc.                                         15,534              23
* Supertex, Inc.                                           1,200              23
* Applied Imaging Corp.                                   15,100              23
* Molina Healthcare Inc.                                     900              23
* MacroChem Corp.                                         27,000              23
* CompuCom Systems, Inc.                                   4,300              23
* Option Care, Inc.                                        2,100              22
* Sun Bancorp, Inc. (NJ)                                     840              22
* Eden Bioscience Corp.                                   15,494              22
  TriCo Bancshares                                           700              22
  Distributed Energy Systems Corp.                         7,700              22
  ILX Resorts Inc.                                         3,100              22
* Prime Energy Corp.                                       1,500              22
* Analysts International Corp.                             6,500              22
* Interactive Intelligence Inc.                            4,200              22
  Belmont Bancorp                                          3,900              22
* SPEEDUS Corp.                                           15,700              22
* Proxymed Pharmacy, Inc.                                  1,246              22
* Global Payment Tech Inc.                                 6,500              22
* Foster Wheeler Ltd.                                     20,900              22
* Peregrine Pharmaceuticals, Inc.                          9,700              21
* Nutrition 21 Inc.                                       26,700              21
* Party City Corp.                                         1,674              21
  CompX International Inc.                                 3,300              21
* Metro One Telecommunications, Inc.                       8,100              21
* Universal Technical Institute Inc.                         700              21
* Goodrich Petroleum Corp.                                 4,000              21
  First State Bancorporation                                 600              21
* Redhook Ale Brewery, Inc.                                8,000              21
* Biopure Corp.                                            8,700              21
* Somera Communications, Inc.                             12,900              21
* Aware, Inc.                                              7,000              20
  Sound Federal Bancorp Inc.                               1,300              20
* Rewards Network Inc.                                     1,900              20
* Exact Sciences Corp.                                     2,000              20
* WorldGate Communications, Inc.                          18,700              20

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
  Building Materials Holding Corp.                         1,300              20
* MetaSolv, Inc.                                           8,300              20
  Cascade Corp.                                              900              20
* Able Laboratories, Inc.                                  1,100              20
* Perficient, Inc.                                         8,800              20
* Internet Capital Group, Inc.                            57,000              20
* Kendle International Inc.                                3,100              20
* Vastera, Inc.                                            4,900              20
* Central Freight Lines, Inc.                              1,100              20
* MarineMax, Inc.                                          1,000              19
* Cavco Industries, Inc.                                     805              19
* ebix.com Inc.                                            1,575              19
* 3D Systems Corp.                                         1,900              19
* Powell Industries, Inc.                                  1,000              19
* Rita Medical Systems, Inc.                               4,300              19
* AuthentiDate Holding Corp.                               1,600              19
* AXT, Inc.                                                6,100              19
* Inforte Corp.                                            2,284              19
* Beta Oil & Gas, Inc.                                     9,600              19
* Aastrom Biosciences, Inc.                               14,400              19
* August Technology Corp.                                  1,000              18
* Orphan Medical, Inc.                                     1,800              18
* Protection One, Inc.                                    51,200              18
* Wilshire Enterprises, Inc.                               3,000              18
* Cypress Bioscience, Inc.                                 1,200              18
  Berkshire Hills Bancorp, Inc.                              500              18
* Paxson Communications Corp.                              4,700              18
* Cosine Communications, Inc.                              2,446              18
  United Industrial Corp.                                  1,000              18
* Transgenomic, Inc.                                       9,000              18
* Cardiac Science, Inc.                                    4,497              18
  Mainsource Financial Group, Inc.                           579              18
* IDT Corp.                                                  800              18
* Covista Communications, Inc.                             6,700              18
  Raven Industries, Inc.                                     600              18
* Visual Networks, Inc.                                    7,900              18
* Badger Paper Mills, Inc.                                 3,200              18
* Rofin-Sinar Technologies Inc.                              500              17
* Midwest Air Group Inc.                                   4,100              17
* NeoRx Corp.                                              4,100              17
* CyberSource Corp.                                        3,300              17
* Harken Energy Corp.                                     14,490              17
* ADE Corp.                                                  900              17
  Westfield Financial, Inc.                                  700              17
* LMI Aerospace, Inc.                                      8,300              17
* Lantronix, Inc.                                         14,000              16
  Lowrance Electronics, Inc.                                 800              16
* Airnet Communications Corp.                             19,180              16
* Pacific Premier Bancorp, Inc.                            1,460              16
* Cerus Corp.                                              3,564              16
* V.I. Technologies, Inc.                                 14,700              16
* Matritech Inc.                                           8,500              16
* Acclaim Entertainment Inc.                              24,691              16
  BEI Technologies, Inc.                                     800              16
* Astec Industries, Inc.                                   1,300              16
  Stephan Co.                                              3,700              16
* Copper Mountain Networks, Inc.                           1,450              16
* Continucare Corp.                                       11,200              16
* Tier Technologies, Inc.                                  1,900              16
* RMH Teleservices, Inc.                                   3,000              15
* MIM Corp.                                                2,200              15
* Perceptron, Inc.                                         2,000              15
* All American Semiconductor, Inc.                         3,400              15
  D&K Healthcare Resources, Inc.                           1,100              15
  Friedman's, Inc. Class A                                 2,200              15
* BSQUARE Corp.                                           10,300              15
* eMerge Interactive, Inc.                                10,099              15
* Texas Capital Bancshares, Inc.                           1,000              14
  Eastern Virginia Bankshares, Inc.                          500              14
* BioSphere Medical Inc.                                   3,600              14
* Myogen, Inc.                                             1,000              14
* Rainmaker Systems, Inc.                                 10,200              14
* International Assets Holding Corp.                       2,395              14
* Greg Manning Auctions, Inc.                              1,200              14
* Large Scale Biology Corp.                                7,600              14
* Novatel Wireless, Inc.                                   2,327              14
* American Superconductor Corp.                            1,000              14
* Paradigm Genetics, Inc.                                  9,400              14
* Graphic Packaging Corp.                                  3,400              14
* Stratos International Inc                                2,034              14
* SureBeam Corp.                                          63,503              14
* Critical Path, Inc.                                     10,225              14
  Healthcare Services Group, Inc.                            700              14
* Neurobiological Technologies, Inc.                       2,300              13
* American Access Technologies Inc.                       10,000              13
* Register.com, Inc.                                       2,541              13
  Klamath First Bancorp                                      500              13
* Creative Host Services, Inc.                             5,500              13
* Dynacq Healthcare, Inc                                   1,700              13
* Alteon, Inc.                                             8,300              13
* InsWeb Corp.                                             2,808              13
* Mayor's Jeweler's, Inc.                                 17,400              13
* Beacon Power Corp.                                      11,800              13
* Zonagen, Inc.                                            6,900              13
  State Bancorp, Inc.                                        525              13
* Bradley Pharmaceuticals, Inc.                              500              13
* NetManage, Inc.                                          2,378              13
* Onvia.com, Inc.                                          2,700              13
* PriceSmart, Inc.                                         2,000              13
* U.S. Energy Systems, Inc.                               10,900              12
* WHX Corp.                                                4,565              12
* GMX Resources Inc.                                       3,000              12
* The Allied Defense Group, Inc.                             500              12
* Larscom Inc.                                             2,715              12

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* Blue Martini Software, Inc.                              2,433              12
* Encore Medical Corp.                                     1,461              12
* Medis Technology Ltd.                                    1,100              12
* Hi-Tech Pharmacal Co., Inc.                                500              12
* Bell Industries, Inc.                                    4,500              12
* Clean Harbors Inc.                                       1,300              12
* Mestek, Inc.                                               600              12
* Gallery of History, Inc.                                 2,700              11
* Array BioPharma Inc.                                     1,985              11
* Brillian Corp.                                           1,325              11
* Lynx Therapeutics, Inc.                                  1,756              11
* Trailer Bridge, Inc.                                     2,000              11
  Nara Bancorp, Inc.                                         400              11
* Impreso, Inc.                                            5,300              11
* COMFORCE Corp.                                          20,213              11
  Lakeland Financial Corp.                                   300              11
* IGI, Inc.                                                6,710              11
* Redback Networks Inc.                                   45,600              11
* Chicago Pizza & Brewery, Inc.                              700              10
  Saucony Inc.                                               600              10
* eXegenics Inc.                                          11,400              10
* America Online Latin America, Inc.                       7,200              10
* IntraBiotics Pharmaceuticals, Inc.                         633              10
* Synovis Life Technologies, Inc.                            500              10
  Woodhead Industries, Inc.                                  600              10
* Bush Industries, Inc.                                    2,400              10
* United National Group Ltd. Class A                         560              10
* Pharmos Corp.                                            2,800              10
  Citizens South Banking Corp.                               700              10
  Quixote Corp.                                              400              10
* DigitalNet Holdings, Inc.                                  500              10
* SpectRx, Inc.                                            4,874              10
* Community West Bancshares                                1,100              10
* Aradigm Corp.                                            5,600               9
* Saba Software, Inc.                                      2,714               9
* Cytrx Corp.                                              5,000               9
  FirstBank Corp.                                            296               9
* Fresh Choice, Inc.                                       5,100               9
* Fargo Electronics                                          700               9
* Callidus Software Inc.                                     500               9
  Camco Financial Corp.                                      500               9
  Lufkin Industries                                          300               9
* DT Industries, Inc.                                      7,000               9
* Applied Digital Solutions, Inc.                         18,300               9
* The Greenbrier Cos., Inc.                                  500               8
* I-many, Inc.                                             8,200               8
* ACE, Inc.                                                3,252               8
* Quinton Cardiology Systems, Inc.                         1,000               8
* SL Industries, Inc.                                      1,000               8
* Click2learn, Inc.                                        3,800               8
* SatCon Technology Corp.                                  3,807               8
* Scheid Vineyards, Inc. Class A                           1,500               8
* Pharmion Corp.                                             500               8
* Anthony & Sylvan Pools Corp.                             1,882               8
* Viewpoint Corp.                                          9,997               7
* Commerce One, Inc.                                       5,788               7
* LightPath Technologies, Inc. Class A                     2,625               7
* Gadzooks, Inc.                                           4,700               7
* Smart & Final Inc.                                         700               7
  EnergySouth, Inc.                                          200               7
* Evergreen Solar, Inc.                                    4,100               7
* Whitehall Jewellers, Inc.                                  700               7
* Factory 2-U Stores Inc.                                  5,000               7
* Andrea Radio Corp.                                      16,700               7
* The Princeton Review, Inc.                                 700               7
* eLoyalty Corp.                                           1,835               7
* Axeda Systems Inc.                                       4,700               6
* Omtool, Ltd.                                               857               6
* ImageWare Systems, Inc.                                  2,100               6
* Digital Lightwave, Inc.                                  7,700               6
* Laserscope                                                 400               6
* Insightful Corp.                                         3,000               6
* Radiologix Inc.                                          1,800               6
* Datalink Corp.                                           1,605               6
* Epimmune Inc.                                            3,300               6
* Allied Motion Technologies, Inc.                         1,500               6
* HealthAxis, Inc.                                         1,960               6
* Peco II, Inc.                                            5,204               6
* Storage Computer Corp.                                  16,000               6
* EarthShell Corp.                                         3,198               6
  Hickory Tech Corp.                                         500               6
* Franklin Bank Corp.                                        300               6
* NetSolve, Inc.                                             700               6
* Drew Industries, Inc.                                      200               6
* Network Equipment Technologies, Inc.                       500               6
* SportsLine.com, Inc.                                     4,300               5
* The A Consulting Team, Inc.                              6,000               5
* GoAmerica, Inc.                                         14,500               5
* DSL.Net, Inc.                                            8,700               5
* Apropos Technology, Inc.                                 1,500               5
* Merisel, Inc.                                              880               5
  Net Perceptions, Inc.                                   12,800               5
  Sypris Solutions, Inc.                                     300               5
* BayCorp Holdings, Ltd.                                     382               5
* ACT Teleconferencing, Inc.                               4,600               5
* Bankrate, Inc.                                             400               5
* Hungarian Telephone and Cable Corp.                        500               5
* TechTeam Global, Inc.                                      700               5
* The Immune Response Corp.                                3,200               5
  Dynabazaar, Inc.                                        14,640               5
* iPass Inc.                                                 300               5
  BancTrust Financial Group, Inc.                            300               5

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
BALANCED INDEX FUND                                       SHARES           (000)
--------------------------------------------------------------------------------
* ICT Group, Inc.                                            400               5
* Mobility Electronics, Inc.                                 500               4
* Exactech, Inc.                                             300               4
  Coastal Financial Corp.                                    242               4
* Chronimed Inc.                                             500               4
* Artisoft, Inc.                                           1,550               4
  Burnham Pacific Properties,
    Inc. REIT                                             19,000               4
* Ezenia!, Inc.                                           16,700               4
* Seabulk International, Inc.                                500               4
  United Financial Corp.                                     150               4
* ICO, Inc.                                                2,900               4
* Interep National Radio Sales, Inc.                       2,700               4
* Perini Corp.                                               400               4
  Knape & Vogt Manufacturing Co.                             300               4
* Immtech International, Inc.                                300               3
* Northfield Laboratories, Inc.                              500               3
  Calavo Growers, Inc.                                       300               3
* Precision Optics Corp., Inc.                             1,550               3
* Media 100 Inc.                                           6,149               3
* Provo International Inc.                                 9,600               3
* Universal Access Global
    Holdings Inc.                                            972               3
* REX Stores Corp.                                           200               3
* Prime Medical Services, Inc.                               600               3
  Liquid Audio, Inc.                                       9,700               3
* Constar International Inc.                                 500               3
* Serrento Networks Corp.                                    910               3
  Pittsburgh & West Virginia
    Railroad REIT                                            300               3
* MedAmicus, Inc.                                            200               3
  Aceto Corp.                                                100               3
* Channell Commercial Corp.                                  600               3
* Microtek Medical Holdings, Inc.                            500               3
* Hanover Direct, Inc.                                    12,400               2
* Versata, Inc.                                            1,500               2
  Habersham Bancorp                                          100               2
  TIB Financial Corp.                                        100               2
  Flexsteel Industry                                         100               2
* Exponent, Inc.                                             100               2
  Abigail Adams National
    Bancorp., Inc.                                           110               2
* eGain Communications Corp.                               1,010               2
* M-WAVE, Inc.                                             3,800               2
* GraphOn Corp.                                           10,000               2
* Visual Data Corp.                                          921               2
* Emerson Radio Corp.                                        500               2
* Verticalnet, Inc.                                        1,430               2
* Pemstar Inc.                                               500               2
* Alanco Technologies, Inc.                                1,986               2
* Optical Cable Corp. Warrants
    Exp. 10/24/2007                                          729               2
* VCampus Corp.                                            1,060               2
* BMC Industries, Inc.                                    29,237               1
* SciQuest, Inc.                                             400               1
* Hoenig Group, Inc.
    Rights Exp. 9/1/2006                                   6,100               1
* Convera Corp.                                              400               1
* Corautus Genetics Inc.                                     300               1
* Lanvision Systems, Inc.                                    400               1
* Suburban Lodges of America, Inc.                         2,700               1
* Horizon Group Properties, Inc. REIT                        270               1
* PharmaNetics, Inc.                                         600               1
* EasyLink Services Corp.                                    742               1
* Navidec, Inc.                                              956               1
* Ampex Corp. Class A                                      1,535               1
* Fedders Corp-Rights                                     16,090               1
* Network-1 Security Solutions, Inc.                       4,400               1
* Cogent Communications Group, Inc.                          647               1
* U.S. Concrete, Inc.                                        112               1
* Valentis, Inc.                                             246               1
* Major Automotive Cos., Inc.                                800               1
* Astea International, Inc.                                  200               1
* Geerlings & Wade Inc.                                    1,200               1
* Magnum Hunter Resources Inc.
    Warrants Exp. 3/21/2005                                1,080               1
* A.D.A.M., Inc.                                             300               1
* Amtech Systems, Inc.                                       100               1
* NexPrise, Inc.                                             366            --
* Cone Mills Corp.                                        18,400            --
* Physiometrix, Inc.                                         200            --
* The Penn Traffic Co.                                     7,762            --
* Accessity Corp.                                            600            --
* Segue Software, Inc.                                       100            --
* Championship Auto Racing
    Teams, Inc.                                            2,300            --
  First M&F Corp.                                              5            --
* Internet Pictures Corp.                                     54            --
* Headway Corporate
    Resources, Inc.                                       17,800            --
* FiberNet Telecom Group, Inc.                                40            --
* Loudeye Corp.                                               12            --
* Pinnacle Warrants
    Exp. 11/13/2007                                           30            --
* ProcureNet, Inc.                                         6,800            --
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $2,965,073)                                                   3,467,201
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (25.9%)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (8.1%)
Private Export Funding Corp.
  (U.S. Government Guaranteed)
  7.20%, 1/15/2010                                         6,900           8,107
U.S. Treasury Bonds
  10.00%, 5/15/2010                                        1,300           1,447
  11.25%, 2/15/2015                                        1,125           1,801
  9.25%, 2/15/2016                                           900           1,292
  7.50%, 11/15/2016                                       16,050          20,444
  8.75%, 5/15/2017                                         5,025           7,045
  8.875%, 8/15/2017                                        4,750           6,731
  9.125%, 5/15/2018                                        9,800          14,221
  8.125%, 8/15/2019                                        1,905           2,574
  8.50%, 2/15/2020                                         1,555           2,172
  8.75%, 5/15/2020                                         5,025           7,177
  7.875%, 2/15/2021                                        7,800          10,381
  8.125%, 8/15/2021                                        7,675          10,466
  8.00%, 11/15/2021                                        1,370           1,851
  7.25%, 8/15/2022                                           375             473
  7.625%, 11/15/2022                                      29,275          38,359
  7.50%, 11/15/2024                                          300             392
  6.75%, 8/15/2026                                         6,860           8,308
  6.625%, 2/15/2027                                        5,245           6,269
  6.375%, 8/15/2027                                        1,415           1,644
  5.25%, 11/15/2028                                       10,640          10,725
U.S. TREASURY NOTES
  1.625%, 3/31/2005                                        9,100           9,133
  1.25%, 5/31/2005                                         9,425           9,400
  2.00%, 8/31/2005                                        18,025          18,141
  1.625%, 9/30/2005                                       57,225          57,198
  1.875%, 11/30/2005                                      27,025          27,076
  1.875%, 12/31/2005                                       5,000           5,003
  6.875%, 5/15/2006                                          110             122
  6.50%, 10/15/2006                                       15,750          17,549
  6.625%, 5/15/2007                                       22,475          25,442
  6.125%, 8/15/2007                                       23,150          25,917
  5.625%, 5/15/2008                                        3,345           3,707
  3.125%, 9/15/2008                                        5,325           5,323
  4.75%, 11/15/2008                                        7,225           7,738
  3.375%, 12/15/2008                                       4,100           4,128
  6.00%, 8/15/2009                                        34,535          39,138
  6.50%, 2/15/2010                                         5,125           5,958
  5.75%, 8/15/2010                                         1,775           1,991
  5.00%, 8/15/2011                                           800             857
  4.875%, 2/15/2012                                       37,745          39,992
  4.375%, 8/15/2012                                        3,150           3,214
                                                                        --------
                                                                         468,906
                                                                        --------
AGENCY BONDS AND NOTES (4.1%)
Aid-Israel
  5.50%, 9/18/2023                                           500             505
  5.50%, 12/4/2023                                           375             374
Federal Home Loan Bank+
  4.125%, 1/14/2005                                        7,500           7,710
  4.625%, 4/15/2005                                          600             623
  3.25%, 8/15/2005                                         5,500           5,627
  5.125%, 3/6/2006                                        11,000          11,679
  6.50%, 8/15/2007                                         3,500           3,918
  5.865%, 9/2/2008                                         1,300           1,431
  7.625%, 5/14/2010                                        8,800          10,564
  5.75%, 5/15/2012                                         8,675           9,438
  4.50%, 9/16/2013                                         1,300           1,281
Federal Home Loan Mortgage Corp.+
  6.875%, 1/15/2005                                        1,700           1,796
  7.00%, 7/15/2005                                         3,225           3,482
  5.50%, 7/15/2006                                         5,850           6,292
  4.875%, 3/15/2007                                       15,000          15,950
  5.75%, 4/15/2008                                         6,500           7,128
  5.75%, 3/15/2009                                        14,000          15,344
  6.625%, 9/15/2009                                        4,650           5,312
  7.00%, 3/15/2010                                         4,000           4,657
  6.875%, 9/15/2010                                        3,125           3,628
  5.50%, 9/15/2011                                         1,800           1,930
  5.75%, 1/15/2012                                         9,925          10,797
  5.125%, 7/15/2012                                          900             939
  4.50%, 1/15/2013                                           750             746
  6.75%, 3/15/2031                                         1,250           1,445
Federal National Mortgage Assn.+
  7.00%, 7/15/2005                                        22,000          23,752
  5.50%, 2/15/2006                                        11,125          11,883
  6.00%, 5/15/2008                                         3,500           3,873
  6.40%, 5/14/2009                                         5,700           5,798
  7.25%, 1/15/2010                                         6,720           7,915
  6.625%, 11/15/2010                                       1,650           1,891
  6.25%, 2/1/2011                                          1,425           1,572
  6.00%, 5/15/2011                                         4,800           5,316
  5.375%, 11/15/2011                                       1,925           2,044
  6.125%, 3/15/2012                                       18,450          20,516
  4.625%, 5/1/2013                                           700             682
  5.125%, 1/2/2014                                           975             975
  7.125%, 1/15/2030                                        1,800           2,168
  7.25%, 5/15/2030                                         5,200           6,356
  6.625%, 11/15/2030                                       1,850           2,105
Tennessee Valley Auth.+
  7.125%, 5/1/2030                                         4,000           4,821
  5.375%, 11/13/2008                                       2,400           2,591
                                                                       ---------
                                                                         236,854
                                                                       ---------
MORTGAGE-BACKED SECURITIES (13.7%)(2)
Federal Home Loan Mortgage Corp.Y
    (4)  4.00%, 7/1/2008-9/1/2018                         14,472          14,263
    (4)  4.50%, 1/1/2008-9/1/2033                         49,860          49,655
    (4)  5.00%, 12/1/2007-12/1/2033                       82,724          82,733

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
    (4)  5.50%, 4/1/2007-11/1/2033                        63,629          64,974
    (4)  6.00%, 5/1/2005-9/1/2033                         61,801          64,283
    (4)  6.50%, 4/1/2004-8/1/2032                         28,044          29,544
    (4)  7.00%, 7/1/2004-6/1/2032                         14,148          15,017
    (4)  7.50%, 1/1/2007-1/1/2032                          3,408           3,661
    (4)  8.00%, 12/1/2007-10/1/2031                        2,830           3,065
    (4)  8.50%, 11/1/2007-5/1/2030                           369             401
    (4)  9.00%, 1/1/2005-4/1/2030                            467             508
    (4)  9.50%, 4/1/2016-4/1/2025                             95             103
    (4)  10.00%, 3/1/2017-4/1/2025                            36              40
Federal National Mortgage Assn.+
    (4) 4.00%, 8/1/2010-9/1/2018                           8,681           8,515
    (4) 4.50%, 5/1/2018-10/1/2033                         31,847          31,562
    (4) 5.00%, 9/1/2009-1/1/2034                          66,838          67,000
    (4) 5.50%, 11/1/2008-12/1/2033                       105,241         107,213
    (4) 6.00%, 10/1/2008-6/1/2033                         52,117          54,138
    (4) 6.50%, 8/1/2008-11/1/2032                         50,939          53,458
    (4) 7.00%, 10/1/2007-8/1/2032                         15,987          16,955
    (4) 7.50%, 8/1/2007-8/1/2032                           7,578           8,111
    (4) 8.00%, 10/25/2003-1/1/2031                         1,349           1,465
    (4) 8.50%, 10/1/2004-9/1/2030                            647             703
    (4) 9.00%, 7/1/2007-8/1/2026                             112             122
    (4) 9.50%, 4/1/2005-2/1/2025                              51              56
    (4) 10.00%, 1/1/2020-8/1/2021                              7               8
    (4) 10.50%, 8/1/2020                                       5               5
Government National Mortgage Assn.
    (4)  4.50%, 8/15/2018- 9/15/2033                       3,234           3,152
    (4)  5.00%, 3/1/2018-10/15/2033                       15,218          15,157
    (4)  5.50%, 6/15/2018-11/15/2033                      25,452          25,935
    (4)  6.00%, 3/15/2009-5/15/2033                       22,693          23,682
    (4)  6.50%, 9/15/2008-11/15/2032                      20,418          21,595
    (4)  7.00%, 5/15/2008-8/15/2032                       13,317          14,212
    (4)  7.50%, 5/15/2008-3/15/2032                        5,272           5,674
    (4)  8.00%, 9/15/2009-3/15/2032                        2,766           3,012
    (4)  8.50%, 3/15/2017-7/15/2030                          631             689
    (4)  9.00%, 6/15/2016-2/15/2030                          436             479
    (4)  9.50%, 9/15/2018-8/15/2030                          125             140
    (4)  10.00%, 10/15/2017-12/15/2020                        26              27
    (4)  10.50%, 9/15/2019                                     4               5
    (4)  11.00%, 7/15/2013-12/15/2015                          7               7
                                                                      ----------
                                                                         791,324
                                                                      ----------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,463,848)         1,497,084
--------------------------------------------------------------------------------
CORPORATE BONDS (12.3%)
--------------------------------------------------------------------------------
ASSET-BACKED/COMMERCIAL
MORTGAGE-BACKED SECURITIES (2.4%)(2)
Bank of America Mortgage Securities
    (4)  4.654%, 6/25/2032                                   192             195
Bear Stearns Commercial Mortgage
  Securities Inc.
    (4)  5.61%, 8/15/2011                                  4,000           4,239
California Infrastructure & Econ. Dev.
  Bank Special Purpose Trust PG&E-1
    (4)  6.42%, 9/25/2008                                  9,571          10,174
California Infrastructure & Econ.
  Dev. Bank Special Purpose
  Trust SDG&E-1
    (4)  6.31%, 9/25/2008                                  4,547           4,835
Capital One Auto Finance Trust
    (4)  4.88%, 9/15/2008                                    625             650
Carco Auto Loan Master Trust
    (4)(6) 1.185%, 1/15/2004                               9,000           9,025
Centex Home Equity
    (4)  4.64%, 8/25/2026                                    625             633

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
Chase Credit Card Master Trust
    (4)(6) 1.22%, 2/15/2007                                6,000           6,005
    (4)(6) 1.18%, 3/17/2008                                5,000           5,002
CIT RV Trust
    (4) 5.96%, 4/15/2011                                      66              66
Citigroup Mortgage Loan Trust
    (4) 4.185%, 9/25/2033                                  4,144           4,157
Commercial Mortgage
  Lease-Backed Certificate
    (4)(5) 6.746%, 6/20/2031                                 732             800
Countrywide Home Loans
    (4)   4.508%, 9/19/2032                                  361             366
    (4)   4.18%, 5/25/2033                                 3,173           3,171
Discover Card Master Trust I
    (4)(6)1.442%, 2/16/2007                                1,000           1,001
    (4)(6)1.25%, 4/16/2007                                 6,000           6,005
    (4)(6)1.30%, 9/18/2007                                 8,000           8,012
    (4)(6)1.30%, 11/15/2007                                2,000           2,003
First Union National Bank Commercial
  Mortgage Securities
    (4) 6.223%, 12/12/2033                                   350             386
First USA Credit Card Master Trust
    (4)(6)  1.29%, 9/10/2006                              11,000          10,999
    (4)(6)  1.218%, 4/17/2007                              2,000           2,001
Ford Credit Auto Owner Trust
    (4) 3.62%, 1/15/2006                                     860             867
Harley-Davidson Motorcycle Trust
    (4) 4.50%, 1/15/2010                                   1,000           1,036
Honda Auto Receivables Owner Trust
    (4)   2.19%, 9/15/2006                                 1,600           1,611
    (4)   4.22%, 4/15/2007                                 1,100           1,132
MBNA Master Credit Card Trust
    (4)(6) 1.24%, 1/15/2004                               16,000          16,014
    (4) 4.95%, 6/15/2009                                   1,700           1,798
Mach One CDO, Ltd.
    (4)(5) 6.70%, 5/29/2030                                  786             786
Nissan Auto Receivables
  Owner Trust
    (4) 4.28%, 10/16/2006                                  3,500           3,615
PP&L Transition Bond Co. LLC
    (4) 6.96%, 12/26/2007                                  5,000           5,391
PSE&G Transition Funding LLC
    (4) 6.89%, 12/15/2017                                  2,000           2,317
PECO Energy Transition Trust
    (4) 5.80%, 3/1/2007                                    4,221           4,342
Residential Asset Securities Corp.
    (4) 4.988%, 2/25/2027                                  2,293           2,327
Sears Credit Account Master Trust
    (4) 6.05%, 1/15/2008                                      42              42
Target Credit Card Master Trust
    (4)(6) 1.229%, 7/15/2008                               7,000           7,004
Toyota Auto Receivables Owner Trust
    (4)   2.65%, 11/15/2006                                1,650           1,666
    (4)   4.00%, 7/15/2008                                   700             721
Washington Mutual Mortgage
  Pass-Through Certificates
    (4)   5.435%, 2/25/2032                                  324             329
    (4)   5.548%, 4/25/2032                                  436             442
    (4)   5.55%, 4/26/2032                                   192             196
WFS Financial Owner Trust
    (4) 4.50%, 2/20/2010                                   1,300           1,346
World Omni Auto Receivable Trust
    (4)   2.58%, 9/15/2009                                 3,000           3,016
    (4)   3.79%, 11/21/2005                                  570             574
                                                                     -----------
                                                                         136,297
                                                                     -----------
FINANCE (4.0%)
  BANKING (2.1%)
  ABN AMRO Bank NV
   7.125%, 6/18/2007                                       2,500           2,821
  Abbey National PLC
   7.95%, 10/26/20                                         1,275           1,587
  African Development Bank
   3.25%, 8/1/2008                                           600             596
  Asian Development Bank
   4.875%, 2/5/2007                                        2,400           2,559
  BB&T Corp.
   4.75%, 10/1/2012                                          300             300
  BBVA-Bancomer Capital Trust I
  (5) 10.50%, 2/16/2011                                      725             817
  Bank of America Corp.
   3.25%, 8/15/2008                                        1,000             986
   4.75%, 8/15/2013                                        1,000             983
   5.125%, 11/15/2014                                        500             502
   5.25%, 12/1/2015                                          200             198
  Bank of New York
   3.75%, 2/15/2008                                        1,050           1,070
  Bank One Corp.
   7.625%, 8/1/2005                                        2,500           2,722
   4.125%, 9/1/2007                                        1,700           1,758
   6.00%, 2/17/2009                                        1,000           1,100
   7.875%, 8/1/2010                                          375             448
  Bank One Corp. (IL)
   5.50%, 3/26/2007                                          500             540
  Bayerische Landesbank
   2.875%, 10/15/2008                                        500             488
  Branch Bank & Trust
   5.20%, 12/23/2015                                         475             473
  The Chase Manhattan Corp.
   7.125%, 2/1/2007                                          750             835
  Citicorp
   7.625%, 5/1/2005                                          700             752
  Citicorp Capital II
   8.015%, 2/15/2027                                       1,050           1,200

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
  Citicorp Lease Pass-Through Trust
  (4)(5)7.22%, 6/15/2005                                     390             418
  (5)   8.04%, 12/15/2019                                  1,700           1,994
  Citigroup, Inc.
  4.125%, 6/30/2005                                        2,325           2,404
  6.75%, 12/1/2005                                         2,250           2,443
  4.875%, 5/7/2015                                           200             195
  6.625%, 6/15/2032                                        1,050           1,146
  6.00%, 10/31/2033                                          300             300
  CoreStates Capital Corp.
  (5) 8.00%, 12/15/2026                                    2,000           2,274
  Credit Suisse First Boston USA Inc.
  5.75%, 4/15/2007                                           475             511
  6.50%, 1/15/2012                                         1,600           1,772
  7.125%, 7/15/2032                                          500             569
  Deutsche Ausgleichbank
  7.00%, 6/23/2005                                         1,000           1,076
  Deutsche Bank Financial LLC
  5.375%, 3/2/2015                                           550             558
  Donaldson Lufkin & Jenrette, Inc.
  8.00%, 3/1/2005                                          2,500           2,673
  European Investment Bank
  4.00%, 3/15/2005                                         4,400           4,541
  4.875%, 9/6/2006                                           600             637
  7.125%, 9/18/2006                                          200             224
  4.625%, 3/1/2007                                         1,850           1,959
  Fifth Third Bank
  3.375%, 8/15/2008                                        1,200           1,197
  Fleet Boston Financial Corp.
  4.875%, 12/1/2006                                        1,225           1,297
  Fleet Capital Trust II
  7.92%, 12/11/2026                                          500             550
  Fleet Financial Group, Inc.
  7.125%, 4/15/2006                                          500             544
  Golden West Financial
  4.125%, 8/15/2007 950 979
  HSBC Holdings PLC
  7.50%, 7/15/2009                                           500             586
  5.25%, 12/12/2012                                        1,250           1,281
  Inter-American Development Bank
  5.375%, 1/18/2006                                        1,600           1,707
  6.375%, 10/22/2007                                         608             681
  3.375%, 3/17/2008                                          800             808
  5.625%, 4/16/2009                                        3,000           3,300
  8.50%, 3/15/2011                                           175             220
  7.00%, 6/15/2025                                           250             294
  International Bank for Reconstruction & Development
  5.00%, 3/28/2006                                         2,200           2,337
  4.375%, 9/28/2006                                          700             734
  4.125%, 8/12/2009                                        3,750           3,866
  International Finance Corp.
  3.00%, 4/15/2008                                           700             699
  Keycorp
  4.625%, 5/16/2005                                          500             517
  Korea Development Bank
  6.75%, 12/1/2005                                         1,190           1,263
  5.75%, 9/10/2013                                           500             524
  Landwirtschaft Rentenbank
  3.375%, 11/15/2007                                       1,200           1,211
  3.25%, 6/16/2008                                           300             299
  3.875%, 9/4/2008                                         1,000           1,018
  Marshall & Ilsley Bank
  4.125%, 9/4/2007                                         1,475           1,528
  Mellon Capital II
  7.995%, 1/15/2027                                        1,250           1,399
  Mercantile Bancorp
  7.30%, 6/15/2007                                         1,000           1,142
  J.P. Morgan Chase & Co.
  5.625%, 8/15/2006                                        1,000           1,074
  5.25%, 5/30/2007                                         3,450           3,699
  3.625%, 5/1/2008                                           775             777
  4.50%, 11/15/2010                                          400             402
  5.25%, 5/1/2015                                            450             451
  NB Capital Trust IV
  8.25%, 4/15/2027                                         1,000           1,164
  National City Bank of Indiana
  4.875%, 7/20/2007                                          900             950
  National City Corp.
  3.20%, 4/1/2008                                          1,500           1,489
  NationsBank Corp.
  7.50%, 9/15/2006                                         6,000           6,746
  Nordic Investment Bank
  3.125%, 4/24/2008                                          400             400
  North Fork Bancorp
  5.875%, 8/15/2012                                          600             639
  Oesterreich Kontrollbank
  5.50%, 1/20/2006                                           500             533
  5.125%, 3/20/2007                                          625             673
  PNC Funding Corp.
  5.75%, 8/1/2006                                          1,000           1,075
  5.25%, 11/15/2015                                          250             248
  Regions Financial Corp.
  7.00%, 3/1/2011                                          1,250           1,427
  Republic New York Corp.
  7.75%, 5/15/2009                                           300             348
  Royal Bank of Scotland Group PLC
  5.00%, 11/12/2013                                          250             249
  7.648%, 9/30/2031                                        1,525           1,797
  Santander Central Hispano SA
  7.625%, 9/14/2010                                          400             474

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
  Sanwa Bank Ltd.
  8.35%, 7/15/2009                                           250             292
  7.40%, 6/15/2011                                           525             585
  Sumitomo Mitsui Banking Corp.
  8.00%, 6/15/2012                                           225             268
  SunTrust Banks, Inc.
  5.05%, 7/1/2007                                          1,500           1,604
  6.375%, 4/1/2011                                           500             557
  Swiss Bank Corp.
  7.00%, 10/15/2015                                          750             882
  Synovus Financial Corp.
  7.25%, 12/15/2005                                        1,500           1,645
  UFJ Finance Aruba AEC
  6.75%, 7/15/2013                                           350             374
  US Bank NA
  2.85%, 11/15/2006                                          200             201
  6.50%, 2/1/2008                                          1,500           1,668
  UnionBanCal Corp.
  5.25%, 12/16/2013                                          150             152
  Union Planters Corp.
  7.75%, 3/1/2011                                          1,000           1,176
  Wachovia Corp.
  4.95%, 11/1/2006                                         1,750           1,855
  Washington Mutual Bank
  6.875%, 6/15/2011                                        2,050           2,333
  Wells Fargo & Co.
  5.25%, 12/1/2007                                         3,800           4,080
  4.95%, 10/16/2013                                          300             298
  Zions Bancorp
  6.00%, 9/15/2015                                           200             212

  BROKERAGE (0.6%)
  Bear Stearns & Co., Inc.
  6.625%, 1/15/2004                                          300             300
  5.70%, 1/15/2007                                         1,700           1,841
  7.80%, 8/15/2007                                           800             921
  4.00%, 1/31/2008                                           225             229
  5.70%, 11/15/2014                                          450             468
  4.65%, 7/2/2018                                            500             451
  Goldman Sachs Group Inc.
  7.625%, 8/17/2005                                          600             653
  4.125%, 1/15/2008                                          550             563
  6.875%, 1/15/2011                                          500             566
  5.70%, 9/1/2012                                          2,500           2,615
  5.50%, 11/15/2014                                        1,950           1,989
  6.125%, 2/15/2033                                          500             502
  Lehman Brothers Holdings Inc.
  7.75%, 1/15/2005                                         3,500           3,733
  6.625%, 2/5/2006                                           590             640
  6.625%, 2/15/2008                                          500             557
  4.375%, 11/30/2010                                         100              98
  6.625%, 1/18/2012                                          600             672
  Merrill Lynch & Co., Inc.
  5.36%, 2/1/2007                                            150             160
  4.00%, 11/15/2007                                        3,550           3,628
  6.00%, 2/17/2009                                           650             710
  5.30%, 9/30/2015                                           275             276
  Morgan Stanley Dean Witter Discover & Co.
  6.10%, 4/15/2006                                         1,750           1,890
  6.875%, 3/1/2007                                           750             836
  5.80%, 4/1/2007                                          1,875           2,034
  3.625%, 4/1/2008                                         1,000             998
  6.75%, 4/15/2011                                           500             562
  6.60%, 4/1/2012                                          1,000           1,111
  7.25%, 4/1/2032                                            475             551
  Salomon Smith Barney Holdings Inc.
  5.875%, 3/15/2006                                        3,000           3,218
  Waddell & Reed Financial
  7.50%, 1/18/2006                                           550             596

  FINANCE COMPANIES (0.8%)
  American Express Co.
  3.75%, 11/20/2007                                        1,225           1,245
  American Express Credit Corp.
  3.00%, 5/16/2008                                         1,000             978
  American General Finance Corp.
  5.75%, 3/15/2007                                         1,000           1,080
  5.375%, 10/1/2012                                        1,000           1,029
  CIT Group Inc.
  4.125%, 2/21/2006                                          550             567
  2.875%, 9/29/2006                                          750             748
  7.375%, 4/2/2007                                           800             902
  4.00%, 5/8/2008                                            400             404
  4.75%, 12/15/2010                                          550             553
  7.75%, 4/2/2012                                            300             354
  Capital One Bank
  6.875%, 2/1/2006                                           850             916
  4.875%, 5/15/2008                                          500             518
  4.25%, 12/1/2008                                           375             375
  Countrywide Home Loan
  5.50%, 2/1/2007                                          2,500           2,677
  3.25%, 5/21/2008                                         1,000             983
  General Electric Capital Corp.
  5.35%, 3/30/2006                                         2,000           2,129
  2.75%, 9/25/2006                                         1,200           1,202
  5.375%, 3/15/2007                                        2,600           2,790
  3.50%, 5/1/2008                                          1,250           1,249
  4.625%, 9/15/2009                                        1,500           1,552
  4.25%, 12/1/2010                                           575             571
  6.125%, 2/22/2011                                        1,000           1,095
  5.00%, 2/1/2013                                          1,250           1,262
  6.75%, 3/15/2032                                         2,950           3,265

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
  Household Finance Corp.
  5.75%, 1/30/2007                                         2,325           2,505
  7.65%, 5/15/2007                                           350             399
  6.40%, 6/17/2008                                         2,575           2,860
  4.125%, 12/15/2008                                         100             100
  6.375%, 10/15/2011                                         750             825
  7.625%, 5/17/2032                                          400             479
  7.35%, 11/27/2032                                          900           1,046
  International Lease Finance Corp.
  5.625%, 6/1/2007                                         1,325           1,423
  4.50%, 5/1/2008                                            750             774
  MBNA America Bank NA
  (5) 7.75%, 9/15/2005                                       575             625
    5.375%, 1/15/2008                                      1,000           1,073
  MBNA Corp.
  5.00%, 6/15/2015                                           200             191
  SLM Corp.
  3.625%, 3/17/2008                                        2,500           2,494
  5.625%, 8/1/2033                                           700             665
  USA Education Inc.
  5.625%, 4/10/2007                                          625             674
  Washington Mutual Finance Corp.
  6.25%, 5/15/2006                                           700             760
  Wells Fargo Financial, Inc.
  4.875%, 6/12/2007                                        2,500           2,655

  INSURANCE (0.4%)
  ACE Ltd.
  6.00%, 4/1/2007                                          1,200           1,295
  AEGON NV
  4.75%, 6/1/2013                                            775             760
  Allstate Corp.
  5.375%, 12/1/2006                                        1,000           1,072
  7.20%, 12/1/2009                                         1,425           1,650
  6.125%, 12/15/2032                                         250             254
  American General Capital II
  8.50%, 7/1/2030                                          1,300           1,680
  American International Group Inc.
  (5) 2.875%, 5/15/2008                                      275             268
  Aon Capital Trust
  8.205%, 1/1/2027                                           200             220
  AXA SA
  8.60%, 12/15/2030                                        1,125           1,418
  Berkshire Hathaway Inc.
  (5)   3.375%, 10/15/2008                                   250             249
  (5)   4.20%, 12/15/2010                                    400             398
  (5)   4.625%, 10/15/2013                                   175             172
  Commerce Group Inc.
  5.95%, 12/9/2013                                           175             177
  Fund American Cos. Inc.
  5.875%, 5/15/2013                                          150             150
  GE Global Insurance Holdings Corp.
  7.00%, 2/15/2026                                           175             189
  7.75%, 6/15/2030                                           300             351
  John Hancock Global Funding II
  (5) 5.625%, 6/27/2006                                      775             830
  Hartford Life Inc.
  7.375%, 3/1/2031                                           400             468
  Jackson National Life Insurance Co.
  (5) 6.125%, 5/30/2012                                      625             661
  Lincoln National Corp.
  6.20%, 12/15/2011                                          750             813
  Marsh & McLennan Cos. Inc.
  6.25%, 3/15/2012                                           525             571
  Metlife Inc.
  5.25%, 12/1/2006                                         1,150           1,227
  Monumental Global Funding II
  (5) 6.05%, 1/19/2006                                     1,075           1,152
  Nationwide Life Global Funding
  (5) 5.35%, 2/15/2007                                     1,200           1,278
  Principal Life Global Funding I
  (5) 6.125%, 3/1/2006                                       625             673
  Protective Life
  3.70%, 11/24/2008                                          650             646
  Reinsurance Group of America
  6.75%, 12/15/2011                                          750             814
  St. Paul Cos. Inc.
  5.75%, 3/15/2007                                           200             215
  Travelers Property Casualty Corp.
  3.75%, 3/15/2008                                           275             276
  7.75%, 4/15/2026                                           450             527
  6.375%, 3/15/2033                                          250             260
  UnumProvident Corp.
  7.625%, 3/1/2011                                           300             332
  6.75%, 12/15/2028                                           75              71

  REAL ESTATE INVESTMENT TRUSTS (0.1%)
  Boston Properties Inc.
  6.25%, 1/15/2013                                           250             268
  5.625%, 4/15/2015                                          275             277
  EOP Operating LP
  8.375%, 3/15/2006                                          500             561
  6.75%, 2/15/2008                                           325             359
  7.00%, 7/15/2011                                           250             282
  7.875%, 7/15/2031                                          200             232
  Equity Residential Properties Trust
  6.625%, 3/15/2012                                        1,000           1,105
  HRPT Properties Trust
  6.50%, 1/15/2013                                           450             481
  Health Care Property Investment Inc.
  6.45%, 6/25/2012                                           800             865
  Health Care REIT
  6.00%, 11/15/2013                                          500             508

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
  ProLogis
  5.50%, 3/1/2013                                            175             178
  Regency Centers LP
  6.75%, 1/15/2012                                           450             496
  Rouse Co.
  5.375%, 11/26/2013                                         200             199
  Shurgard Storage Centers, Inc.
  7.75%, 2/22/2011                                           750             857
  Simon Debartolo Group LP
  7.375%, 6/15/2018                                          600             685
  Simon Property Group LP
  6.375%, 11/15/2007                                         725             786
                                                                     -----------
                                                                         231,823
                                                                     -----------
INDUSTRIAL (5.1%)
  Basic Industry (0.3%)
  Alcan Inc.
  4.50%, 5/15/2013                                           575             552
  5.20%, 1/15/2014                                           500             505
  6.125%, 12/15/2033                                         150             149
  Alcoa Inc.
  4.25%, 8/15/2007                                         2,400           2,493
  BHP Finance USA Ltd.
  6.75%, 11/1/2013                                         1,000           1,154
  Celulosa Arauco Constitucion SA
  8.625%, 8/15/2010                                          250             298
  5.125%, 7/9/2013                                           500             486
  Domtar Inc.
  7.875%, 10/15/2011                                         650             758
  Dow Chemical Co.
  7.375%, 11/1/2029                                        1,000           1,119
  Eastman Chemical Co.
  3.25%, 6/15/2008                                           200             192
  7.00%, 4/15/2012                                           650             714
  ICI Wilmington
  4.375%, 12/1/2008                                          375             373
  5.625%, 12/1/2013                                          350             352
  Inco Ltd.
  5.70%, 10/15/2015                                          250             253
  International Paper Co.
  3.80%, 4/1/2008                                            200             200
  4.25%, 1/15/2009                                           375             376
  6.75%, 9/1/2011                                            100             111
  5.85%, 10/30/2012                                          575             598
  5.50%, 1/15/2014                                           275             276
  5.30%, 4/1/2015                                            200             195
  Placer Dome Inc.
  (5) 6.45%, 10/15/2035                                      250             254
  Potash Corp. of Saskatchewan
  7.75%, 5/31/2011                                         1,000           1,168
  Praxair, Inc.
  6.90%, 11/1/2006                                           350             388
  3.95%, 6/1/2013                                            750             699
  Rio Tinto Finance USA Ltd.
  2.625%, 9/30/2008                                        1,000             958
  Rohm & Haas Co.
  7.85%, 7/15/2029                                           200             245
  WMC Finance USA
  5.125%, 5/15/2013                                        1,000             984
  Westvaco Corp.
  8.20%, 1/15/2030                                           500             581
  Weyerhaeuser Co.
  5.50%, 3/15/2005                                         1,900           1,975
  6.75%, 3/15/2012                                         1,000           1,090

CAPITAL GOODS (0.6%)
  Boeing Capital Corp.
  5.75%, 2/15/2007                                         2,000           2,154
  6.50%, 2/15/2012                                           600             658
  Boeing Co.
  8.75%, 8/15/2021                                           500             640
  6.625%, 2/15/2038                                          900             940
  Bombardier Capital Corp.
  (5) 6.125%, 6/29/2006                                      675             716
  Brascan Corp.
  7.125%, 6/15/2012                                          500             556
  British Aerospace
  (4)(5)7.156%, 12/15/2011                                   464             504
  CRH America Inc.
  6.95%, 3/15/2012                                           450             508
  6.40%, 10/15/2033                                          200             204
  Caterpillar Financial Services Corp.
  5.95%, 5/1/2006                                            500             539
  Caterpillar, Inc.
  6.55%, 5/1/2011                                          1,000           1,130
  7.375%, 3/1/2097                                           750             873
  John Deere Capital Corp.
  7.00%, 3/15/2012                                         1,250           1,441
  Deere & Co.
  6.95%, 4/25/2014                                           900           1,042
  8.50%, 1/9/2022                                            100             128
  Emerson Electric Co.
  4.625%, 10/15/2012                                       1,000             993
  General Dynamics
  2.125%, 5/15/2006                                          250             249
  3.00%, 5/15/2008                                           250             245
  4.25%, 5/15/2013                                           150             144
  Goodrich Corp.
  6.45%, 12/15/2007                                          500             544
  Hanson PLC
  5.25%, 3/15/2013                                         1,000             999
  Honeywell International Inc.
  5.125%, 11/1/2006                                          500             533
  7.50%, 3/1/2010                                            500             587

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
  Hutchison Whampoa International Ltd.
  (5) 5.45%, 11/24/2010                                      450             455
  (5) 6.25%, 1/24/2014                                       700             706
  (5) 7.45%, 11/24/2033                                      575             588
  Lockheed Martin Corp.
  7.70%, 6/15/2008                                         1,300           1,517
  8.50%, 12/1/2029                                           500             651
  Masco Corp.
  6.75%, 3/15/2006                                         1,500           1,633
  Raytheon Co.
  8.30%, 3/1/2010                                            250             297
  5.50%, 11/15/2012                                          375             379
  5.375%, 4/1/2013                                           950             949
  7.20%, 8/15/2027                                           550             595
  Republic Services Inc.
  6.75%, 8/15/2011                                           775             865
  TRW. Inc.
  7.75%, 6/1/2029                                          1,200           1,427
  Textron Inc.
  6.50%, 6/1/2012                                            700             763
  USA Waste Services Inc.
  7.00%, 7/15/2028                                         1,075           1,146
  United Technologies Corp.
  4.875%, 11/1/2006                                        1,800           1,909
  8.875%, 11/15/2019                                         575             758
  Waste Management, Inc.
  7.375%, 8/1/2010                                           150             173
  7.75%, 5/15/2032                                           125             146

  COMMUNICATION (1.2%)
  AT&T Broadband Corp.
  9.455%, 11/15/2022                                       1,108           1,493
  AT&T Corp.
  8.05%, 11/15/2011                                        2,350           2,686
  8.75%, 11/15/2031                                          300             349
  AT&T Wireless Services Inc.
  8.125%, 5/1/2012                                           250             290
  8.75%, 3/1/2031                                          1,925           2,364
  BellSouth Capital Funding
  7.875%, 2/15/2030                                        1,350           1,634
  BellSouth Corp.
  5.00%, 10/15/2006                                          600             636
  6.375%, 6/1/2028                                           500             518
  British Sky Broadcasting
  7.30%, 10/15/2006                                          150             167
  6.875%, 2/23/2009                                          150             168
  8.20%, 7/15/2009                                           400             476
  British Telecommunications PLC
  7.875%, 12/15/2005                                       2,750           3,027
  8.875%, 12/15/2030                                         600             784
  CenturyTel Inc.
  7.875%, 8/15/2012                                          450             534
  Cingular Wireless
  7.125%, 12/15/2031                                         500             545
  Citizens Communications
  9.25%, 5/15/2011                                           500             590
  Clear Channel Communications Inc.
  7.65%, 9/15/2010                                         1,500           1,753
  Comcast Cable Communications Inc.
  6.375%, 1/30/2006                                          750             807
  8.375%, 5/1/2007                                         1,000           1,159
  8.875%, 5/1/2017                                           850           1,086
  Comcast Corp.
  5.30%, 1/15/2014                                           450             447
  6.50%, 1/15/2015                                           600             650
  7.05%, 3/15/2033                                           400             431
  Cox Communications, Inc.
  7.75%, 11/1/2010                                           425             497
  5.50%, 10/1/2015                                           400             401
  Cox Enterprises
  (5) 7.875%, 9/15/2010                                      500             582
  Deutsche Telekom Financial
  3.875%, 7/22/2008                                          150             150
  8.50%, 6/15/2010                                         1,025           1,239
  5.25%, 7/22/2013                                           700             703
  8.75%, 6/15/2030                                         1,400           1,778
  France Telecom
  8.45%, 3/1/2006                                          2,000           2,224
  9.75%, 3/1/2031                                            825           1,087
  GTE Corp.
  6.94%, 4/15/2028                                           325             341
  GTE North Inc.
  5.65%, 11/15/2008                                          200             215
  GTE South Inc.
  6.125%, 6/15/2007                                        2,500           2,726
  Grupo Televisa SA
  8.625%, 8/8/2005                                           800             877
  Intelsat Ltd.
  (5) 5.25%, 11/1/2008                                       450             464
  (5) 6.50%, 11/1/2013                                       450             470
  Koninklijke KPN NV
  8.00%, 10/1/2010                                         1,525           1,819
  Lenfest Communications, Inc.
  8.375%, 11/1/2005                                          950           1,049
  New England Telephone & Telegraph Co.
  6.875%, 10/1/2023                                          200             206
  7.875%, 11/15/2029                                         750             896
  News America Holdings Inc.
  9.25%, 2/1/2013                                          1,500           1,933
  7.75%, 1/20/2024                                           200             233
  8.15%, 10/17/2036                                          385             472

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
  SBC Communications Inc.
  5.75%, 5/2/2006                                            800             853
  6.25%, 3/15/2011                                           750             820
  5.875%, 8/15/2012                                          250             266
  Southwestern Bell Telephone Co.
  6.625%, 7/15/2007                                        1,000           1,115
  Sprint Capital Corp.
  7.90%, 3/15/2005                                         1,000           1,065
  7.625%, 1/30/2011                                          500             570
  8.75%, 3/15/2032                                         2,550           3,013
  Telecom Italia Capital
  (5) 4.00%, 11/15/2008                                      775             781
  (5) 5.25%, 11/15/2013                                      850             851
  (5) 6.375%, 11/15/2033                                     225             225
  Telecomunicaciones de Puerto Rico
  6.65%, 5/15/2006                                           300             326
  6.80%, 5/15/2009                                           400             443
  Telefonica Europe BV
  7.35%, 9/15/2005                                         1,000           1,088
  8.25%, 9/15/2030                                           250             317
  Telefonos de Mexico SA
  8.25%, 1/26/2006                                           700             772
  (5) 4.50%, 11/19/2008                                      200             201
  Thomson Corp.
  5.75%, 2/1/2008                                            800             857
  Time Warner Entertainment
  8.375%, 3/15/2023                                        1,500           1,843
  USA Interactive
  7.00%, 1/15/2013                                           850             937
  US Cellular
  6.70%, 12/15/2033                                          350             349
  Univision Communications Inc.
  2.875%, 10/15/2006                                         225             225
  3.50%, 10/15/2007                                          300             300
  Verizon Global Funding Corp.
  7.375%, 9/1/2012                                           750             864
  Verizon New Jersey Inc.
  5.875%, 1/17/2012                                        1,975           2,088
  Verizon New York Inc.
  6.875%, 4/1/2012                                         1,200           1,320
  Verizon Wireless Inc.
  5.375%, 12/15/2006                                         475             507
  Vodafone AirTouch PLC
  7.625%, 2/15/2005                                        2,700           2,878
  7.75%, 2/15/2010                                           550             651
  Consumer Cyclical (1.2%)
  AOL Time Warner Inc.
  5.625%, 5/1/2005                                           775             811
  6.15%, 5/1/2007                                          1,375           1,499
  6.75%, 4/15/2011                                           650             726
  7.625%, 4/15/2031                                          600             690
  7.70%, 5/1/2032                                            350             406
  Auburn Hills Trust
  12.375%, 5/1/2020                                          175             248
  Cendant Corp.
  6.875%, 8/15/2006                                          855             936
  6.25%, 1/15/2008                                           425             463
  7.375%, 1/15/2013                                          425             487
  7.125%, 3/15/2015                                          200             227
  Costco Wholesale Corp.
  5.50%, 3/15/2007                                           700             754
  DaimlerChrysler North America Holding Corp.
  7.40%, 1/20/2005                                         1,000           1,055
  7.25%, 1/18/2006                                           525             570
  7.375%, 9/15/2006                                          500             553
  4.75%, 1/15/2008                                           500             512
  4.05%, 6/4/2008                                          1,000             992
  8.00%, 6/15/2010                                         1,000           1,146
  7.75%, 1/18/2011                                           250             285
  7.26%, 1/15/2012                                         1,175           1,312
  6.50%, 11/15/2013                                          750             788
  Dayton Hudson Corp.
  6.75%, 1/1/2028                                          1,000           1,088
  6.65%, 8/1/2028                                            500             538
  Delphi Corp.
  6.55%, 6/15/2006                                           200             214
  6.50%, 8/15/2013                                           375             392
  Walt Disney Co.
  5.375%, 6/1/2007                                         2,000           2,125
  7.00%, 3/1/2032                                            500             561
  Federated Department Stores, Inc.
  6.90%, 4/1/2029                                            300             324
  Ford Capital BV
  9.50%, 6/1/2010                                            100             113
  Ford Motor Co.
  6.375%, 2/1/2029                                         1,250           1,107
  7.45%, 7/16/2031                                         1,400           1,403
  9.98%, 2/15/2047                                         1,000           1,227
  Ford Motor Credit Co.
  6.875%, 2/1/2006                                           325             346
  6.50%, 1/25/2007                                         4,500           4,793
  5.625%, 10/1/2008                                        2,000           2,064
  5.80%, 1/12/2009                                         2,750           2,824
  7.375%, 10/28/2009                                         175             191
  7.25%, 10/25/2011                                        2,500           2,696
  General Motors Acceptance Corp.
  5.25%, 5/16/2005                                         2,475           2,567
  7.50%, 7/15/2005                                         1,000           1,073
  6.75%, 1/15/2006                                           300             321
  4.50%, 7/15/2006                                           500             514
  6.125%, 2/1/2007                                         2,000           2,133
  6.875%, 8/28/2012                                        3,500           3,751
  8.00%, 11/1/2031                                         1,550           1,708

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
  General Motors Corp.
  7.20%, 1/15/2011                                           500             546
  8.25%, 7/15/2023                                           275             311
  6.75%, 5/1/2028                                          1,050           1,019
  8.375%, 7/15/2033                                        1,225           1,395
  Harrah's Operating Co. Inc.
  7.125%, 6/1/2007                                           500             555
  7.50%, 1/15/2009                                           500             570
  (5) 5.375%, 12/15/2013                                     225             223
  Kohl's Corp.
  6.00%, 1/15/2033                                           625             631
  Liberty Media Corp.
  3.50%, 9/25/2006                                           600             603
  7.75%, 7/15/2009                                           500             574
  8.25%, 2/1/2030                                          1,000           1,192
  Lowe's Cos., Inc.
  7.50%, 12/15/2005                                          475             524
  6.875%, 2/15/2028                                          617             697
  May Department Stores Co.
  9.75%, 2/15/2021                                           105             136
  Pulte Homes Inc.
  7.875%, 6/15/2032                                          850             992
  Target Corp.
  7.00%, 7/15/2031                                           775             876
  Time Warner Inc.
  8.18%, 8/15/2007                                           500             578
  9.15%, 2/1/2023                                            300             384
  6.625%, 5/15/2029                                          200             204
  Toyota Motor Credit Corp.
  4.35%, 12/15/2010                                          400             406
  Toys R Us Inc.
  7.875%, 4/15/2013                                          225             241
  7.375%, 10/15/2018                                         200             202
  VF Corp.
  (5) 6.00%, 10/15/2033                                      325             322
  Viacom Inc.
  6.40%, 1/30/2006                                           500             541
  5.625%, 8/15/2012                                        1,500           1,594
  5.50%, 5/15/2033                                         1,500           1,387
  Visteon Corp.
  7.95%, 8/1/2005                                             75              80
  8.25%, 8/1/2010                                            225             252
  Wal-Mart Stores, Inc.
  (5) 5.58%, 5/1/2006                                      1,500           1,609
  4.375%, 7/12/2007                                        2,075           2,167
  4.55%, 5/1/2013                                            500             493
  7.55%, 2/15/2030                                           200             246
  Wendy's International Inc.
  6.20%, 6/15/2014                                           400             436

  CONSUMER NONCYCLICAL (0.8%)
  Abbott Laboratories
  5.625%, 7/1/2006                                           500             538
  Albertson's Inc.
  7.50%, 2/15/2011                                           500             571
  8.00%, 5/1/2031                                            250             288
  Altria Group Inc.
  5.625%, 11/4/2008                                          500             308
  7.00%, 11/4/2013                                           300             532
  American Home Products
  6.25%, 3/15/2006                                         1,000           1,084
  Anheuser-Busch Cos., Inc.
  (4) 7.10%, 6/15/2007                                     2,100           2,153
  7.125%, 7/1/2017                                           400             444
  6.80%, 8/20/2032                                           600             679
  Archer-Daniels-Midland
  8.125%, 6/1/2012                                           250             308
  C.R. Bard, Inc.
  6.70%, 12/1/2026                                           900             985
  Baxter International Inc.
  4.625%, 3/15/2015                                          750             719
  Becton, Dickinson, & Co.
  4.55%, 4/15/2013                                           250             245
  4.90%, 4/15/2018                                           275             268
  Bottling Group LLC
  4.625%, 11/15/2012                                       1,850           1,839
  Bristol-Myers Squibb
  4.75%, 10/1/2006                                         1,000           1,054
  (5) 4.00%, 8/15/2008                                       500             509
  5.75%, 10/1/2011                                         1,100           1,185
  (5) 5.25%, 8/15/2013                                       500             516
  Bunge Ltd. Finance Corp.
  (5) 4.375%, 12/15/2008                                     350             352
  Campbell Soup Co.
  6.75%, 2/15/2011                                         1,000           1,135
  Coca-Cola Enterprises, Inc.
  6.125%, 8/15/2011                                        1,000           1,103
  8.50%, 2/1/2022                                            125             163
  6.95%, 11/15/2026                                          750             855
  6.75%, 9/15/2028                                           150             167
  Cia. Brasil de Bebidas AmBev
  10.50%, 12/15/2011                                         280             326
  (5) 8.75%, 9/15/2013                                       250             266
  Conagra Foods, Inc.
  7.875%, 9/15/2010                                        1,700           2,027
  Diageo PLC
  3.50%, 11/19/2007                                        1,300           1,308
  General Mills Inc.
  2.625%, 10/24/2006                                         500             497
  5.125%, 2/15/2007                                          850             903

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
  Gillette Co.
  4.125%, 8/30/2007                                          400             416
  Grand Metropolitan Investment Corp.
  9.00%, 8/15/2011                                         1,000           1,276
  H.J. Heinz Co.
  6.375%, 7/15/2028                                          500             532
  Imperial Tobacco
  7.125%, 4/1/2009                                           300             337
  International Flavors & Fragrances
  6.45%, 5/15/2006                                           900             975
  Johnson & Johnson
  3.80%, 5/15/2013                                           425             400
  4.95%, 5/15/2033                                           250             226
  Kellogg Co.
  6.00%, 4/1/2006                                          1,600           1,722
  2.875%, 6/1/2008                                           250             242
  Kraft Foods Inc.
  4.625%, 11/1/2006                                        1,200           1,253
  5.625%, 11/1/2011                                          400             421
  6.50%, 11/1/2031                                           975           1,023
  Kroger Co.
  7.65%, 4/15/2007                                           370             418
  7.50%, 4/1/2031                                            600             686
  Fred Meyer, Inc.
  7.375%, 3/1/2005                                         2,000           2,123
  Philip Morris Cos., Inc.
  7.00%, 7/15/2005                                           500             527
  7.65%, 7/1/2008                                            450             497
  Newell Rubbermaid Inc.
  4.00%, 5/1/2010                                            500             482
  Pharmacia Corp.
  5.75%, 12/1/2005                                         1,000           1,068
  Procter & Gamble Co. ESOP
  9.36%, 1/1/2021                                          1,200           1,624
  Quest Diagnostic Inc.
  6.75%, 7/12/2006                                           775             846
  Safeway Inc.
  6.50%, 3/1/2011                                          1,000           1,089
  Sara Lee Corp.
  1.95%, 6/15/2006                                           400             394
  6.125%, 11/1/2032                                        1,125           1,164
  Schering-Plough Corp.
  5.30%, 12/1/2013                                           375             380
  6.50%, 12/1/2033                                           300             312
  Tyson Foods Inc.
  7.25%, 10/1/2006                                           200             219
  8.25%, 10/1/2011                                           200             233
  Unilever Capital Corp.
  6.875%, 11/1/2005                                        1,000           1,084
  United Health Group Inc.
  5.20%, 1/17/2007                                           700             746
  Wellpoint Health Network
  6.375%, 1/15/2012                                          900             987
  Wyeth
  4.125%, 3/1/2008                                           700             723
  6.70%, 3/15/2011                                           500             561
  5.50%, 2/1/2014                                            225             227
  6.45%, 2/1/2024                                            175             178
  6.50%, 2/1/2034                                            200             204

  ENERGY (0.5%)
  Alberta Energy Co. Ltd.
  7.375%, 11/1/2031                                        1,000           1,181
  Amerada Hess Corp.
  6.65%, 8/15/2011                                         1,000           1,076
  Anadarko Finance Co.
  7.50%, 5/1/2031                                            450             534
  Anadarko Petroleum Corp.
  6.125%, 3/15/2012                                          400             433
  BP Capital Markets PLC
  2.75%, 12/29/2006                                        1,300           1,302
  Burlington Resources Inc.
  7.40%, 12/1/2031                                           400             464
  Canadian Natural Resources
  7.20%, 1/15/2032                                           275             320
  Conoco Funding Co.
  6.35%, 10/15/2011                                          175             196
  7.25%, 10/15/2031                                        1,200           1,416
  Conoco Phillips Corp.
  5.90%, 10/15/2032                                        1,000           1,002
  Devon Energy Corp.
  7.875%, 9/30/2031                                          650             772
  7.95%, 4/15/2032                                           200             241
  Halliburton Co.
  (5) 5.50%, 10/15/2010                                      250             261
  Kerr McGee Corp.
  7.875%, 9/15/2031                                          550             628
  Marathon Oil Corp.
  6.80%, 3/15/2032                                           650             697
  Nexen Inc.
  5.05%, 11/20/2013                                          200             197
  Norsk Hydro
  7.50%, 10/1/2016                                           100             121
  7.25%, 9/23/2027                                           100             118
  7.15%, 1/15/2029                                           250             291
  Occidental Petroleum
  6.75%, 1/15/2012                                           625             706
  7.20%, 4/1/2028                                            400             458
  PF Export Receivables Master Trust
  (4)(5)6.60%, 12/1/2011                                   1,500           1,659
  PanCanadian Energy Corp.
  7.20%, 11/1/2031                                           225             260

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
  Pemex Project Funding Master Trust
  8.50%, 2/15/2008                                           250             288
  7.875%, 2/1/2009                                         1,070           1,206
  8.00%, 11/15/2011                                          100             112
  7.375%, 12/15/2014                                       1,500           1,579
  Petro-Canada
  4.00%, 7/15/2013                                           800             740
  Petronas Capital Ltd.
  (5) 7.875%, 5/22/2022                                      200             236
  Phillips Petroleum Co.
  8.50%, 5/25/2005                                         1,050           1,150
  Schlumberger Technology Corp.
  (5) 6.50%, 4/15/2012                                       600             669
  Suncor Energy Inc.
  7.15%, 2/1/2032                                            500             577
  Texaco Capital Corp.
  8.625%, 4/1/2032                                         1,000           1,390
  7.50%, 3/1/2043                                            150             174
  Tosco Corp.
  7.25%, 1/1/2007                                          1,000           1,118
  Transocean Sedco Forex Inc.
  6.625%, 4/15/2011                                        1,000           1,107
  7.50%, 4/15/2031                                           500             575
  Union Oil Co. of California
  7.50%, 2/15/2029                                           910           1,053

  TECHNOLOGY (0.2%)
  Arrow Electronics Inc.
  6.875%, 7/1/2013                                           150             159
  Computer Associates International
  6.375%, 4/15/2005                                          200             210
  Computer Sciences Corp.
  3.50%, 4/15/2008                                           500             499
  5.00%, 2/15/2013                                           650             654
  Eastman Kodak Co.
  3.625%, 5/15/2008                                          400             381
  Electronic Data Systems
  6.00%, 8/1/2013                                            750             735
  First Data Corp.
  5.625%, 11/1/2011                                        1,500           1,592
  Hewlett-Packard Co.
  5.75%, 12/15/2006                                        1,500           1,619
  3.625%, 3/15/2008                                          700             703
  International Business Machines Corp.
  4.875%, 10/1/2006                                          500             530
  6.45%, 8/1/2007                                          1,000           1,117
  4.75%, 11/29/2012                                        1,000           1,003
  7.125%, 12/1/2096                                        1,125           1,275
  Motorola Inc.
  6.75%, 2/1/2006                                            500             535
  7.625%, 11/15/2010                                         975           1,106
  8.00%, 11/1/2011                                           100             116
  7.50%, 5/15/2025                                           325             353
  Texas Instruments Inc.
  6.125%, 2/1/2006                                           600             645
  Transportation (0.3%)
  American Airlines Inc. Pass-Through Certificates
  6.855%, 4/15/2009                                          613             619
  7.024%, 10/15/2009                                         600             601
  Burlington Northern Santa Fe Corp.
  7.125%, 12/15/2010                                       1,000           1,158
  6.75%, 7/15/2011                                           700             792
  7.25%, 8/1/2097                                            300             330
  CSX Corp.
  6.30%, 3/15/2012                                         1,000           1,091
  Canadian National Railway Co.
  6.80%, 7/15/2018                                           775             889
  Canadian Pacific Rail
  7.125%, 10/15/2031                                         850             978
  Continental Airlines, Inc. Pass-Through Certificates
  6.648%, 9/15/2017                                          719             705
  Delta Air Lines, Inc. Pass-Through Certificates
  7.111%, 9/18/2011                                        1,500           1,515
  ERAC USA Finance Co.
  (5) 7.35%, 6/15/2008                                       475             537
  Hertz Corp.
  7.40%, 3/1/2011                                          1,000           1,056
  7.625%, 6/1/2012                                           500             532
  Norfolk Southern Corp.
  7.70%, 5/15/2017                                           400             480
  7.25%, 2/15/2031                                           500             566
  7.90%, 5/15/2097                                           100             118
  NorthWest Airlines, Inc. Pass-Through Certificates
  6.841%, 4/1/2011                                           800             796
  Southwest Airlines Co.
  6.50%, 3/1/2012                                            650             707
  Union Pacific Corp.
  3.625%, 6/1/2010                                         1,000             954
  7.125%, 2/1/2028                                           600             677
                                                                      ----------
                                                                         293,342
                                                                      ----------

  UTILITIES (0.8%)
  ELECTRIC (0.7%)
  AEP Texas Central Co.
  5.50%, 2/15/2013                                           550             560
  6.65%, 2/15/2033                                           400             417

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
  Alabama Power
  4.70%, 12/1/2010                                           550             556
  5.50%, 10/15/2017                                        1,550           1,605
  Arizona Public Service Co.
  4.65%, 5/15/2015                                           775             730
  Cincinnati Gas & Electric Co.
  5.70%, 9/15/2012                                           675             710
  Commonwealth Edison Co.
  3.70%, 2/1/2008                                            750             749
  6.15%, 3/15/2012                                           600             656
  4.70%, 4/15/2015                                           175             170
  6.95%, 7/15/2018                                           250             284
  Consolidated Edison Inc.
  6.625%, 12/15/2005                                       1,000           1,083
  Constellation Energy Group Inc.
  6.125%, 9/1/2009                                           600             659
  7.00%, 4/1/2012                                            500             565
  7.60%, 4/1/2032                                            250             292
  Consumers Energy Co.
  (5)4.25%, 4/15/2008                                        175             176
  (5)5.375%, 4/15/2013                                       175             176
  (5)6.00%, 2/15/2014                                        700             730
  Detroit Edison Co.
  7.50%, 2/1/2005                                          2,000           2,115
  Dominion Resources Inc.
  6.30%, 3/15/2033                                           350             356
  Duke Energy Corp.
  3.75%, 3/5/2008                                            500             502
  6.25%, 1/15/2012                                           900             968
  5.625%, 11/30/2012                                         500             517
  Energy East Corp.
  6.75%, 6/15/2012                                           500             550
  Entergy Gulf States, Inc.
  (5)3.60%, 6/1/2008                                         250             244
  (5)6.20%, 7/1/2033                                         500             469
  Firstenergy Corp.
  5.50%, 11/15/2006                                        2,000           2,072
  7.375%, 11/15/2031                                         300             306
  Florida Power & Light
  6.875%, 12/1/2005                                        1,250           1,358
  4.85%, 2/1/2013                                            250             253
  Georgia Power Co.
  5.125%, 11/15/2012                                         450             461
  HQI Transelec Chile SA
  7.875%, 4/15/2011                                          850             977
  MidAmerican Energy Co.
  6.75%, 12/30/2031                                        1,225           1,343
  National Rural Utilities Cooperative Finance Corp.
  6.50%, 3/1/2007                                            425             468
  6.20%, 2/1/2008                                            500             551
  5.75%, 8/28/2009                                           500             542
  7.25%, 3/1/2012                                            500             581
  8.00%, 3/1/2032                                            600             742
  NiSource Finance Corp.
  3.20%, 11/1/2006                                           600             603
  7.875%, 11/15/2010                                         250             299
  5.40%, 7/15/2014                                           175             177
  Ohio Power Co.
  4.85%, 1/15/2014                                           250             244
  6.375%, 7/15/2033                                          250             260
  Oncor Electric Delivery
  6.375%, 1/15/2015                                          400             429
  7.25%, 1/15/2033                                           850             955
  PSEG Power Corp.
  6.875%, 4/15/2006                                          925           1,010
  7.75%, 4/15/2011                                           150             177
  5.50%, 12/1/2015                                           100             100
  8.625%, 4/15/2031                                          150             192
  PacifiCorp
  6.90%, 11/15/2011                                          700             802
  7.70%, 11/15/2031                                          500             612
  Pepco Holdings Inc.
  5.50%, 8/15/2007                                           500             534
  6.45%, 8/15/2012                                           175             190
  Progress Energy Inc.
  6.05%, 4/15/2007                                           450             486
  7.00%, 10/30/2031                                        1,000           1,066
  Public Service of Colorado
  4.375%, 10/1/2008                                          725             744
  Public Service of New Mexico
  4.40%, 9/15/2008 750 761
  South Carolina Electric & Gas Co.
  6.625%, 2/1/2032                                           450             499
  5.30%, 5/15/2033                                           500             463
  Southern Cal Edison
  8.00%, 2/15/2007                                           250             285
  Southwestern Electric Power
  4.50%, 7/1/2005                                          1,200           1,236
  TXU Energy Co.
  6.125%, 3/15/2008                                          500             535
  Virginia Electric & Power Co.
  5.375%, 2/1/2007                                         2,025           2,166
  Wisconsin Electric Power
  5.625%, 5/15/2033                                          200             191
  XCEL Energy Inc.
  7.00%, 12/1/2010                                           300             338

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
  NATURAL GAS (0.1%)
  Columbia Energy Group
  7.62%, 11/28/2025                                          250             271
  Consolidated Natural Gas
  5.375%, 11/1/2006                                          900             968
  Duke Energy Field Services
  7.875%, 8/16/2010                                        1,000           1,175
  Enron Corp.
  **7.125%, 5/15/2007                                        300              66
  **6.875%, 10/15/2007                                     1,000             220
  Enterprise Products Operating LP
  6.875%, 3/1/2033                                           400             420
  Keyspan Corp.
  7.25%, 11/15/2005                                        2,100           2,289
  Kinder Morgan Inc.
  6.50%, 9/1/2012                                          1,200           1,323
  KN Energy, Inc.
  7.25%, 3/1/2028                                            100             110
  Sempra Energy
  6.00%, 2/1/2013                                          1,000           1,053
  Texas Gas Transmission
  4.60%, 6/1/2015                                            250             237
  Trans-Canada Pipelines
  4.00%, 6/15/2013                                           250             233
  Yosemite Security Trust
  (5)**8.25%, 11/15/2004                                   4,000           1,220
                                                                        --------
                                                                          50,432
                                                                        --------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $688,277)                                                        711,894
--------------------------------------------------------------------------------
SOVEREIGN BONDS (0.9%)
  (U.S. Dollar-Denominated)
--------------------------------------------------------------------------------
  Canadian Government
  6.75%, 8/28/2006                                         1,050           1,169
  Corporacion Andina De Fomento
  7.375%, 1/18/2011                                        1,000           1,133
  5.20%, 5/21/2013                                           225             222
  Export Development Canada
  4.00%, 8/1/2007                                            350             362
  Federation of Malaysia
  7.50%, 7/15/2011                                           250             296
  Instit De Credito Official
  6.00%, 5/19/2008                                           750             832
  KFW International Finance, Inc.
  2.50%, 10/17/2005                                        3,100           3,133
  Korea Electric Power
  (5)4.25%, 9/12/2007                                        500             508
  Kredit Fuer Wiederaufbau
  2.375%, 9/25/2006                                        1,100           1,098
  3.375%, 1/23/2008                                        2,000           2,019
  Ontario Hydro Electric
  6.10%, 1/30/2008                                           500             553
  7.45%, 3/31/2013                                           600             728
  Petroleos Mexicanos
  6.50%, 2/1/2005                                          1,500           1,569
  Province of British Columbia
  5.375%, 10/29/2008                                       1,800           1,946
  Province of Manitoba
  7.50%, 2/22/2010                                         1,000           1,198
  Province of New Brunswick
  3.50%, 10/23/2007                                          500             507
  Province of Newfoundland
  7.32%, 10/13/2023                                          600             733
  Province of Ontario
  5.50%, 10/1/2008                                         1,750           1,899
  5.125%, 7/17/2012                                        1,800           1,885
  Province of Quebec
  5.75%, 2/15/2009                                         1,000           1,095
  5.00%, 7/17/2009                                           750             793
  7.125%, 2/9/2024                                           400             469
  7.50%, 9/15/2029                                         1,000           1,244
  Quebec Hydro Electric
  6.30%, 5/11/2011                                         2,000           2,258
  8.40%, 1/15/2022                                           500             659
  Region of Lombardy
  5.804%, 10/25/2032                                         500             516
  Republic of Chile
  5.625%, 7/23/2007                                        1,425           1,523
  Republic of Italy
  4.375%, 10/25/2006                                       1,800           1,887
  2.75%, 12/15/2006                                        1,250           1,249
  3.625%, 9/14/2007                                        2,000           2,043
  5.625%, 6/15/2012                                        3,800           4,135
  4.375%, 6/15/2013                                          500             498
  5.375%, 6/15/2033                                          700             691
  Republic of Korea
  8.875%, 4/15/2008                                          500             602
  Republic of South Africa
  7.375%, 4/25/2012                                        1,175           1,316
  State of Israel
  4.625%, 6/15/2013                                          200             191
  Swedish Export Credit
  2.875%, 1/26/2007                                          425             427
  United Mexican States
  4.625%, 10/8/2008                                          550             558
  10.375%, 2/17/2009                                       1,500           1,907
  8.375%, 1/14/2011                                        4,000           4,740
  6.375%, 1/16/2013                                          550             571
  5.875%, 1/15/2014                                          500             495
  6.625%, 3/3/2015                                           500             518
  8.30%, 8/15/2031                                         1,450           1,636
  7.50%, 4/8/2033                                            250             260
--------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS                                                     54,071
(Cost $52,392)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            FACE          MARKET
                                                          AMOUNT          VALUE*
BALANCED INDEX FUND                                        (000)           (000)
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS (0.1%)
--------------------------------------------------------------------------------
  Illinois (Taxable Pension) GO
  4.95%, 6/1/2023                                            125             117
  5.10%, 6/1/2033                                          2,600           2,378
  J. Paul Getty Trust
  5.875%, 10/1/2033                                          250             250
  Oregon (Taxable Pension) GO
  5.762%, 6/1/2023                                           250             255
  5.892%, 6/1/2027                                           375             387
  Wisconsin Public Service Rev
  4.80%, 5/1/2013                                            275             275
  5.70%, 5/1/2026                                            325             328
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $3,945)                                                            3,990
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.0%)(1)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN
(3) 1.05%, 1/20/2004                                       1,300           1,299
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  0.98%, 1/2/2004                                         63,491          63,491
  0.99%, 1/2/2004--Note E                                106,017         106,017
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $170,807)                                                          170,807
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.2%)
  (Cost $5,344,342)                                                    5,905,047
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                                           (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                 $   98,268
Liabilities--Note E                                                    (226,710)
                                                                     -----------
                                                                       (128,442)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $5,776,605
================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Non-income-producing security--debt security in default.
+The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit), would require congressional action.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.2% and 2.8%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)After giving effect to swap contracts, the fund's investments in government mortgage-backed securities and asset-backed/commercial mortgage-backed securities represent 14.1% and 1.9%, respectively, of net assets. See Note C in Notes to Financial Statements.
(3)Security segregated as initial margin for open futures contracts.
(4)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(5)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the aggregate value of these securities was $30,874,000, representing 0.5% of net assets.
(6)Floating-rate note.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $5,334,116
Overdistributed Net Investment Income                                    (4,530)
Accumulated Net Realized Losses                                        (114,303)
Unrealized Appreciation
  Investment Securities                                                 560,705
  Futures Contracts                                                         297
  Swap Contracts                                                            320
--------------------------------------------------------------------------------
NET ASSETS                                                           $5,776,605
================================================================================

Investor Shares--Net Assets

Applicable to 213,122,259 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $3,894,789
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                              $18.27
================================================================================

Admiral Shares--Net Assets
Applicable to 41,060,566 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $750,419
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                               $18.28
================================================================================

Institutional Shares--Net Assets
Applicable to 61,904,357 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                           $1,131,397
================================================================================
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                          $18.28
================================================================================
See Note C in Notes to Financial Statements for the tax basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                             BALANCED INDEX FUND
                                                    YEAR ENDED DECEMBER 31, 2003
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                            $ 48,996
  Interest                                                               94,716
  Security Lending                                                          390
--------------------------------------------------------------------------------
    Total Income                                                        144,102
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services                                              113
  Management and Administrative
    Investor Shares                                                       6,344
    Admiral Shares                                                          745
    Institutional Shares                                                    726
  Marketing and Distribution
    Investor Shares                                                         476
    Admiral Shares                                                           68
    Institutional Shares                                                    153
Custodian Fees                                                              212
Auditing Fees                                                                19
Shareholders' Reports
  Investor Shares                                                           286
  Admiral Shares                                                              3
  Institutional Shares                                                        1
Trustees' Fees and Expenses                                                   6
--------------------------------------------------------------------------------
  Total Expenses                                                          9,152
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   134,950
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                            (43,481)
  Futures Contracts                                                       2,491
  Swap Contracts                                                          (415)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                (41,405)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                                 816,316
  Futures Contracts                                                         624
  Swap Contracts                                                              7
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                        816,947
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $910,492
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                                           Balanced Index Fund
                                                        ------------------------
                                                         Year Ended December 31,
                                                        ------------------------
                                                            2003           2002
                                                            (000)          (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                $ 134,950      $ 135,452
  Realized Net Gain (Loss)                               (41,405)       (66,551)
  Change in Unrealized Appreciation (Depreciation)       816,947       (510,343)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting
      from Operations                                    910,492       (441,442)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                      (91,247)       (96,325)
    Admiral Shares                                       (16,612)       (16,416)
    Institutional Shares                                 (27,219)       (23,762)
Realized Capital Gain
    Investor Shares                                           --              --
    Admiral Shares                                            --              --
    Institutional Shares                                      --              --
--------------------------------------------------------------------------------
    Total Distributions                                 (135,078)      (136,503)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                        374,318        285,805
  Admiral Shares                                         176,618         81,842
  Institutional Shares                                   171,227        301,968
--------------------------------------------------------------------------------
    Net Increase (Decrease)
      from Capital Share Transactions                    722,163        669,615
--------------------------------------------------------------------------------
Total Increase (Decrease)                              1,497,577         91,670
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                  4,279,028      4,187,358
--------------------------------------------------------------------------------
  End of Period                                       $5,776,605     $4,279,028
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

BALANCED INDEX FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                            -------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2003      2002     2001     2000     1999
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $15.65    $17.86   $19.08   $20.22   $18.48
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .44       .52     .591     .645      .58
  Net Realized and Unrealized Gain (Loss) on Investments      2.63     (2.21)  (1.189)  (1.038)    1.88
-------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          3.07     (1.69)   (.598)   (.393)    2.46
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        (.45)     (.52)   (.597)   (.647)    (.58)
  Distributions from Realized Capital Gains                     --        --    (.025)   (.100)    (.14)
-------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS                                       (.45)     (.52)   (.622)   (.747)    (.72)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $18.27    $15.65   $17.86   $19.08   $20.22
=======================================================================================================
TOTAL RETURN*                                               19.87%    -9.52%   -3.02%   -2.04%   13.61%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $3,895    $2,990   $3,117   $3,586   $3,128
  Ratio of Total Expenses to Average Net Assets              0.22%     0.22%    0.22%    0.22%    0.20%
  Ratio of Net Investment Income to Average Net Assets       2.68%     3.14%    3.26%    3.30%    3.18%
  Portfolio Turnover Rate                                      27%       40%      33%      28%      29%
=======================================================================================================

*Total return figures do not reflect the annual account maintenance fee of $10 applied on balances under $10,000.

BALANCED INDEX FUND ADMIRAL SHARES
-------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED
                                                                    DECEMBER 31,            NOV. 13* TO
                                                            ----------------------------       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2003     2002        2001           2000
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $15.65   $17.86      $19.08         $19.40
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                        .462     .529        .602           .088
  Net Realized and Unrealized Gain (Loss) on Investments      2.630   (2.206)     (1.189)         (.129)
-------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          3.092   (1.677)      (.587)         (.041)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        (.462)   (.533)      (.608)         (.189)
  Distributions from Realized Capital Gains                      --       --       (.025)         (.090)
-------------------------------------------------------------------------------------------------------
    Total Distributions                                       (.462)   (.533)      (.633)         (.279)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $18.28   $15.65      $17.86         $19.08
=======================================================================================================
TOTAL RETURN                                                 20.02%   -9.45%      -2.96%         -0.20%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                         $750     $481        $471           $316
  Ratio of Total Expenses to Average Net Assets               0.15%    0.15%       0.15%        0.15%**
  Ratio of Net Investment Income to Average Net Assets        2.74%    3.22%       3.32%        3.49%**
  Portfolio Turnover Rate                                       27%      40%         33%            28%
=======================================================================================================

*Inception.
**Annualized.

BALANCED INDEX FUND INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED
                                                                    DECEMBER 31,             DEC. 1* TO
                                                            ----------------------------       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 2003     2002        2001           2000
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $15.65   $17.86      $19.08         $19.05
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                         .47      .54        .612           .056
  Net Realized and Unrealized Gain (Loss) on Investments       2.63    (2.21)     (1.189)          .253
-------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           3.10    (1.67)      (.577)          .309
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                         (.47)    (.54)      (.618)         (.189)
  Distributions from Realized Capital Gains                      --       --       (.025)         (.090)
-------------------------------------------------------------------------------------------------------
    Total Distributions                                        (.47)    (.54)      (.643)         (.279)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $18.28   $15.65      $17.86         $19.08
=======================================================================================================
TOTAL RETURN                                                 20.07%   -9.41%      -2.90%          1.63%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $1,131     $807        $599           $148
  Ratio of Total Expenses to Average Net Assets               0.10%    0.10%       0.10%        0.10%**
  Ratio of Net Investment Income to Average Net Assets        2.79%    3.27%       3.37%          3.36%
  Portfolio Turnover Rate                                       27%      40%         33%            28%
=======================================================================================================

*Inception.
**Annualized.









SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. FUTURES CONTRACTS: The fund uses S&P 500 Index futures contracts, S&P MidCap 400 Index futures contracts, and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. SWAP CONTRACTS: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

5. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

6. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

7. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2003, the fund had contributed capital of $887,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 0.89% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains and losses on certain of the fund's swap contracts are treated as income for tax purposes. Realized losses on swap contracts of $415,000 have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at December 31, 2003, the fund had $1,780,000 of ordinary income available for distribution. The fund had available realized losses of $114,111,000 to offset future net capital gains of $5,846,000 through December 31, 2009, $60,536,000 through December 31, 2010, $31,567,000 through December
31, 2011, and $16,162,000 through December 31, 2012.

At December 31, 2003, net unrealized appreciation of investment securities for tax purposes was $560,705,000, consisting of unrealized gains of $902,711,000 on securities that had risen in value since their purchase and $342,006,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2003, the aggregate settlement value of open futures contracts expiring in March 2004 and the related unrealized appreciation were:


--------------------------------------------------------------------------------
                                                               (000)
                                              ----------------------------------
                                               Aggregate              Unrealized
                             Number of        Settlement            Appreciation
Futures Contracts       Long Contracts             Value          (Depreciation)
--------------------------------------------------------------------------------
S&P 500 Index                       29            $8,052                    $246
S&P MidCap 400 Index                 5             1,440                      20
Russell 2000 Index                   5             1,393                      31
--------------------------------------------------------------------------------
Unrealized appreciation on open futures contracts is required to be treated as realized gain for tax purposes.

At December 31, 2003, the fund had the following open swap contracts:

-------------------------------------------------------------------------------------------------------------------
                                                                                         FLOATING        UNREALIZED
                                                                             NOTIONAL    INTEREST      APPRECIATION
                                                                               AMOUNT        RATE    (DEPRECIATION)
REFERENCE ENTITY/TERMINATION DATE                                  DEALER*      (000)      PAID**             (000)
-------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities Index
                         1/31/2004                                      MS    $ 7,000        0.72%             $112
Commercial Mortgage-Backed Securities Index
                         1/31/2004                                      DB      4,000        0.62                64
Federal National Mortgage Association
                         5.50% 30-Year 1/31/2004                       UBS     10,000        0.87               107
Federal National Mortgage Association
                         5.00% 15-Year 1/31/2004                       UBS      6,000        1.00                11
Commercial Mortgage-Backed Securities Index
                         4/30/2004                                     BOA      5,000        0.57                13
Commercial Mortgage-Backed Securities Index
                         4/30/2004                                     BOA      3,000        0.57                18
Federal National Mortgage Association
                         5.00% 15-Year 5/31/2004                       UBS      8,000        0.97               (5)
Commercial Mortgage-Backed Securities Index
                         6/30/2004                                     UBS     30,000        0.67                --
                                                                                                     --------------
                                                                                                               $320
-------------------------------------------------------------------------------------------------------------------

*MS-Morgan Stanley.
DB-Deutsche Bank.
UBS-UBS Warburg.
BOA-Bank of America.
**Based on one-month London InterBank Offered Rate (LIBOR).

D. During the year ended December 31, 2003, the fund purchased $643,691,000 of investment securities and sold $388,056,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,795,023,000 and $929,967,000, respectively.

E. The market value of securities on loan to broker/dealers at December 31, 2003, was $245,422,000, for which the fund held cash collateral of $106,017,000 and U.S. government and agency securities with a market value of $146,891,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

F. Capital share transactions for each class of shares were:

-------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------
                                                                 2003                      2002
                                                     -----------------------    -----------------------
                                                          AMOUNT      SHARES        AMOUNT       SHARES
                                                            (000)       (000)         (000)        (000)
-------------------------------------------------------------------------------------------------------
Investor Shares
  Issued                                              $1,035,955      61,515     $ 832,051       49,535
  Issued in Lieu of Cash Distributions                    87,128       5,121        91,995        5,700
  Redeemed                                              (748,765)    (44,585)     (638,241)     (38,692)
                                                     ---------------------------------------------------
    Net Increase (Decrease)--Investor Shares             374,318      22,051       285,805       16,543
                                                     ---------------------------------------------------
Admiral Shares
  Issued                                                 278,676      16,421       250,769       14,547
  Issued in Lieu of Cash Distributions                    14,776         866        14,826          918
  Redeemed                                              (116,834)     (6,967)     (183,753)     (11,110)
                                                     ---------------------------------------------------
    Net Increase (Decrease)--Admiral Shares              176,618      10,320        81,842        4,355
                                                     ---------------------------------------------------
Institutional Shares
  Issued                                                 320,037      19,323       414,913       24,969
  Issued in Lieu of Cash Distributions                    26,861       1,578        23,356        1,458
  Redeemed                                              (175,671)    (10,585)     (136,301)      (8,389)
                                                     ---------------------------------------------------
    Net Increase (Decrease)--Institutional Shares        171,227      10,316       301,968       18,038
--------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 3, 2004



--------------------------------------------------------------------------------
SPECIAL 2003 TAX INFORMATION

(UNAUDITED) FOR VANGUARD BALANCED INDEX FUND

This information for the fiscal year ended December 31, 2003, is included pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, 33.9% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund distributed the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by the fund was provided to individual shareholders on their 2003 Form 1099-DIV.
--------------------------------------------------------------------------------

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

------------------------------------------------------------------------------------------------------------
                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (118)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (118)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (118)                Chairman (January-September 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (118)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL TRUSTEE              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (116)                Director of Vanguard Investment Series plc (Irish invest-ment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (118)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (118)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceuti-cal distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. Gregory Barton     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (118)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
Thomas J. Higgins     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (118)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

[VANGUARD SHIP LOGO]
THE VANGUARD GROUP(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER

The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C) 2004 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q020 022004

ITEM 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

ITEM 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant's Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.



ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) AUDIT FEES.

AUDIT FEES OF THE REGISTRANT
Fiscal Year Ended December 31, 2003: $19,000
Fiscal Year Ended December 31, 2002: $12,000

AGGREGATE AUDIT FEES OF REGISTERED INVESTMENT COMPANIES IN THE VANGUARD GROUP Fiscal Year Ended December 31, 2003: $1,660,800
Fiscal Year Ended December 31, 2002: $1,620,200

(B) AUDIT-RELATED FEES.

Fiscal Year Ended December 31, 2003: $324,460
Fiscal Year Ended December 31, 2002: $420,280
Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(C) TAX FEES.

Fiscal Year Ended December 31, 2003: $409,900
Fiscal Year Ended December 31, 2002: $103,200
Includes fees billed in connection with compliance, planning, and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income, excise, and stamp taxes.

(D) ALL OTHER FEES.

Fiscal Year Ended December 31, 2003: $31,000
Fiscal Year Ended December 31, 2002: $367,500
Includes fees billed in connection with benefit plans and statements, risk management, privacy matters, educational training materials, and other business advisory services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(E) (1) PRE-APPROVAL POLICIES. The policy of the Registrant's Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and permitted non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant's independence.
     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant's independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant's independence.
     The Registrant's Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant's fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant's engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(G) AGGREGATE NON-AUDIT FEES.

Fiscal Year Ended December 31, 2003: $440,900
Fiscal Year Ended December 31, 2002: $470,700
Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant's independence.


ITEM 5: Not applicable.

ITEM 6: Reserved.

ITEM 7: Not applicable.

ITEM 8: Reserved.

ITEM 9: CONTROLS AND PROCEDURES.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant's internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: EXHIBITS.  The following exhibits are attached hereto:
         (a) Code of Ethics
         (b) Certifications

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      VANGUARD BALANCED INDEX FUND

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: February 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      VANGUARD BALANCED INDEX FUND

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: February 20, 2004

      VANGUARD BALANCED INDEX FUND

BY:_____________(signature)________________
               (HEIDI STAM)
            THOMAS J. HIGGINS*
               TREASURER

Date: February 20, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.